                                                                     Rule 497(c)
                                                              File No. 333-05227
                                                                       811-05846

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                                                     MAY 1, 1999

                                    PROFILE

                              MFS REGATTA CLASSIC
                               VARIABLE AND FIXED
                                    ANNUITY

      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

      1. THE MFS REGATTA CLASSIC ANNUITY

      The MFS Regatta Classic Annuity is a flexible payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.

      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase you make payments into the Contract; any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase. You choose when the Income Phase begins.

      You may choose among 25 variable investment options and a range of fixed interest options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding series of the MFS/Sun Life Series Trust (collectively, the "Series") listed in Section 4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Series you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time. The fixed interest options may not be available in all states.

      The Contract is designed to meet your need for investment flexibility. At any time you may have amounts allocated among up to 18 of the available variable and fixed options. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.

      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for 5, 10, 15 or 20 years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years (between 5 and 30), with a cash-out option for variable payments. You can also select a fixed payment option where we will hold the amount applied to provide fixed annuity payments with interest accrued at the rate we determine from time, which will be at least 3% per year. We may also agree to other annuity options in our discretion.

      Once the Income Phase begins, you cannot change your choice of annuity payment method.

      3. PURCHASING A CONTRACT

      You may purchase a Contract for $25,000 or more, under most circumstances. You may increase the value of your investment by adding $1,000 or more at any time during the Accumulation Phase. We will not accept a purchase payment if your Account Value is over $1 million, or if the purchase payment would cause your account value to exceed $1 million, unless we have approved the payment in advance.

      4. ALLOCATION OPTIONS

      You can allocate your money among Sub-Accounts investing in the following Series of the MFS/ Sun Life Series Trust:

 Bond Series                                            Managed Sectors Series
 Capital Appreciation Series                            Massachusetts Investors Growth Stock Series
 Capital Opportunities Series                           Massachusetts Investors Trust Series
 Emerging Growth Series                                 MFS/Foreign & Colonial Emerging Markets Equity Series
 Equity Income Series                                   Money Market Series
 Global Asset Allocation Series                         New Discovery Series
 Global Governments Series                              Research Series
 Global Growth Series                                   Research Growth and Income Series
 Global Total Return Series                             Research International Series
 Government Securities Series                           Strategic Income Series
 High Yield Series                                      Total Return Series
 International Growth Series                            Utilities Series
 International Growth and Income Series

      Market conditions will determine the value of an investment in any Series. Each Series is described in the Prospectus of the MFS/Sun Life Series Trust.

      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      We impose an annual Account Fee of $50. We will waive the Account Fee where your Account Value is greater than $100,000 on the Account Anniversary. We also deduct insurance charges (which include an administrative expense charge) equal to 1.15% per year of the average daily value of the Contract allocated among the Sub-Accounts.

      There are no sales charges when you purchase your MFS Regatta Classic Annuity. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge equal to 1% of purchase payments you withdraw that have been held in your Account for less than one year.

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value Adjustment. This adjustment reflects the relationship between our current Guaranteed Interest Rates, and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if your Guaranteed Interest Rate is lower than the relevant current rate, then the adjustment will decrease your Contract value. Conversely, if your Guaranteed Interest Rate is higher than the relevant current rate, the adjustment will increase your Contract value.

      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each Series, which range from 0.56% to 1.55% of the average net assets of the Series, depending upon which Series you have selected. The investment adviser has agreed to waive or reimburse a portion of expenses for some of the Series; without this agreement, Series expenses could be higher. Some of these arrangements may be terminated after one year, or earlier if the Series Fund's Board of Trustees agrees.

      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses (net of any applicable fee waiver and/or expense reimbursement) for each Series. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.

      "Total Annual Insurance Charges" include the insurance charges of 1.15%, plus an additional 0.10%, which is used to represent the $50 annual Account Fee based on an assumed Contract value of $50,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.

                                                                                                           EXAMPLES:
                                                     TOTAL ANNUAL     TOTAL ANNUAL       TOTAL           TOTAL EXPENSES
                                                      INSURANCE          SERIES         ANNUAL               AT END
SUB-ACCOUNT                                            CHARGES          EXPENSES       EXPENSES      1 YEAR       10 YEARS
-------------------------------------------------  ----------------  ---------------  -----------  -----------  -------------
Bond Series                                             1.25%               1.03%          2.28%    $      33     $     262
                                                   (1.15% + 0.10%)
Capital Appreciation Series                             1.25%               0.77%          2.07%    $      31     $     235
                                                   (1.15% + 0.10%)
Capital Opportunities Series                            1.25%               0.86%          2.11%    $      31     $     244
                                                   (1.15% + 0.10%)
Emerging Growth Series                                  1.25%               0.78%          2.03%    $      31     $     236
                                                   (1.15% + 0.10%)
Equity Income Series                                    1.25%               1.03%          2.28%    $      33     $     262
                                                   (1.15% + 0.10%)
Global Asset Allocation Series                          1.25%               0.90%          2.05%    $      32     $     248
                                                   (1.15% + 0.10%)
Global Governments Series                               1.25%               0.88%          2.13%    $      32     $     246
                                                   (1.15% + 0.10%)
Global Growth Series                                    1.25%               1.01%          2.26%    $      33     $     260
                                                   (1.15% + 0.10%)
Global Total Return Series                              1.25%               0.93%          2.18%    $      32     $     251
                                                   (1.15% + 0.10%)
Government Securities Series                            1.25%               0.62%          1.87%    $      29     $     219
                                                   (1.15% + 0.10%)
High Yield Series                                       1.25%               0.82%          2.07%    $      31     $     240
                                                   (1.15% + 0.10%)
International Growth Series                             1.25%               1.32%          2.57%    $      36     $     290
                                                   (1.15% + 0.10%)
International Growth and Income Series                  1.25%               1.16%          2.41%    $      34     $     275
                                                   (1.15% + 0.10%)
Managed Sectors Series                                  1.25%               0.80%          2.05%    $      31     $     238
                                                   (1.15% + 0.10%)
Massachusetts Investors Growth Stock Series             1.25%               0.97%          2.22%    $      33     $     255
                                                   (1.15% + 0.10%)
Massachusetts Investors Trust Series                    1.25%               0.59%          1.84%    $      29     $     216
                                                   (1.15% + 0.10%)
MFS/Foreign & Colonial Emerging Markets Equity          1.25%               1.50%          2.75%    $      38     $     308
 Series                                            (1.15% + 0.10%)
Money Market Series                                     1.25%               0.56%          1.81%    $      28     $     213
                                                   (1.15% + 0.10%)
New Discovery Series                                    1.25%               1.28%          2.53%    $      36     $     287
                                                   (1.15% + 0.10%)

                                                                                                           EXAMPLES:
                                                     TOTAL ANNUAL     TOTAL ANNUAL       TOTAL           TOTAL EXPENSES
                                                      INSURANCE          SERIES         ANNUAL               AT END
SUB-ACCOUNT                                            CHARGES          EXPENSES       EXPENSES      1 YEAR       10 YEARS
-------------------------------------------------  ----------------  ---------------  -----------  -----------  -------------
Research Series                                         1.25%               0.76%          2.01%    $      30     $     234
                                                   (1.15% + 0.10%)
Research Growth and Income Series                       1.25%               0.95%          2.20%    $      32     $     253
                                                   (1.15% + 0.10%)
Research International Series                           1.25%               1.55%          2.80%    $      38     $     313
                                                   (1.15% + 0.10%)
Strategic Income Series                                 1.25%               1.29%          2.54%    $      36     $     288
                                                   (1.15% + 0.10%)
Total Return Series                                     1.25%               0.70%          1.95%    $      30     $     227
                                                   (1.15% + 0.10%)
Utilities Series                                        1.25%               0.86%          2.11%    $      31     $     244
                                                   (1.15% + 0.10%)

      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If your Contract is funded with pre-tax or tax deductible dollars (such as with a pension or IRA contribution) -- we call this a Qualified Contract -- your entire withdrawal will be taxable. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable, except under a Qualified Contract, in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY

      You can withdraw money from your Contract at any time during the Accumulation Phase. A withdrawal of a purchase payment that has been credited to your account for less than one year (365 days) will be subject to a 1% withdrawal charge. All other withdrawals will not be subject to withdrawal charges. You may also be required to pay income tax and possible tax penalties on any money you withdraw.

      We do not assess a withdrawal charge upon annuitization or transfers. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.

      8. PERFORMANCE

      If you invest in one or more Sub-Accounts, the value of your Contract will increase or decrease depending upon the investment performance of the Series you choose.

      The following chart shows total returns for investment in the Sub-Accounts where the corresponding Series has at least one full calendar year of operations. The returns reflect all charges and deductions of the Series and Sub-Accounts and deduction of the annual Account Fee. They do not reflect deduction of any withdrawal charges or premium taxes. These charges, if included, would reduce the performance numbers shown. Past performance is not a guarantee of future results.

                                                                       CALENDAR YEAR
                                      -------------------------------------------------------------------------------
 SUB-ACCOUNT                           1998     1997     1996     1995     1994     1993     1992     1991     1990
 -----------------------------------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Bond Series                               --       --       --       --       --       --       --       --       --
 Capital Appreciation Series            27.32%   21.33%   19.98%   32.84%   (4.79)%   16.56%   12.24%   39.21%  (10.80)%
 Capital Opportunities Series           25.58%   25.73%      --       --       --       --       --       --       --
 Emerging Growth Series                 32.41%   20.16%   15.64%      --       --       --       --       --       --
 Equity Income Series                      --       --       --       --       --       --       --       --       --
 Global Asset Allocation Series          5.37%    9.24%   14.53%   20.15%      --       --       --       --       --
 Global Governments Series              14.21%   (2.21)%    3.32%   14.24%   (5.67)%   17.42%   (0.65)%   13.45%   11.94%
 Global Growth Series                   13.30%   13.62%   11.69%   14.57%    1.65%      --       --       --       --
 Global Total Return Series             17.05%   12.28%   12.86%   16.47%      --       --       --       --       --
 Government Securities Series            7.54%    7.15%    0.34%   16.21%   (3.37)%    7.35%    5.48%   14.41%    7.53%
 High Yield Series                      (0.05)%   11.55%   10.71%   15.61%   (3.44)%   16.29%   13.55%   45.80%  (15.44)%
 International Growth Series             0.79%   (3.09)%      --      --       --       --       --       --       --
 International Growth and Income
  Series                                20.29%    4.95%    3.59%      --       --       --       --       --       --
 Managed Sectors Series                 11.04%   23.81%   16.09%   30.62%   (3.14)%    2.78%    5.18%   60.21%  (11.58)%
 Massachusetts Investors Growth
  Stock Series                             --       --       --       --       --       --       --       --       --
 Massachusetts Investors Trust
  Series                                22.49%   30.04%   23.84%   35.77%   (2.33)%    7.08%    4.34%      --      --
 MFS/Foreign & Colonial Emerging
  Markets Equity Series                (30.76)%    8.78%      --      --       --       --       --       --       --
 Money Market Series                     3.87%    3.52%    3.61%    4.15%    2.42%    1.36%    2.06%    4.50%    6.52%
 New Discovery Series                      --       --       --       --       --       --       --       --       --
 Research Series                        22.28%   19.07%   22.28%   35.77%      --       --       --       --       --
 Research Growth and Income Series      20.84%      --       --       --       --       --       --       --       --
 Research International Series             --       --       --       --       --       --       --       --       --
 Strategic Income Series                   --       --       --       --       --       --       --       --       --
 Total Return Series                    10.52%   20.18%   12.58%   25.20%   (3.47)%   12.00%    7.24%   20.11%    1.40%
 Utilities Series                       16.30%   30.82%   18.87%   30.80%   (5.76)%      --      --       --       --

      9. DEATH BENEFIT

      If the annuitant dies before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date", which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      If the annuitant was 85 or younger when we issued your Contract, the death benefit is the greatest of:

      (1) the value of the Contract on the Death Benefit Date;

      (2) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date; and

      (3) your total purchase payments minus the sum of all partial withdrawals from your Account.

      If the annuitant was 86 or older when we issued your Contract, the death benefit is equal to the amount set forth in (2) above.

      10. OTHER INFORMATION

      FREE LOOK. Depending upon applicable state law, if you cancel your Contract within 10 days after receiving it we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge. However, if applicable state or federal law requires, we will refund the full amount of any purchase payment(s) we receive and the "free look" period may be greater than 10 days.

      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax deferred accumulation of assets and annuity features, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. You should not buy a Contract if you are looking for a short-term investment or if you cannot risk a decrease in the value of your investment.

      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.

      ADDITIONAL FEATURES. The MFS Regatta Classic Annuity offers the following additional convenient features, which you may choose at no extra charge.

      Dollar Cost Averaging -- This program lets you invest gradually in up to 4 Sub-Accounts.

      Asset Allocation -- One or more asset allocation programs may be available in connection with the Contract.

      Systematic Withdrawal Program -- This program allows you to receive quarterly, semi-annual or annual payments during the Accumulation Phase.

      Portfolio Rebalancing Program -- Under this program, we automatically reallocate your investments in the Sub-Accounts to maintain the proportions you select. You can elect rebalancing on a quarterly, semi-annual or annual basis.

      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:

     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     ANNUITY SERVICE MAILING ADDRESS
     C/O RETIREMENT PRODUCTS AND SERVICES
     P.O. BOX 1024
     BOSTON, MASSACHUSETTS 02103
     TEL: TOLL FREE (800) 752-7215
       IN MASSACHUSETTS (617) 348-9600

                                                                     Rule 497(c)
                                                              File No. 333-05227
                                                                       811-05846

                                                                      PROSPECTUS
                                                                     May 1, 1999

                              MFS REGATTA CLASSIC

      Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

      You may choose among 25 variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following series of the MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund advised by our affiliate, Massachusetts Financial Services Company:

Bond Series                           Managed Sectors Series
Capital Appreciation Series           Massachusetts Investors Growth Stock Series
Capital Opportunities Series          Massachusetts Investors Trust Series
Emerging Growth Series                MFS/Foreign & Colonial Emerging Markets Equity Series
Equity Income Series                  Money Market Series
Global Asset Allocation Series        New Discovery Series
Global Governments Series             Research Series
Global Growth Series                  Research Growth and Income Series
Global Total Return Series            Research International Series
Government Securities Series          Strategic Income Series
High Yield Series                     Total Return Series
International Growth Series           Utilities Series
International Growth and Income
Series

      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE SERIES FUND. PLEASE READ THIS PROSPECTUS AND THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE MFS REGATTA CLASSIC ANNUITY AND THE SERIES FUND.

      We have filed a Statement of Additional Information dated May 1, 1999 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 74 of this Prospectus. You may obtain a copy without charge by writing to our Annuity Service Mailing Address or by telephoning (800) 752-7215 or (617) 348-9600. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING
ADDRESS:

     ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 1024, BOSTON, MASSACHUSETTS
     02103

                               TABLE OF CONTENTS

                                                                                                               PAGE
Special Terms                                                                                                        4
Expense Summary                                                                                                      4
Summary of Contract Expenses                                                                                         4
Series Fund Annual Expenses                                                                                          5
Examples                                                                                                             6
Condensed Financial Information                                                                                      7
The MFS Regatta Classic Annuity                                                                                      7
Communicating To Us About Your Contract                                                                              7
Sun Life Assurance Company of Canada (U.S.)                                                                          8
The Variable Account                                                                                                 8
Variable Account Options: The MFS/Sun Life Series Trust                                                              8
The Fixed Account                                                                                                   11
The Fixed Account Options: The Guarantee Periods                                                                    11
The Accumulation Phase                                                                                              11
    Issuing Your Contract                                                                                           11
    Amount and Frequency of Purchase Payments                                                                       12
    Allocation of Net Purchase Payments                                                                             12
    Your Account                                                                                                    12
    Your Account Value                                                                                              12
    Variable Account Value                                                                                          12
    Fixed Account Value                                                                                             13
    Transfer Privilege                                                                                              14
    Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates                                              15
    Optional Programs                                                                                               15
Withdrawals, Withdrawal Charge and Market Value Adjustment                                                          16
    Cash Withdrawals                                                                                                16
    Withdrawal Charge                                                                                               18
    Market Value Adjustment                                                                                         18
Contract Charges                                                                                                    19
    Account Fee                                                                                                     19
    Administrative Expense Charge                                                                                   19
    Mortality and Expense Risk Charge                                                                               19
    Premium Taxes                                                                                                   20
    Series Fund Expenses                                                                                            20
    Modification in the Case of Group Contracts                                                                     20
Death Benefit                                                                                                       20
    Amount of Death Benefit                                                                                         20
    Method of Paying Death Benefit                                                                                  21
    Selection and Change of Beneficiary                                                                             21
    Payment of Death Benefit                                                                                        21
    Due Proof of Death                                                                                              21
The Income Phase -- Annuity Provisions                                                                              22
    Selection of the Annuitant or Co-Annuitant                                                                      22
    Selection of the Annuity Commencement Date                                                                      22
    Annuity Options                                                                                                 23
    Selection of Annuity Option                                                                                     23
    Amount of Annuity Payments                                                                                      24
    Exchange of Variable Annuity Units                                                                              25
    Account Fee                                                                                                     25
    Annuity Payment Rates                                                                                           25
    Annuity Options as Method of Payment for Death Benefit                                                          25

Other Contract Provisions                                                                                           25
    Exercise of Contract Rights                                                                                     25
    Change of Ownership                                                                                             26
    Death of Participant                                                                                            26
    Voting of Series Fund Shares                                                                                    27
    Periodic Reports                                                                                                27
    Substitution of Securities                                                                                      28
    Change in Operation of Variable Account                                                                         28
    Splitting Units                                                                                                 28
    Modification                                                                                                    28
    Discontinuance of New Participants                                                                              29
    Reservation of Rights                                                                                           29
    Right to Return                                                                                                 29
Federal Tax Status                                                                                                  29
    Introduction                                                                                                    29
    Deductibility of Purchase Payments                                                                              30
    Pre-Distribution Taxation of Contracts                                                                          30
    Distributions and Withdrawals from Non-Qualified Contracts                                                      30
    Distribution and Withdrawals from Qualified Contracts                                                           30
    Withholding                                                                                                     31
    Purchase of Immediate Annuity Contract and Deferred Annuity Contract                                            31
    Investment Diversification and Control                                                                          31
    Tax Treatment of the Company and the Variable Account                                                           31
    Qualified Retirement Plans                                                                                      32
    Pension and Profit-Sharing Plans                                                                                32
    Tax-Sheltered Annuities                                                                                         32
    Individual Retirement Accounts                                                                                  32
    Roth IRAs                                                                                                       33
Administration of the Contracts                                                                                     33
Distribution of the Contracts                                                                                       33
Performance Information                                                                                             33
Available Information                                                                                               35
Incorporation of Certain Documents by Reference                                                                     35
Additional Information About the Company                                                                            35
    Business of the Company                                                                                         35
    Selected Financial Data                                                                                         36
    Management's Discussion and Analysis of Financial Condition and Results of Operations                           36
    Demutualization                                                                                                 44
    Year 2000 Compliance                                                                                            44
    Sale of Subsidiary                                                                                              45
    Quantitative and Qualitative Disclosures About Market Risk                                                      45
    Reinsurance                                                                                                     47
    Reserves                                                                                                        47
    Investments                                                                                                     47
    Competition                                                                                                     47
    Employees                                                                                                       47
    Properties                                                                                                      48
    State Regulation                                                                                                48
Legal Proceedings                                                                                                   48
Accountants                                                                                                         48
Financial Statements                                                                                                49
Table of Contents of Statement of Additional Information                                                            74
Appendix A -- Glossary                                                                                              76
Appendix B -- Condensed Financial Information -- Accumulation Unit Values                                           79
Appendix C -- Withdrawals, Withdrawal Charges and the Market Value Adjustment                                       82

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY

      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each Series of the Series Fund. The table should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, we may deduct premium taxes.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments............................................       $  0
Deferred Sales Load (as a percentage of Purchase Payments withdrawn) (1)
  Number of Years Purchase Payment in Account
    Less than 1....................................................................          1%
    1 or more......................................................................          0%
Transfer Fee (2)...................................................................       $  0
ANNUAL ACCOUNT FEE per Contract or Certificate (3)                                        $ 50
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account assets)
  Mortality and Expense Risk Charge................................................       1.00%
  Administrative Expense Charge....................................................       0.15%
  Other Fees and Expenses of the Variable Account..................................       0.00%
                                                                                         -----
Total Variable Account Annual Expenses.............................................       1.15%

------------------------

(1) After a Purchase Payment has been in your Account for one year it may be withdrawn free of the withdrawal charge.

(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(3) The Annual Account Fee is $50. We will waive the Annual Account Fee when your Account value is greater than $100,000 on the Account Anniversary.

                        SERIES FUND ANNUAL EXPENSES (1)
                  (AS A PERCENTAGE OF SERIES FUND NET ASSETS)

                                                                              OTHER                   TOTAL FUND
                                                      MANAGEMENT           EXPENSES(2)                 EXPENSES
                                                         FEES         (AFTER REIMBURSEMENT)     (AFTER REIMBURSEMENT)
                                                    ---------------  ------------------------  ------------------------
Bond Series(3)....................................         0.60%                0.43%                     1.03%
Capital Appreciation Series.......................         0.73%                0.04%                     0.77%
Capital Opportunities Series......................         0.75%                0.11%                     0.86%
Emerging Growth Series............................         0.72%                0.06%                     0.78%
Equity Income Series(3)...........................         0.75%                0.28%                     1.03%
Global Asset Allocation Series....................         0.75%                0.15%                     0.90%
Global Governments Series.........................         0.75%                0.13%                     0.88%
Global Growth Series..............................         0.90%                0.11%                     1.01%
Global Total Return Series........................         0.75%                0.18%                     0.93%
Government Securities Series......................         0.55%                0.07%                     0.62%
High Yield Series.................................         0.75%                0.07%                     0.82%
International Growth Series.......................         0.98%                0.34%                     1.32%
International Growth and Income Series............         0.98%                0.18%                     1.16%
Managed Sectors Series............................         0.74%                0.06%                     0.80%
Massachusetts Investors Growth Stock Series.......         0.75%                0.22%                     0.97%
Massachusetts Investors Trust Series..............         0.55%                0.04%                     0.59%
MFS/Foreign & Colonial Emerging Markets Equity
 Series...........................................         1.25%                0.25%                     1.50%
Money Market Series...............................         0.50%                0.06%                     0.56%
New Discovery Series(3)...........................         0.90%                0.38%                     1.28%
Research Series...................................         0.70%                0.06%                     0.76%
Research Growth and Income Series.................         0.75%                0.20%                     0.95%
Research International Series(3)..................         1.00%                0.55%                     1.55%
Strategic Income Series(3)........................         0.75%                0.54%                     1.29%
Total Return Series...............................         0.65%                0.05%                     0.70%
Utilities Series..................................         0.75%                0.11%                     0.86%

------------------------
(1) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund's prospectus for more information about Series Fund expenses.

(2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(3) "Other Expenses" and "Total Fund Expenses" are based on actual expenses for the fiscal year ended December 31, 1998, net of any expense reimbursement and/or fee waiver. MFS has agreed to bear the expenses of certain of the Series (excluding management fees, taxes, extraordinary expenses and brokerage and transaction costs) in excess of the following annual percentage of such Series' average daily net assets:

Bond Series......................................................        0.40%
Equity Income Series.............................................        0.25%
New Discovery Series.............................................        0.35%
Research International Series....................................        0.50%
Strategic Income Series..........................................        0.50%

    Without taking into account the fee waiver and/or expense reimbursement, expenses for these Series would have been as follows: Bond Series -- Other Expenses 0.47% and Total Fund Expenses 1.07%; Equity Income Series -- Other Expenses 0.76% and Total Fund Expenses 1.51%; New Discovery Series -- Other Expenses 0.70% and Total Fund Expenses 1.60%; Research International Series -- Other Expenses 2.86% and Total Fund Expenses 3.86%; and Strategic Income Series -- Other Expenses 0.67% and Total Fund Expenses 1.42%.

    These arrangements will remain in effect until at least May 1, 2000, absent earlier modification by the Series Fund's Board of Trustees.

                                    EXAMPLES

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
Bond Series...............................................................   $      33    $      71    $     122    $     262
Capital Appreciation Series...............................................   $      31    $      63    $     109    $     235
Capital Opportunities Series..............................................   $      31    $      66    $     113    $     244
Emerging Growth Series....................................................   $      31    $      64    $     109    $     236
Equity Income Series......................................................   $      33    $      71    $     122    $     262
Global Asset Allocation Series............................................   $      32    $      67    $     115    $     248
Global Governments Series.................................................   $      32    $      67    $     114    $     246
Global Growth Series......................................................   $      33    $      71    $     121    $     260
Global Total Return Series................................................   $      32    $      68    $     117    $     251
Government Securities Series..............................................   $      29    $      59    $     101    $     219
High Yield Series.........................................................   $      31    $      65    $     111    $     240
International Growth Series...............................................   $      36    $      80    $     137    $     290
International Growth and Income Series....................................   $      34    $      75    $     129    $     275
Managed Sectors Series....................................................   $      31    $      64    $     110    $     238
Massachusetts Investors Growth Stock Series...............................   $      33    $      69    $     119    $     255
Massachusetts Investors Trust Series......................................   $      29    $      58    $     100    $     216
MFS/Foreign & Colonial Emerging Markets Equity Series.....................   $      38    $      85    $     145    $     308
Money Market Series.......................................................   $      28    $      57    $      98    $     213
New Discovery Series......................................................   $      36    $      79    $     135    $     287
Research Series...........................................................   $      30    $      63    $     108    $     234
Research Growth and Income Series.........................................   $      32    $      69    $     118    $     253
Research International Series.............................................   $      38    $      87    $     148    $     313
Strategic Income Series...................................................   $      36    $      79    $     135    $     288
Total Return Series.......................................................   $      30    $      61    $     105    $     227
Utilities Series..........................................................   $      31    $      66    $     113    $     244

      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
Bond Series...............................................................   $      23    $      71    $     122    $     262
Capital Appreciation Series...............................................   $      21    $      63    $     109    $     235
Capital Opportunities Series..............................................   $      21    $      66    $     113    $     244
Emerging Growth Series....................................................   $      21    $      64    $     109    $     236
Equity Income Series......................................................   $      23    $      71    $     122    $     262
Global Asset Allocation Series............................................   $      22    $      67    $     115    $     248
Global Governments Series.................................................   $      22    $      67    $     114    $     246
Global Growth Series......................................................   $      23    $      71    $     121    $     260
Global Total Return Series................................................   $      22    $      68    $     117    $     251
Government Securities Series..............................................   $      19    $      59    $     101    $     219
High Yield Series.........................................................   $      21    $      65    $     111    $     240
International Growth Series...............................................   $      26    $      80    $     137    $     290
International Growth and Income Series....................................   $      24    $      75    $     129    $     275
Managed Sectors Series....................................................   $      21    $      64    $     110    $     238
Massachusetts Investors Growth Stock Series...............................   $      23    $      69    $     119    $     255
Massachusetts Investors Trust Series......................................   $      19    $      58    $     100    $     216
MFS/Foreign & Colonial Emerging Markets Equity Series.....................   $      28    $      85    $     145    $     308
Money Market Series.......................................................   $      18    $      57    $      98    $     213
New Discovery Series......................................................   $      26    $      79    $     135    $     287
Research Series...........................................................   $      20    $      63    $     108    $     234
Research Growth and Income Series.........................................   $      22    $      69    $     118    $     253
Research International Series.............................................   $      28    $      87    $     148    $     313
Strategic Income Series...................................................   $      26    $      79    $     135    $     288
Total Return Series.......................................................   $      20    $      61    $     105    $     227
Utilities Series..........................................................   $      21    $      66    $     113    $     244

      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

      Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix B.

                        THE MFS REGATTA CLASSIC ANNUITY

      Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the MFS Regatta Classic Annuity to groups and individuals for use in connection with their retirement plans. The Contracts are available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.

      In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all those Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

      The Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make payments based on the amount you have accumulated. The Contract provides tax deferral, so that you do not pay taxes on your earnings under the Contract until you withdraw them. It provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. The Fixed Account options may not be available in all states. When you choose variable investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these options, you assume all investment risk under the Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 3% per year, compounded annually.

      The Contracts are designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT

      All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Mailing Address set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215 or (617) 348-9600.

      Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at the Annuity Service

Mailing Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

      When we specify that notice to us must be in writing, we reserve the right, in our sole discretion, to accept notice in another form.

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 48 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Series of the MFS/Sun Life Series Trust (the "Series Fund"). All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by you at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

                           VARIABLE ACCOUNT OPTIONS:
                         THE MFS/SUN LIFE SERIES TRUST

      The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

      The Series Fund is composed of 26 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 26 Series, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the 25 Series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

     BOND SERIES will primarily seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary objective is to seek to protect shareholders' capital.

     CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     CAPITAL OPPORTUNITIES SERIES will seek capital appreciation.

     EMERGING GROWTH SERIES will seek long-term growth of capital.

     EQUITY INCOME SERIES will primarily seek reasonable income by investing mainly in income producing securities; its secondary objective is to seek capital appreciation.

     GLOBAL ASSET ALLOCATION SERIES (formerly, World Asset Allocation Series) will seek total return over the long term through investments in equity and fixed income securities and will also seek to have low volatility of share price (I.E., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio).

     GLOBAL GOVERNMENTS SERIES (formerly, World Government Series) will seek to provide moderate current income, preservation of capital and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by either (i) the U.S. Government, its agencies, authorities, or instrumentalities, or (ii) the governments of foreign countries (to the extent that the Series' adviser believes that the higher yields available from foreign government securities are sufficient to justify the risks of investing in these securities).

     GLOBAL GROWTH SERIES (formerly, World Growth Series) will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

     GLOBAL TOTAL RETURN SERIES (formerly, World Total Return Series) will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income.

     GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain lower rated or unrated securities (possibly with equity features) of U.S. and foreign issuers (also known as "junk bonds").

     INTERNATIONAL GROWTH SERIES will seek capital appreciation.

     INTERNATIONAL GROWTH AND INCOME SERIES will seek capital appreciation and current income.

     MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio among 13 industry sectors.

     MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.

     MASSACHUSETTS INVESTORS TRUST SERIES (formerly, Conservative Growth Series) will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks.

     MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES will seek capital appreciation.

     MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

     NEW DISCOVERY SERIES will seek capital appreciation.

     RESEARCH SERIES will seek to provide long-term growth of capital and future income.

     RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.

     RESEARCH INTERNATIONAL SERIES will seek capital appreciation.

     STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income.

     TOTAL RETURN SERIES will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

      The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

      MFS has retained Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), as sub-advisers to manage the MFS/Foreign & Colonial Emerging Markets Equity Series and to manage the assets of the Global Growth Series.

      MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Series, and which may be managed by a Series' portfolio manager(s). While a Series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Series and these similar products, including differences in sales charges, expense ratios and cash flows.

      The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Series which is involved in the conflict or substitution of shares of other Series or other mutual funds.

      MORE COMPREHENSIVE INFORMATION ABOUT THE SERIES FUND AND THE MANAGEMENT, INVESTMENT OBJECTIVES, POLICIES, RESTRICTIONS, EXPENSES AND POTENTIAL RISKS OF EACH SERIES MAY BE FOUND IN THE ACCOMPANYING CURRENT PROSPECTUS OF THE SERIES FUND. YOU SHOULD READ THE SERIES FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. THE SERIES FUND'S STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE BY CALLING 1-800-752-7215.

                               THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS

      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

      We determine Guaranteed Interest Rates in our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      We may from time to time in our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Cash Withdrawals, Withdrawal Charge, and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.

      We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $25,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer. At any time, you may have amounts allocated among up to 18 of the available options.

      In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, on our required form. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

      Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments. See "Contract Charges -- Premium Taxes." In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the two components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These two components are calculated separately, as described below.

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE

      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading (a "Business Day"), at the close of trading, which is currently 4:00 p.m.,

Eastern Time. The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

      To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."

      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      CREDITING INTEREST

      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

      GUARANTEE AMOUNTS

      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment.

      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive (1) written notice from you electing a different Guarantee Period from among those we then offer or
(2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-

Accounts, in accordance with the transfer privilege provisions of the Contract. Each new allocation to a Guarantee Period must be at least $1,000.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period before the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

      -  you may not make more than 12 transfers in any Account Year;

      - the amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

      -  your Account Value remaining in a Sub-Account must be at least $1,000;

      - the amount transferred from a Guarantee Period must be the entire Guarantee Amount;

      - at least 30 days must elapse between transfers to or from Guarantee Periods;

      - transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Series Fund; and

      - we impose additional restrictions on market timers, which are further described below.

      These restrictions do not apply to transfers made under an approved dollar cost averaging program.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

      In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in MFS' judgment, a Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

      We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

OPTIONAL PROGRAMS

      DOLLAR COST AVERAGING

      Dollar cost averaging allows you to invest gradually, over time, in up to 4 Sub-Accounts. You may select one of the following dollar cost averaging programs at no extra charge by allocating a minimum of $1,000 to a Guarantee Period we make available in connection with the program.

     1. Monthly Dollar Cost Averaging Option: Amounts allocated will be divided among 12 separate sequentially maturing Guarantee Periods. The first Guarantee Period ends one full calendar month following the date the Purchase Payment is applied and each subsequent Guarantee Period shall end one full calendar month later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/12 of the Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 12 Guarantee Periods.

     2. Quarterly Dollar Cost Averaging: Amounts allocated will be divided among four separate sequentially maturing Guarantee Periods. The first Guarantee Period ends three full calendar months following the date the Purchase Payment is applied and each subsequent Guarantee Period shall end three full calendar months later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/4 of the Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the four Guarantee Periods.

      Only Purchase Payments may be allocated to a dollar cost averaging program. Previously applied amounts may not be transferred to a dollar cost averaging program.

      If you discontinue or alter the program, a Market Value Adjustment will apply to amounts remaining in the Fixed Account and this amount will be transferred to the Money Market Series Sub-Account, unless you instruct us to allocate the amount to another Sub-Account.

      The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the variable investment options at set intervals, dollar cost averaging allows you to purchase more Variable Accumulation

Units (and, indirectly, more Series Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Series Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

      ASSET ALLOCATION

      One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

      Currently, you may select one of three asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. The available models are the conservative asset allocation model, the moderate asset allocation model, and the aggressive asset allocation model. Each model allocates a different percentage of Account Value to Sub-Accounts investing in the various asset classes, with the conservative model allocating the lowest percentage to Sub-Accounts investing in the equity asset class and the aggressive model allocating the highest percentage to the equity asset class. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. Additional programs may be available in the future.

      If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By your election of an asset allocation program, you thereby authorize us to automatically reallocate your Account Value on a quarterly basis to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

      SYSTEMATIC WITHDRAWAL

      If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

      Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed and/or Variable Account Value and we will effect them automatically. You may change or stop this program at any time, by written notice to us. Withdrawals may be included in income and subject to a 10% federal tax penalty, as well as all charges and any Market Value Adjustment applicable upon withdrawal. You should consult your tax adviser before choosing this option.

      PORTFOLIO REBALANCING PROGRAM

      Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

      Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Service Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to withdraw.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. See "Federal Tax Status." You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT

      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

      - when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

      - when it is not reasonably practical to dispose of securities held by the Series Fund or to determine the value of the net assets of the Series Fund, because an emergency exists; or

      - when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If yours is a Qualified Contract, you should carefully check the terms of the plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Federal Tax Status -- Tax-Sheltered Annuities."

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      AMOUNT OF WITHDRAWAL CHARGE

      A withdrawal charge of 1% is applied to Purchase Payments you withdraw which have been credited to a your Account for less than one year (365 days).

      ORDER OF WITHDRAWAL

      For purposes of a full or partial withdrawal, each withdrawal is allocated to Purchase Payments you have not previously withdrawn on a first-in, first-out basis until all Purchase Payments have been withdrawn. Once all Purchase Payments have been withdrawn, any additional withdrawals will come from the earnings on the Contract and are not subject to a withdrawal charge. The amount subject to a withdrawal charge is the amount of the partial or full withdrawal up to a maximum of the sum of all Purchase Payments you have not previously withdrawn.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

      For each Qualified Contract, no withdrawal charge will apply to any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

MARKET VALUE ADJUSTMENT

      We will apply a market value adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

                                   N/12
                        1 + I
                    (   ------   )      -1
                        1 + J

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

      N is the number of complete months remaining in your Guarantee Period.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix C.

                                CONTRACT CHARGES

ACCOUNT FEE

      Each year during the Accumulation Phase of your Contract we will deduct from your Account an Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. The Account Fee is $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Amount, based on the allocation of your Account Value on your Account Anniversary. We will not charge you the Account Fee if your Account Value is more than $100,000 on your Account Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

      After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any fee from Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE

      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the Account Fee.

MORTALITY AND EXPENSE RISK CHARGE

      We deduct a mortality and expense charge from the assets of the Variable Account at an effective annual rate equal to 1.00% during both the Accumulation Phase and the Income Phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow

Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the contract. The expense risk we assume is the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

PREMIUM TAXES

      Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

SERIES FUND EXPENSES

      There are fees and charges deducted from each Series of the Series Fund. These fees and expenses are described in the Series Fund's prospectus and Statement of Additional Information.

MODIFICATION IN THE CASE OF GROUP CONTRACTS

      For Group Contracts, we may modify the Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

                                 DEATH BENEFIT

      If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected -- a single cash payment or one of our Annuity Options. (If you have named more than one Annuitant, the death benefit will be payable after the death of the last surviving of the Annuitants.) If the Beneficiary is not living on the date of death, we will pay the death benefit in one sum to you or to your estate if you are the Annuitant. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

      If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions -- Death of Participant."

AMOUNT OF DEATH BENEFIT

      To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the Annuitant's death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

      The amount of the death benefit is determined as of the Death Benefit
Date.

      If the Annuitant was 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

      1. your Account Value for the Valuation Period during which the Death Benefit Date occurs;

      2. the amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

      3. your total Purchase Payments minus the sum of partial withdrawals from your Account.

      If the Annuitant was 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

      If the death benefit we pay is amount (2) or (3), your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Series Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.

METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "Income Phase -- Annuity Provisions."

      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. These elections are made by sending us a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant under the terms of that Annuity Option.

      Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions -- Death of Participant.")

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time while the Annuitant is living by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept the following as proof of any person's death:

      -  an original certified copy of an official death certificate;

      - an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -  any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly payments to your Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option or Options you have selected, and we make the first payment.

      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Cash Withdrawals, Withdrawal Charge and Market Value Adjustment."

SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee."

      In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named a Co-Annuitant, the death benefit payable under the Contract will only be paid following the death of the last surviving of the Annuitants. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Annuitant.

SELECTION OF THE ANNUITY COMMENCEMENT DATE

      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

      - The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

      - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

      -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

      - We must receive your notice at least 30 days before the current Annuity Commencement Date.

      - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the

Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both except that Option E is available only for a Fixed Annuity. We may also agree to other settlement options, in our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY

      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      *ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN

      We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum the discounted value of the remaining payments, less any applicable withdrawal charge. The discount rate for a Variable Annuity will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B.

      *ANNUITY OPTION E -- FIXED PAYMENTS

      We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract) compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year.

SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

------------------------

* The election of this Annuity Option may result in the imposition of a penalty tax.

      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.

AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

      - We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed;

      - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change; and

      - We deduct any applicable premium tax or similar tax if not previously deducted.

      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS

      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Service Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

      We permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.

ANNUITY PAYMENT RATES

      The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (See "Other Contract Provisions -- Modification").

      The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT

      You or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS

      An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

      Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under
Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

      The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

DEATH OF PARTICIPANT

      If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, your Account Value, plus or minus any Market Value Adjustment, must be distributed to your "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

      If you were the Annuitant as well as the Participant, your surviving spouse (if the designated beneficiary) may elect to be named as both Participant and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

      If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

      If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

      If yours is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

      We will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Series Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

      Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

      All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Series Fund. We will determine the number of Series Fund shares as to which each such person is entitled to give instructions as of the record date set by the Series Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

      During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation

Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES

      Shares of any or all Series of the Series Fund may not always be available for investment under the Contract. We may add or delete Series or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Series or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

      At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

      Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

      In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

      We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

RESERVATION OF RIGHTS

      We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

RIGHT TO RETURN

      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at the Annuity Service Mailing Address on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               FEDERAL TAX STATUS

INTRODUCTION

      This section describes general federal income tax consequences based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract and whether (depending on the site of Contract issuance) Puerto Rico tax law applies. Also, Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could apply retroactively to Contracts that you purchased before the date of enactment. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax, prior to distribution.

      However, corporate (or other non-natural person) Owners of, and Participants under, a Non-Qualified Contract incur current tax, regardless of distribution, on Contract value increases. Such current taxation does not apply, though, to (i) immediate annuities, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, or (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

      The Internal Revenue Service could assert that Owners or Participants under both Qualified Contracts and Non-Qualified Contracts annually receive a taxable deemed distribution equal to the cost of any life insurance benefit under the Contract.

      You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity.

DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.

      If you withdraw less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, you must treat the withdrawal first as a return of investment earnings. You may treat only withdrawals in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract.

      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to unrecovered Purchase Payments.

      Upon the transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse), the Participant must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Participant or distributions under an immediate annuity (as defined above), or after age
59 1/2.

DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS

      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.

      Distributions from a Qualified Contract are not subject to current taxation or a 10% penalty, however, if:

      - the distribution is not a hardship distribution or part of a series of payments for life or for a specified period of 10 years or more (an "eligible rollover distribution"), and

      - the Participant or Payee rolls over the distribution (with or without actually receiving the distribution) into a qualified retirement plan eligible to receive the rollover.

      Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

WITHHOLDING

      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

PURCHASE OF IMMEDIATE ANNUITY CONTRACT AND DEFERRED ANNUITY CONTRACT

      You should consider the following information only if you intend to purchase an immediate annuity contract and a deferred annuity contract together. We understand that the Treasury Department might reconsider the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. We believe that any adverse change in the existing tax treatment of such immediate annuity contracts would not apply to contracts issued before the Treasury Department announces the change. However, there can be no assurance that the Treasury Department will not apply any such change retroactively.

INVESTMENT DIVERSIFICATION AND CONTROL

      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each series of the Series Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with any retroactive guidelines.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider, with the guidance of a tax adviser, whether the death benefit payable under the Contract affects the qualified status of their retirement plan.

PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

INDIVIDUAL RETIREMENT ACCOUNTS

      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS

      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 1.20% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During 1998 and 1997, approximately $106,350 and $75,000, respectively, was paid to and retained by Clarendon in connection with distribution of the Contracts.

                            PERFORMANCE INFORMATION

      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the variable options. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth

Rate" and "Compound Growth Rate." We may also advertise "yield" for the Government Securities Series and High Yield Series variable options, and "yield" and "effective yield" for the Money Market Series.

      Average Annual Total Return measures the net income of the variable options and any realized or unrealized gains or losses of the Series in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a variable option over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Series, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

      Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although they reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

      The performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Series.

      Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Money Market Series Sub-Account), expressed as a percentage of the value of the variable options Accumulation Units. Yield is an annualized figure, which means that we assume that the variable options generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Series Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Series Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

      The Company's Annual Report on Form 10-K for the year ended December 31, 1998 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.

      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

BUSINESS OF THE COMPANY

      We are engaged in the sale of individual variable life insurance and individual and group fixed and variable annuities. These contracts are sold in both the tax qualified and non-tax qualified markets. These products are distributed through individual insurance agents, insurance brokers and registered broker-dealers.

      The following table sets forth premiums and deposits by major product categories for each of the last three years. See notes to financial statements for industry segment information.

                                      1998          1997          1996
                                  ------------  ------------  ------------
                                               (IN THOUSANDS)
Individual insurance products     $    155,907  $    204,671  $    207,845
Retirement products               $  2,194,895  $  2,204,693  $  1,834,327
                                  ------------  ------------  ------------
                                  $  2,350,802  $  2,409,364  $  2,042,172
                                  ------------  ------------  ------------
                                  ------------  ------------  ------------

      We have obtained authorization to do business in 48 states, the District of Columbia and Puerto Rico, and anticipate that we will be authorized to do business in all states except New York. We have formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York. Our other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts that we and our affiliates issue, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Sun Life Financial Services Limited, which provides off-shore administrative services to us and our parent, Sun Life Assurance Company of Canada ("Sun Life (Canada)"), and Sun Life Information Services Ireland Limited, an offshore technology center.

      We are a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). Life Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, in all U.S. states (except New York), and in the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

SELECTED FINANCIAL DATA

      The following selected financial data for the Company should be read in conjunction with the statutory financial statements of the Company and notes thereto included in this Prospectus beginning on page 50.

                                                                     FOR THE YEARS ENDED DECEMBER 31
                                                     ---------------------------------------------------------------
                                                        1998         1997         1996         1995         1994
                                                     -----------  -----------  -----------  -----------  -----------
                                                                            (IN $ THOUSANDS)
 Revenues
   Premiums, annuity deposits and other revenue      $ 2,581,463  $ 2,623,629  $ 2,215,322  $ 1,883,901  $ 1,997,525
   Net investment income and realized gains              187,208      298,121      310,172      315,966      312,583
                                                     -----------  -----------  -----------  -----------  -----------
                                                       2,768,671    2,921,750    2,525,494    2,199,867    2,310,108
                                                     -----------  -----------  -----------  -----------  -----------
 Benefits and expenses
   Policyholder benefits                               2,416,950    2,579,104    2,232,528    1,995,208    2,102,290
   Other expenses                                        214,607      206,065      175,342      150,937      186,892
                                                     -----------  -----------  -----------  -----------  -----------
                                                       2,631,557    2,785,169    2,407,870    2,146,145    2,289,182
                                                     -----------  -----------  -----------  -----------  -----------
 Operating gain                                          137,114      136,581      117,624       53,722       20,926
 Federal income tax expense (benefit)                     11,713        7,339       (5,400)      17,807       19,469
                                                     -----------  -----------  -----------  -----------  -----------
 Net income                                          $   125,401  $   129,242  $   123,024  $    35,915  $     1,457
                                                     -----------  -----------  -----------  -----------  -----------
                                                     -----------  -----------  -----------  -----------  -----------
 Assets                                              $16,902,621  $15,925,357  $13,621,952  $12,359,683  $10,117,822
                                                     -----------  -----------  -----------  -----------  -----------
                                                     -----------  -----------  -----------  -----------  -----------
 Surplus notes                                       $   565,000  $   565,000  $   315,000  $   650,000  $   335,000
                                                     -----------  -----------  -----------  -----------  -----------
                                                     -----------  -----------  -----------  -----------  -----------

See Note 1 to financial statements for changes in accounting principles and reporting.

See discussion in Management's Discussion and Analysis of Financial Condition and Results of Operations.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

CAUTIONARY STATEMENT

      This Prospectus includes forward looking statements by the Company under the Private Securities Litigation Reform Act of 1995. These statements are not matters of historical fact; they relate to such topics as future product sales, Year 2000 compliance, volume growth, market share, market risk and financial goals. It is important to understand that these forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ materially from those that the statements anticipate. These risks and uncertainties may concern, among other things:

- The Company's ability to identify and address Year 2000 issues successfully, in a timely manner, and at reasonable cost. They also may concern the ability of the Company's vendors, suppliers, other service providers, and customers to successfully address their own Year 2000 issues in a timely manner.

- Heightened competition, particularly in terms of price, product features, and distribution capability, which could constrain the Company's growth and profitability.

- Changes in interest rates and market conditions.

- Regulatory and legislative developments.

- Developments in consumer preferences and behavior patterns.

RESULTS OF OPERATIONS

NET INCOME

    Net income decreased by $3.8 million to $125.4 million in 1998, reflecting an increase of $22.5 million in income from operations and a decrease of $26.3 million in net realized capital gains. (In the following discussion, "income from operations" refers to the statutory statement of operations line item, net gain from operations after dividends to policyholders and federal income tax and before realized capital gains.)

      Income from operations increased from $102.5 million in 1997 to $125.0 million in 1998, mainly as a result of the following factors:

- A $16.7 million increase, to $31.4 million in 1998, in the income from operations from the Company's Retirement Products and Services segment. (This is discussed in the "Retirement Products and Services Segment" section below.)

- The effect of terminating certain reinsurance agreements with the Company's ultimate parent. The termination of these agreements was the predominant factor in the $71.1 million increase in income from operations for the Company's Individual Insurance segment.

- The effects of the Company's December 1997 reorganization (described in the "Corporate & Other Segment" section below), as a result of which MFS was no longer a subsidiary of the Company. As a result of this reorganization, dividends from subsidiaries were lower in 1998 than in 1997 and certain subsidiary tax benefits were no longer available to the Company. Also affecting income from operations for the Corporate segment in 1998 was that income earned on the proceeds of a December 1997 issuance of a $250 million surplus note was lower than the related interest expense.

      Net realized capital gains decreased from $26.7 million in 1997 to $0.4 million in 1998. This change also reflected the Company's reorganization, as a result of which the Company had a realized capital gain of $21.2 million in 1997.

      Net income increased by $6.2 million to $129.2 million in 1997, as compared to 1996 reflecting a decrease of $15.6 million in income from operations and an increase of $21.8 million in net realized capital gains.

      Income from operations decreased from $118.2 million in 1996 to $102.5 million in 1997, mainly as a result of the following factors:

- A $7.6 million decrease, to $14.7 million, in income from operations from the Company's Retirement Products and Services segment. (This is discussed in the "Retirement Products and Services Segment" section below.)

- An increase of $6.5 million, compared to 1996, in the effects of the reinsurance arrangements between the Company and its ultimate parent.

- A decrease, by approximately $9 million, in dividends from subsidiaries, as well as higher taxes and expenses in the Corporate segment.

      As noted above, the $21.9 million increase in net realized capital gains, from $4.8 million in 1996 to $26.7 million in 1997, was caused mainly by the December 1997 company reorganization, as a result of which the Company had a realized capital gain of $21.2 million in 1997.

INCOME FROM OPERATIONS BY SEGMENT

    The Company's income from operations reflects the operations of its three business segments: the Retirement Products and Services segment, the Individual Insurance segment and the Corporate segment. The following table provides a summary.

                       INCOME FROM OPERATIONS BY SEGMENT*
                                ($ IN MILLIONS)

                                                                                                            % CHANGE
                                                                                                  ----------------------------
                                                                   1998       1997       1996       1998/1997      1997/1996
                                                                 ---------  ---------  ---------  -------------  -------------
Individual Insurance                                                  89.1       18.0       11.5       395.0%          56.5%
Retirement Products and Services                                      31.4       14.7       22.3       113.6%         (34.1)%
Corporate                                                              4.5       69.8       84.4       (93.6)%        (17.3)%
                                                                 ---------  ---------  ---------       -----          -----
                                                                     125.0      102.5      118.2        22.0%         (13.3)%
                                                                 ---------  ---------  ---------       -----          -----
                                                                 ---------  ---------  ---------       -----          -----

*Before realized capital gains

      These results are discussed more fully below.

      RETIREMENT PRODUCTS AND SERVICES SEGMENT

      The Retirement Products and Services segment focuses on the savings and retirement needs of those preparing for retirement or those who have already retired. It primarily markets to upscale consumers in the U.S., selling individual and group fixed and variable annuities. Its major product lines, "Regatta" and "Futurity," are combination fixed/variable annuities. In these combination annuities, contract holders have the choice of allocating payments either to a fixed account, which provides a guaranteed rate of return, or to variable accounts. Withdrawals from the fixed account are subject to market value adjustment. In the variable accounts, the contract holder can choose from a range of investment options and styles. The return depends upon investment performance of the options selected. Investment funds available under Regatta are managed by MFS, an affiliate of the Company. Investment funds available under Futurity products are managed by several investment managers, including MFS and Sun Capital Advisers, Inc., a subsidiary of the Company.

      The Company distributes these annuity products through a variety of channels. For the Regatta products, about half are sold through securities brokers; a further one-fourth through financial institutions, and the remainder through insurance agents and financial planners. The Futurity products, introduced in February 1998, are distributed through a dedicated wholesaler network, including Sun Life of Canada (US) Distributors, Inc., that services similar distribution channels.

      Although new pension products are not currently sold, there has been a substantial block of group retirement business in-force, including guaranteed investment contracts ("GICs"), pension plans and group annuities. A significant portion of these pension contracts are non-surrenderable, with the result that the Company's liquidity exposure is limited. GICs were marketed directly in the U.S. through independent managers. In 1997, the Company decided to no longer market group pension and GIC products.

      Following are the major factors affecting the Retirement Products and Services segment results compared to the prior year.

1998 COMPARED TO 1997:

- A SHIFTING PATTERN IN SALES. Annuity deposits declined by about $27 million, or 1%, to $2.2 billion in 1998. Fixed annuity account deposits were lower by approximately 7% in 1998, while deposits into variable annuity accounts have been increasing in total and as a proportion of total annuity deposits. These trends reflected market conditions and competitive factors.

    Deposits into the Dollar Cost Averaging (DCA) programs, a feature of the Company's combination fixed/variable annuity products, were a significant element of account deposits. Under these programs, which were redesigned in late 1996, deposits are made into the fixed portion of the annuity contract and receive a bonus rate of interest for the policy year. During the year, the fixed deposit is systematically transferred to the variable portion of the contract in equal periodic installments. DCA deposits overall were flat in 1998 compared to 1997. This pattern resulted, in part, from heightened competition, as other companies introduced similar DCA programs within the past year. During the 4th quarter of 1998, the Company introduced a higher DCA rate and a new six-month DCA program. DCA deposits for that quarter were higher, compared to the preceding 1998 quarters.

    An increase in variable account deposits in 1998 reflected both the continuing strong growth in equity markets generally and the continuing strong performance of the investment funds underlying the Company's variable annuity products. The continuing strong equity markets, low interest rate environment, and demographic trends, among other factors, have increased the demand and market for wealth accumulation products in the U.S., particularly for variable annuities. These factors have contributed to the growth in the Company's variable account deposits in 1998, despite heightened competition.

    The Company introduced its Futurity line of products in February 1998. Related deposits represented about 6% of the total for the Retirement Products and Services segment in 1998, reflecting this recent introduction. The Company expects that sales for the Futurity product will continue to increase in the future, based on its beliefs that market demand is growing for multi-manager variable annuity products, such as Futurity; that the productivity of Futurity's wholesale distribution network, established in 1998, will continue to grow; and that the marketplace will respond favorably to future introductions of new Futurity products and product enhancements.

- HIGHER FEE INCOME RESULTING FROM HIGHER VARIABLE ANNUITY ACCOUNT BALANCES. The main factors driving this growth in account balances have been market appreciation and net deposit activity. This growth has generated corresponding increases in fee income, since fees are determined based on the average assets held in these accounts. Fee income increased by approximately $43 million, or 39%, in 1998.

- WHILE THERE HAS BEEN A SHIFT TO VARIABLE ACCOUNTS FROM THE GENERAL ACCOUNT, NET INVESTMENT INCOME HAS DECLINED. Net investment income reflects only income earned on invested assets of the general account. In 1998, net investment income for the Retirement Products and Services segment decreased by about $40 million, or 20%, compared to 1997, mainly as a result of the decline in average invested assets in the Company's general account. This decline in average general account assets mainly reflected the shift in deposits in recent years from the fixed account to variable accounts. It also reflected the Company's decision in 1997 to no longer market group pension and GIC products.

- LOWER POLICYHOLDER BENEFITS, MAINLY REFLECTING LOWER SURRENDER ACTIVITY COMPARED TO 1997. During 1997 and into the first half of 1998, surrender and withdrawal activity was high. This activity primarily related to a block of separate account contracts that had been issued seven or more years previously and for which the surrender charge periods had expired. While variable account surrenders have continued to rise, general account surrenders have declined. As a result of this pattern of activity, policyholder benefits (of which surrenders and withdrawals, the related changes in the liability for premium and other deposit funds, and related separate account transfers are the major elements) increased in 1997 and were lower in 1998. The company expects that as the separate account block of business continues to grow, and as a higher proportion of it is no longer subject to surrender charges, surrenders will tend to increase.

- INVESTMENTS IN TECHNOLOGY AND INFRASTRUCTURE TO ENHANCE ANNUITY OPERATIONS. As a result of these investments, operational expenses increased by approximately $12 million, or 25%, in 1998 compared to 1997. These increases reflected three main factors:

    (1) Higher volumes of annuity business, requiring greater administrative support. The Company expects that increases in the volume of its annuity business will continue to have a similar effect on expenses in the near term.

    (2) Improvements to the computer systems and technology that support the annuity business. These improvements involved information systems supporting the growth of the Company's in-force business, particularly its combination fixed/variable annuities. The Company expects to continue to invest in its systems and technology in the future. The extent and nature of these investments will depend on the Company's assessments of the relative costs and benefits of given projects.

    (3) Costs associated with the product design and implementation of the new Futurity multi-manager annuity product and the development of a new product within the Regatta product line. The Company expects to continue to invest in further product enhancements in the future.

1997 COMPARED TO 1996:

- STRONG FIXED ACCOUNT DEPOSITS. Fixed account deposits in 1997 were approximately $650 million, or 240%, higher than in 1996. This increase resulted mainly from the Company's redesign of its DCA programs in late 1996. The Company benefited at the time from the popularity of its DCA program features and from the absence of major competitors offering similar features.

- IN 1997, VARIABLE ANNUITY DEPOSITS WERE ABOUT $200 MILLION, OR 16%, LOWER THAN IN 1996. THIS TREND REFLECTED HEIGHTENED COMPETITION, UNCERTAINTIES IN THE MARKETPLACE REGARDING THE ATTRACTIVENESS OF VARIABLE ANNUITIES, AND CUSTOMER PREFERENCES FOR DEPOSITING INTO THE DCA PROGRAMS RATHER THAN DIRECTLY INTO THE VARIABLE ACCOUNTS.

- HIGHER FEE INCOME RESULTING FROM HIGHER VARIABLE ANNUITY ACCOUNT BALANCES. The main factors driving this growth in account balances were market appreciation and net deposit activity. This growth generated corresponding increases in fee income, since fees are determined based on the average assets held in these accounts.

- DECLINING GENERAL ACCOUNT BALANCES, RESULTING IN DECLINING NET INVESTMENT INCOME. In 1997, net investment income for the Retirement Products and Services segment decreased by about 16%, mainly as a result of a decline in average invested assets in the Company's general account. This decline in average general account assets mainly reflected the Company's decision in 1997 to no longer market group pension and GIC products.

- HIGHER POLICYHOLDER BENEFITS, MAINLY REFLECTING HIGH SURRENDER ACTIVITY IN 1997. As noted above, surrender and withdrawal activity was high in 1997. This activity primarily related to a block of separate account contracts that had been issued seven or more years previously and for which the surrender charge period had expired. As a result of this pattern of activity, policyholder benefits (of which surrenders and withdrawals, the related changes in the liability for premium and other deposit funds, and related separate account transfers are the major elements) were unusually high in 1997 compared to 1996.

- HIGHER COMMISSIONS. Commissions increased by approximately $22 million, or 20%, in 1997, directly reflecting higher sales of combination fixed/variable annuity products in 1997 compared to 1996.

- HIGHER OPERATIONAL EXPENSES. Operational expenses increased by approximately $5 million, or 13%, as a result of the additional staffing needed to administer higher volumes of business and because of non-recurring costs of moving the Retirement Products and Services operations to a new facility.

      INDIVIDUAL INSURANCE SEGMENT

      The Individual Insurance segment comprises two main elements, internal reinsurance and variable life products.

      INTERNAL REINSURANCE

    In recent years, the Company has had various reinsurance agreements with its ultimate parent, Sun Life (Canada). In some of these arrangements, Sun Life (Canada) has reinsured the mortality risks of individual life policies sold in prior years by the Company. In another agreement, which became effective January 1, 1991 and terminated October 1, 1998, the Company reinsured certain individual life insurance contracts issued by Sun Life (Canada). The latter agreement had a significant effect on net income in both 1997 and 1998. The former agreements, in the aggregate, also affected net income in those years, but to a much lesser extent. The effects of these agreements on the Company's net income are summarized in the following table.

   INTERNAL REINSURANCE-EFFECT ON INCOME FROM OPERATIONS BEFORE INCOME TAXES
                                ($ IN MILLIONS)

                                                                              1998       1997       1996
                                                                            ---------  ---------  ---------
1991 Agreement
  Effect on operations                                                      $    24.6  $    37.1  $    35.2
  Effect of termination                                                          65.7
Other Agreements
  Effect on operations                                                           (2.1)      (1.4)      (1.6)
                                                                            ---------  ---------  ---------
Total                                                                       $    88.2  $    35.7  $    33.6
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

      Because the 1991 agreement was in effect only through the first nine months of 1998, related net income was correspondingly lower in 1998 than in 1997. Also contributing to the lower 1998 net income from operations from this agreement were proportionately higher death claims in 1998. The effect of terminating this agreement was to further increase 1998 net income by $65.7 million. Neither the net income effect of this agreement's operations nor that of its termination will recur. The termination-related increase in 1998 represents a reasonable approximation of the value of the stream of future earnings that the agreement would have generated had it not been terminated.

      VARIABLE LIFE PRODUCTS

      This business includes the sale of individual variable life insurance products, primarily the Company's variable universal life product for the company-owned life insurance ("COLI") market. This product was introduced in late 1997. The Company expects the variable life business to grow and become more significant in the future.

      CORPORATE SEGMENT

      This segment includes the capital of the Company, its investments in subsidiaries and items not otherwise attributable to either the Retirement Products and Services and Individual Insurance segments. In 1998, income from operations decreased by $65.3 million to $4.5 million for this segment. This decrease reflected two main factors:

    - Dividends from subsidiaries were lower than in 1997 by $37.5 million. This decrease mainly resulted from a December 1997 reorganization, in which the Company transferred its ownership of MFS to its parent company. As a result of this reorganization, the Company received no dividends from MFS in 1998. By comparison, it received $33.1 million of MFS dividends in 1997.

    - Net investment income other than dividends from subsidiaries, was lower than in 1997 by $5.9, reflecting the effect of the Company's December 1997 issuance of a $250 million surplus note to its upstream holding company. Interest expense exceeded investment earnings on the related funds.

      In 1997, income from operations for this segment decreased by $14.6 million to $69.8 million. This decrease mainly reflected a decrease, by approximately $9 million, in dividends from subsidiaries. It also reflected higher taxes and expenses.

FINANCIAL CONDITION AND LIQUIDITY

      ASSETS

      The Company's total assets comprise those held in its general account and those held in its separate accounts. General account assets support general account liabilities. Separate accounts and their assets are of two main types:

    - Those assets held in a "fixed" separate account, which the Company established for amounts that contract holders allocate to the fixed portion of their combination fixed/variable deferred annuity contracts. Fixed separate account assets are available to fund general account liabilities and general account assets are available to fund the liabilities of this fixed separate account. The Company manages the assets of this fixed separate account according to general account investment policy guidelines.

    - Those assets held in a number of registered and non-registered "variable" separate accounts as investment vehicles for the Company's variable life and annuity contracts. Policyholders may choose from among various investment options offered under these contracts according to their individual needs and preferences. Policyholders assume the investment risks associated with these choices. General account and fixed separate account assets are not available to fund the liabilities of these variable accounts.

      The following table summarizes significant changes in asset balances during 1998 and 1997. The changes are discussed below.

                                                                  ASSETS                         % CHANGE
                                                       1998        1997        1996      1998/1997     1997/1996
                                                    ----------  ----------  ----------  ------------  ------------
                                                             ($ IN MILLIONS)
General account assets                              $  2,932.2  $  4,513.5  $  4,593.9       (35.0)%       (1.75)%
Fixed separate account assets                          2,195.6     2,343.9     2,108.8        (6.3)%       11.15%
                                                    ----------  ----------  ----------      ------        ------
                                                    $  5,127.8  $  6,857.4  $  6,702.7       (25.2)%        2.31%

Variable separate account assets                      11,774.8     9,068.0     6,919.2        29.9%        31.06%
                                                    ----------  ----------  ----------      ------        ------
Total assets                                        $ 16,902.6  $ 15,925.4  $ 13,621.9         6.1%        16.91%
                                                    ----------  ----------  ----------      ------        ------
                                                    ----------  ----------  ----------      ------        ------

      General account and fixed separate account assets, taken together, decreased by 25% in 1998; but variable separate account assets increased by 30% that year. In 1997, growth in the general account and fixed separate account was low; variable separate account assets increased by 31%. This growth in variable accounts relative to the general and fixed accounts reflects two main factors: appreciation of the funds held in the variable separate accounts has exceeded that of the funds held in the general and fixed separate accounts; and annuity deposits into variable accounts have increased, while annuity deposits into fixed accounts have slowed. The Company believes this pattern has reflected a shift in the preferences of policyholders, which is largely attributable to the strong performance of equity markets in general and of the Company's variable account funds in particular.

      The assets of the general account are available to support general account liabilities. For management purposes, it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities. General account assets primarily comprise cash and invested assets, which represented 98.7% of general account assets at year-end 1998. Major types of invested asset holdings included bonds, mortgages, real estate and common stock. The Company's bond holdings comprised 60.9% of the Company's portfolio at year-end 1998. Bonds included both public and private issues. It is the Company's policy to acquire only investment-grade securities. As a result, the overall quality of the bond portfolio is high. At year-end 1998, only 5.3% were rated below-investment-grade; i.e., they had National Association of Insurance Commissioners ("NAIC") ratings lower than "1" or "2." The Company's mortgage holdings amounted to $535.0 million at year-end 1998, representing 18.5% of the total portfolio. All mortgage holdings at year-end 1998 were in good standing. The Company believes that the high quality of its mortgage portfolio is largely attributable to its stringent underwriting standards. At year-end 1998, investment real estate amounted to $78.0 million, representing about 2.7% of the total portfolio. The Company invests in real estate to enhance yields and, because of the long-term nature of these investments, the Company uses them for purposes of matching with products having long-term liability durations. Common stock holdings amounted to $128.4 million, representing about 4.4% of the portfolio. These holdings comprised the Company's ownership shares in subsidiaries.

      Other general account assets decreased by $1,021.4 million in 1998. This change primarily reflected the effect of terminating the internal reinsurance agreement with the Company's ultimate parent, discussed in "Internal Reinsurance," above.

      LIABILITIES

      As with assets, the proportion of variable separate account liabilities to total liabilities has been increasing. Most of the Company's liabilities comprise reserves for life insurance and for annuity contracts and deposit funds. The Company expects the declining trend in general account liabilities to continue, because it believes that net maturities will continue to exceed sales for the fixed contracts associated with these liabilities. This trend stems mainly from the Company's 1997 decision to discontinue selling group pension and GIC contracts and to focus its marketing efforts on its combination fixed/variable annuity products.

      In December 1997, the Company borrowed $110.0 million from Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"), an upstream holding company. The Company repaid this note during the first quarter of 1998.

      The termination of the internal reinsurance agreement discussed above resulted in a $1.0 billion decrease in liabilities as compared to 1997.

CAPITAL MARKETS RISK MANAGEMENT

      See "Quantitative and Qualitative Disclosures About Market Risk," below for a discussion of the Company's capital markets risk management.

CAPITAL RESOURCES

      CAPITAL ADEQUACY

    The National Association of Insurance Commissioners ("NAIC") adopted regulations at the end of 1993 that established minimum capitalization requirements for insurance companies, based on risk-based capital ("RBC") formulas. These requirements are intended to identify undercapitalized companies, so that specific regulatory actions can be taken on a timely basis. The RBC formula for life insurance companies sets capital requirements related to asset, insurance, interest rate, and business risks. According to the RBC calculation, the Company's capital was well in excess of its required capital at year-end 1998.

      LIQUIDITY

    The Company's liquidity requirements are generally met by funds from operations. The Company's main uses of funds are to pay out death benefits and other maturing insurance and annuity contract obligations; to make pay-outs on contract terminations; to purchase new investments; to fund new business ventures; and to pay normal operating expenditures and taxes. The Company's main sources of funds are premiums and deposits on insurance and annuity products; proceeds from the sale of investments; income from investments; and repayments of investment principal.

      In managing its general account and fixed separate account assets in relation to its liabilities, the Company has segmented these assets by product or by groups of products. The Company manages each segment's assets based on an investment policy that it has established for that segment. Among other matters, this investment policy considers liquidity requirements and provides cash flow estimates. The Company reviews these policies quarterly.

      The Company's liquidity targets are intended to enable it to meet its day-to-day cash requirements. On a quarterly basis, the Company compares its total "liquifiable" assets to its total demand liabilities. Liquifiable assets comprise cash and assets that could quickly be converted to cash should the need arise. These assets include short-term investments and other current assets and investment-grade bonds. The Company's policy is to maintain a liquidity ratio in excess of 100%, and it did so throughout 1998. Based on its ongoing liquidity analyses, the Company believes that its available liquidity is more than sufficient to meet its liquidity needs.

DEMUTUALIZATION

      On January 27, 1998, SLOC announced that its Board of Directors requested management world-wide to develop a plan to convert from a mutual life insurance company into a publicly traded stock company through demutualization worldwide. Management has put in place a full time task force which, together with a worldwide team of actuarial, financial and legal advisers, has begun work. The Board will decide later this year whether to proceed with demutualization, following the completion of the plan. Demutualization would require regulatory and policyholder approval. Based on information known to date, the potential demutualization of SLOC is not expected to have any significant impact on the Company.

YEAR 2000 COMPLIANCE

      During the fourth quarter of 1996, the Company, Sun Life (Canada) and affiliates began a comprehensive analysis of its information technology ("IT") and non-IT systems, including its hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to correctly process date calculations through the year 2000 and beyond. The Company created a full-time Year 2000 project team in early 1997 to manage this endeavor across the Company. This team, which works with dedicated personnel from all business units and with the legal and audit departments, reports directly to the Company's senior management on a monthly basis. In addition, the Company's Year 2000 project is periodically reviewed by internal and external auditors.

      To date, relevant systems have been identified and their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process. Over 90% of the components have been remediated and tested and are certified as Year 2000 compliant. The majority of the remaining components are in the testing phase and are expected to be certified over the course of 1999.

      In mid-1997, the project team contacted all key vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. Approximately 95% of these vendors have responded, and the project team has reviewed the responses and validated and conducted tests with the vendors where appropriate. In addition, the project team continues to work with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents, and others, with the goal that these partners will continue to be able to support the Company's objective of assuring Year 2000 compliance.

      Non-IT applications, including building security, HVAC systems, and other such systems will be tested. Compliant client server and mainframe environments have been built which allow for testing of critical dates such as December 31, 1999, January 1, 2000, February 28, 2000, February 29, 2000, and March 1, 2000
without impact to current production.

      Although the Company expects all critical systems to be Year 2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect the Company, and other similar uncertainties. A possible worst-case scenario might include one or more of the Company's significant systems being non-compliant. Such a scenario could result in material disruption to the Company's operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts, process payments and other financial transactions; and report accurate data to management, customers, regulators, and others. Consequences also could include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to Year 2000 issues. Such potential consequences, depending on their nature and duration, could have a material impact on the Company's results of operations and financial position.

      In order to mitigate the risks to the Company of material adverse operational or financial impacts from failure to achieve planned Year 2000 compliance, the Company has established contingency planning at the business unit and corporate levels. Each business unit has ranked its applications as being of high, medium or low business risk to ensure that the most critical are addressed first. The business units also have developed alternate plans of action where possible, and established dates for the alternate plans to be enacted. On the corporate level, the Company is in the process of enhancing its business continuation plan, by identifying minimum requirements for facilities, computing, staffing, and other factors; and it is developing a plan to support those requirements.

      As of December 31, 1998, the Company expended, cumulatively, approximately $4.2 million on its Year 2000 effort, and it expects to incur a further $1.3 million on this effort in 1999.

SALE OF SUBSIDIARY

      In February 1999, the Company completed the sale of its wholly-owned subsidiary, Massachusetts Casualty Insurance Company (MCIC) to Centre Solutions (U.S) Limited, a wholly-owned subsidiary of Centre Reinsurance Holdings, Limited for approximately $34 million. MCIC sold individual disability insurance throughout the U.S. This transaction is not expected to have a significant effect on the operations of the Company

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

      This discussion covers market risks associated with investment portfolios that support the Company's general account liabilities. This discussion does not cover market risks associated with those investment portfolios that support separate account products. For these products, the policyholder, rather than the Company, assumes these market risks.

      GENERAL

      The assets of the general account are available to support general account liabilities. For purposes of managing these assets in relation to these liabilities, the company notionally segments these assets by product or by groups of products. The Company manages each segment's assets based on an investment policy that it has established for that segment. The policy covers the segment's liability characteristics and liquidity requirements, provides cash flow estimates, and sets targets for asset mix, duration, and quality. Each quarter, investment and business unit managers review these policies to ensure that the policies remain appropriate, taking into account each segment's liability characteristics.

      TYPES OF MARKET RISKS

      The Company's stringent underwriting standards and practices have resulted in high-quality portfolios and have the effect of limiting credit risk. It is the Company's policy, for example, not to purchase below-investment-grade securities. Also, as a matter of investment policy, the Company assumes no foreign currency or commodity risk; nor does it assume equity price risk except to the extent that it holds real estate in its portfolios. (At year-end 1998, investment real estate holdings represented approximately 3% of its total general account portfolio.) The management of interest rate risk exposure is discussed below.

      INTEREST RATE RISK MANAGEMENT

      The Company's fixed interest rate liabilities are primarily supported by well diversified portfolios of fixed interest investments. They are also supported by holdings of real estate and floating rate notes. All of these fixed interest investments are held for other than trading purposes and can include publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasury bonds, corporate bonds, and money market instruments. The Company's fixed income portfolios also hold securitized assets, including mortgage-backed securities (MBS) and asset-backed securities. These securities are subject to the same standards applied to other portfolio investments, including relative value criteria and diversification guidelines. In portfolios backing interest-sensitive liabilities, the Company's policy is to limit MBS holdings to less than 10% of total portfolio assets. In all portfolios, the Company restricts MBS investments to pass-through securities issued by U.S. government agencies and to collateralized mortgage obligations, which are expected to exhibit relatively low volatility. The Company does not engage in leveraged transactions and it does not invest in the more speculative forms of these instruments such as the interest-only, principal-only, inverse floater, or residual tranches.

      Changes in the level of domestic interest rates affect the market value of fixed interest assets and liabilities. Segments whose liabilities mainly arise from the sale of products containing interest rate guarantees for certain terms are sensitive to changes in interest rates. In these segments, the Company uses "immunization" strategies, which are specifically designed to minimize the loss from wide fluctuations in interest rates. The Company supports these strategies using analytical and modeling software acquired from outside vendors.

      Significant features of the Company's immunization models include:

    - an economic or market value basis for both assets and liabilities;

    - an option pricing methodology;

    - the use of effective duration and convexity to measure interest rate sensitivity;

    - the use of "key rate durations" to estimate interest rate exposure at different parts of the yield curve and to estimate the exposure to non-parallel shifts in the yield curve.

      The Company's Interest Rate Risk Committee meets monthly. After reviewing duration analyses, market conditions and forecasts, the Committee develops specific asset management strategies for the interest-sensitive portfolios. These strategies may involve managing to achieve small intentional mismatches, either in terms of total effective duration or for certain key rate durations, between the liabilities and related assets of particular segments. The Company manages these mismatches to a tolerance range of plus or minus 0.5.

      Asset strategies may include the use of Treasury futures or interest rate swaps to adjust the duration profiles for particular portfolios. All derivative transactions are conducted under written operating guidelines and are marked to market. Total positions and exposures are reported to the Board of Directors on a monthly basis. The counterparties to hedging transactions are major highly rated financial institutions, with respect to which the risk of the Company's incurring losses related to credit exposures is considered remote.

      Liabilities categorized as financial instruments and held in the Company's general account at December 31, 1998 had a fair value of $1,538.3 million. Fixed income investments supporting those liabilities had a fair value of $2,710.1 million at that date. The Company performed a sensitivity analysis on these interest-sensitive liabilities and assets at December 31, 1998. The analysis showed that if there were an immediate increase of 100 basis points in interest rates, the fair value of the liabilities would show a net decrease of $46.3 million and the corresponding assets would show a net decrease of $113.2 million.

      By comparison, liabilities categorized as financial instruments and held in the Company's general account at December 31, 1997 had a fair value of $1,986.4 million. Fixed income investments supporting those liabilities had a fair value of $3,276.2 million at that date. The Company performed a sensitivity analysis on these interest-sensitive liabilities and assets at December 31, 1997. The analysis showed that if there were an immediate increase of 100 basis points in interest rates, the fair value of the liabilities would show a net decrease of $56.0 million and the corresponding assets would show a net decrease of $108.0 million.

      The Company produced these estimates using computer models. Since these models reflect assumptions about the future, they contain an element of uncertainty. For example, the models contain assumptions about future policyholder behavior and asset cash flows. Actual policyholder behavior and asset cash flows could differ from what the models show. As a result, the models' estimates of duration and market values may not reflect what actually will occur. The models are further limited by the fact that they do not provide for the possibility that management action could be taken to mitigate adverse results. The Company believes that this limitation is one of conservatism; that is, it will tend to cause the models to produce estimates that are generally worse than one might actually expect, all other things being equal.

      Based on its processes for analyzing and managing interest rate risk, the Company believes its exposure to interest rate changes will not materially affect its near-term financial position, results of operations, or cash flows.

REINSURANCE

      The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements, basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1998 had the effect of decreasing net income from operations by $2,128,000.

      Effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) under which certain individual life insurance contracts issued by Sun Life (Canada) were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) which provides that Sun Life (Canada) will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed. The Company terminated these agreements, effective October 1, 1998, resulting in an increase in income from operations by approximately $65,679,000 which included a cash settlement.

      The Company has also executed reinsurance agreements with unaffiliated companies. These agreements provide reinsurance of certain individual life insurance contracts on a modified coinsurance basis under which all deficiency reserves are ceded; as well as reinsurance for variable universal life on a yearly renewable term basis for which the Company has a maximum retention of $2,000,000.

RESERVES

      In accordance with the life insurance laws and regulations under which the Company operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements, these reserves are determined in accordance with statutory regulations.

INVESTMENTS

      Of the Company's total assets of $16.9 billion at December 31, 1998, 82.7% ($13.98 billion) consisted of unitized and non-unitized separate account assets, 10.4% ($1.76 billion) was invested in bonds and similar securities, 3.2% ($541 million) was invested in mortgages, 0.7% ($118.3 million) was invested in subsidiaries, 0.6% ($101.4 million) was invested in real estate, and the remaining 2.4% ($405.6 million) was invested in cash and other assets.

COMPETITION

      The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to a 1998 statistical study published by A.M. Best, the Company ranked 37th among all life insurance companies in the United States based upon total assets as of December 31, 1997. Its ultimate parent company, Sun Life (Canada), ranked 21st.

EMPLOYEES

      The Company and Sun Life (Canada) have entered into a service agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of March 31, 1999, the Company had 392 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and at its Retirement Products and Services Division in Boston, Massachusetts.

PROPERTIES

      The Company occupies office space owned by it and leased to Sun Life (Canada), and certain unrelated parties for lease terms not exceeding five years. Rent received by the Company under the leases amounted to approximately $6,856,000 in 1998. The Company also occupies office space which it leases from unaffiliated parties for various lease terms.

STATE REGULATION

      The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

      In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

      Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS

      The financial statements of the Variable Account for the year ended December 31, 1998 included in the Statement of Additional Information and the statutory financial statements of the Company for the years ended December 31, 1998, 1997 and 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

      The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.

      The financial statements of the Variable Account for the year ended December 31, 1998 are included in the Statement of Additional Information.

                            ------------------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1998 AND 1997 (IN THOUSANDS)

                                                                                   1998           1997
                                                                               -------------  -------------
ADMITTED ASSETS
    Bonds                                                                      $   1,763,468  $   1,910,699
    Common stocks                                                                    128,445        117,229
    Mortgage loans on real estate                                                    535,003        684,035
    Properties acquired in satisfaction of debt                                       17,207         22,475
    Investment real estate                                                            78,021         78,426
    Policy loans                                                                      41,944         40,348
    Cash and short-term investments                                                  265,226        544,418
    Other invested assets                                                             64,177         55,716
    Life insurance premiums and annuity considerations due and uncollected                --          9,203
    Investment income due and accrued                                                 35,706         39,279
    Federal income tax recoverable and interest thereon                                1,110             --
    Receivable from parent, subsidiaries and affiliates                                   --         27,136
    Funds withheld on reinsurance assumed                                                 --        982,653
    Other assets                                                                       1,928          1,842
                                                                               -------------  -------------
    General account assets                                                         2,932,235      4,513,459
    Separate account assets:
      Unitized                                                                    11,774,745      9,068,021
      Non-unitized                                                                 2,195,641      2,343,877
                                                                               -------------  -------------
    Total Admitted Assets                                                      $  16,902,621  $  15,925,357
                                                                               -------------  -------------
                                                                               -------------  -------------
LIABILITIES
    Aggregate reserve for life policies and contracts                          $   1,216,107  $   2,188,243
    Supplementary contracts                                                            1,885          2,247
    Policy and contract claims                                                           369          2,460
    Provision for policyholders' dividends and coupons payable                            --         32,500
    Liability for premium and other deposit funds                                  1,000,875      1,450,705
    Surrender values on cancelled policies                                                 5            215
    Interest maintenance reserve                                                      40,490         33,830
    Commissions to agents due or accrued                                               2,615          2,826
    General expenses due or accrued                                                    5,932          6,238
    Transfers from Separate Accounts due or accrued                                 (361,863)      (284,078)
    Taxes, licenses and fees due or accrued, excluding FIT                               401            105
    Federal income taxes due or accrued                                               25,019         56,384
    Unearned investment income                                                            23             34
    Amounts withheld or retained by company as agent or trustee                          529             47
    Remittances and items not allocated                                                5,176          1,363
    Borrowed money                                                                        --        110,142
    Asset valuation reserve                                                           44,392         47,605
    Payable to parent, subsidiaries, and affiliates                                   30,381             --
    Payable for securities                                                               428         27,104
    Other liabilities                                                                  9,770          2,924
                                                                               -------------  -------------
    General account liabilities                                                    2,022,534      3,680,894
    Separate account liabilities:
      Unitized                                                                    11,774,522      9,067,891
      Non-unitized                                                                 2,195,641      2,343,877
                                                                               -------------  -------------
    Total liabilities                                                             15,992,697     15,092,662
                                                                               -------------  -------------
CAPITAL STOCK AND SURPLUS
    Common capital stock                                                               5,900          5,900
                                                                               -------------  -------------
    Surplus notes                                                                    565,000        565,000
    Gross paid in and contributed surplus                                            199,355        199,355
    Unassigned funds                                                                 139,669         62,440
                                                                               -------------  -------------
    Surplus                                                                          904,024        826,795
                                                                               -------------  -------------
    Total common capital stock and surplus                                           909,924        832,695
                                                                               -------------  -------------
    Total Liabilities, Capital Stock and Surplus                               $  16,902,621  $  15,925,357
                                                                               -------------  -------------
                                                                               -------------  -------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN 000'S)

                                              1998        1997        1996
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  210,198  $  254,066  $  266,942
     Deposit-type funds                     2,140,604   2,155,297   1,775,230
     Considerations for supplementary
       contracts without life
       contingencies and dividend
       accumulations                            2,086       1,615       2,340
     Net investment income                    184,532     270,249     303,753
     Amortization of interest maintenance
       reserve                                  2,282       1,166       1,557
     Income from fees associated with
       investment management and
       administration and contract
       guarantees from Separate Account       141,211     109,757      83,278
     Net gain from operations from
       Separate Account                            --           5          --
     Other income                              87,364     102,889      87,532
                                           ----------  ----------  ----------
     Total                                  2,768,277   2,895,044   2,520,632
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            15,335      17,284      12,394
     Annuity benefits                         153,636     148,135     146,654
     Disability benefits and benefits
       under accident and health policies         104         132         105
     Surrender benefits and other fund
       withdrawals                          1,933,833   1,854,004   1,507,263
     Interest on policy or contract funds        (140)        699       2,205
     Payments on supplementary contracts
       without life contingencies and
       dividend accumulations                   2,528       1,687       2,120

     Increase (decrease) in aggregate
       reserves for life and accident and
       health policies and contracts         (972,135)    127,278     162,678
     Decrease in liability for premium
       and other deposit funds               (449,831)   (447,603)   (392,348)
     Increase (decrease) in reserve for
       supplementary contracts without
       life contingencies and for
       dividend and coupon accumulations         (362)         42         327
                                           ----------  ----------  ----------
     Total                                    682,968   1,701,658   1,441,398
     Commissions on premiums and annuity
       considerations (direct business
       only)                                  137,718     132,700     109,894
     Commissions and expense allowances
       on reinsurance assumed                  13,032      17,951      18,910
     General insurance expenses                58,132      46,624      37,206
     Insurance taxes, licenses and fees,
       excluding federal income taxes           7,388       8,267       8,431
     Increase (decrease) in loading on
       and cost of collection in excess
       of loading on deferred and
       uncollected premiums                    (1,663)        523         901
     Net transfers to Separate Accounts       722,851     844,130     761,941
     Reserve and fund adjustments on
       reinsurance terminated               1,017,112          --          --
                                           ----------  ----------  ----------
     Total                                  2,637,538   2,751,853   2,378,681
                                           ----------  ----------  ----------
     Net gain from operations before
       dividends to policyholders and
       Federal Income Taxes                   130,739     143,191     141,951
     Dividends to policyholders                (5,981)     33,316      29,189
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       before Federal Income Taxes            136,720     109,875     112,762
     Federal income tax expense
       (benefit), (excluding tax on
       capital gains)                          11,713       7,339      (5,400)
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       federal income taxes and before
       realized capital gains                 125,007     102,536     118,162
     Net realized capital gains less
       capital gains tax and transferred
       to the IMR                                 394      26,706       4,862
                                           ----------  ----------  ----------
 NET INCOME                                $  125,401  $  129,242  $  123,024
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN 000'S)

                                                              1998        1997         1996
                                                           ----------  -----------  -----------
Capital and surplus, Beginning of year                     $  832,695  $   567,143  $   792,452
                                                           ----------  -----------  -----------
Net income                                                    125,401      129,242      123,024
Change in net unrealized capital gains (losses)                  (384)       1,152       (1,715)
Change in non-admitted assets and related items                (1,086)        (463)          67
Change in reserve on account of change in valuation basis          --       39,016           --
Change in asset valuation reserve                               3,213        6,307      (11,812)
Surplus (contributed to) withdrawn from Separate Accounts
  during period                                                    82           --          100
Other changes in surplus in Separate Accounts Statements           10           --           --
Change in surplus notes                                            --      250,000     (335,000)
Dividends to stockholders                                     (50,000)    (159,722)          --
Aggregate write-ins for gains and losses in surplus                (7)          20           27
                                                           ----------  -----------  -----------
Net change in capital and surplus for the year                 77,229      265,552     (225,309)
                                                           ----------  -----------  -----------
Capital and surplus, End of year                           $  909,924  $   832,695  $   567,143
                                                           ----------  -----------  -----------
                                                           ----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN THOUSANDS)

                                               1998         1997         1996
                                            -----------  -----------  -----------
 Cash Provided by Operations:
   Premiums, annuity considerations and
     deposit funds received                 $ 2,361,669  $ 2,410,919  $ 2,059,577
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     2,086        1,615        2,340
   Net investment income received               236,944      345,279      324,914
   Other income received                        253,147      208,223       88,295
                                            -----------  -----------  -----------
 Total receipts                               2,853,846    2,966,036    2,475,126
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       2,107,736    2,020,747    1,671,483
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       217,023      203,650      172,015
   Net cash transferred to Separate
     Accounts                                   800,636      895,465      755,605
   Dividends paid to policyholders               26,519       28,316       22,689
   Federal income tax payments
     (recoveries),(excluding tax on
     capital gains)                              46,965        1,397      (15,363)
   Other--net                                      (138)         698        2,205
                                            -----------  -----------  -----------
 Total payments                               3,198,741    3,150,273    2,608,634
                                            -----------  -----------  -----------
 Net cash used in operations                   (344,895)    (184,237)    (133,508)
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $2,038 for 1998, $750 for 1997 and
     $1,555 for 1996)                         1,261,396    1,343,803    1,768,147
   Issuance (repayment) of surplus notes             --      250,000     (335,000)
   Other cash provided (used)                   (40,529)      71,095      147,956
                                            -----------  -----------  -----------
 Total cash provided                          1,220,867    1,664,898    1,581,103
                                            -----------  -----------  -----------
 Cash Applied:
   Cost of long-term investments acquired      (967,901)    (773,783)  (1,318,880)
   Other cash applied                          (187,263)    (310,519)    (177,982)
                                            -----------  -----------  -----------
 Total cash applied                          (1,155,164)  (1,084,302)  (1,496,862)
 Net change in cash and short-term
 investments                                   (279,192)     396,359      (49,267)
 Cash and short-term investments:
 Beginning of year                              544,418      148,059      197,326
                                            -----------  -----------  -----------
 End of year                                $   265,226  $   544,418  $   148,059
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). Prior to December 18, 1997, Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 20 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS

Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are evaluated periodically. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through IMR. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities, and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $361,863,000 in 1998 and $284,078,000 in 1997.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  INVESTMENTS IN SUBSIDIARIES

    The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), Sun Life Finance Corporation ("Sunfinco"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1"), Clarendon Insurance Agency, Inc. ("Clarendon") and Sun Life Information Services Ireland Ltd. ("SLISL").

On February 5, 1999, the Company finalized the sale of MCIC, a disability insurance company which issues primarily individual disability income policies, to Centre Solutions (U.S.) Limited, a wholly-owned subsidiary of Centre Reinsurance Holdings Limited for approximately $34 million. The impact of this sale to the ongoing operations of the Company is not expected to be material.

On September 28, 1998, the Company formed SLISL as an offshore technology center for the purpose of completing systems projects for affiliates.

On October 30, 1997, the Company established a wholly-owned special purpose corporation, SPE 97-1, for the purpose of engaging in activities incidental to securitizing mortgage loans.

On December 31, 1997, the Company purchased from Massachusetts Financial Services ("MFS") all of the outstanding shares of Clarendon, a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of MFS. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York.

Sundisco is a registered investment adviser and broker-dealer.

NLT is a federally chartered savings bank.

SLFSL serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada (Bermuda), an affiliate.

Sun Capital is a registered investment adviser.

Sunfinco and Sunbesco are currently inactive.

On September 28, 1998 a $500,000 note was issued by SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

A $110,000,000 note was issued to the Company by MFS on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company by MFS on December 22, 1998 at an interest rate of 5.55% due February 11, 1999.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED)
On December 23, 1997, the Company issued a $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1998, 1997 and 1996, the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

During 1998, 1997, and 1996, the Company contributed capital in the following amounts to its subsidiaries:

                                                                                     1998       1997       1996
                                                                                   ---------  ---------  ---------
                                                                                           (IN THOUSANDS)
MCIC                                                                                      --  $   2,000  $  10,000
SLFSL                                                                              $     750      1,000      1,500
SPE 97-1                                                                                  --     20,377         --
Sundisco                                                                              10,000         --         --
Sun Capital                                                                              500         --         --
Clarendon                                                                                 10         --         --
SLISL                                                                                    502         --         --

Summarized combined financial information of the Company's subsidiaries as of December 31, 1998, 1997 and 1996 and for the years then ended, follows:

                                                                           1998           1997           1996
                                                                       -------------  -------------  -------------
                                                                                     (IN THOUSANDS)
Intangible assets                                                      $          --  $          --  $       9,646
Other assets                                                               1,315,317      1,190,951      1,376,014
Liabilities                                                               (1,186,872)    (1,073,966)    (1,241,617)
                                                                       -------------  -------------  -------------
Total net assets                                                       $     128,445  $     116,985  $     144,043
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
Total revenues                                                         $     222,853  $     750,364  $     717,280
Operating expenses                                                          (221,933)      (646,896)      (624,199)
Income tax expense                                                            (1,222)       (43,987)       (42,820)
                                                                       -------------  -------------  -------------
Net income (loss)                                                      $        (302) $      59,481  $      50,261
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

On December 24, 1997, the Company transferred all of its shares of MFS to its parent, Life Holdco.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS

    Investments in debt securities are as follows:

                                                                               DECEMBER 31, 1998
                                                              ----------------------------------------------------
                                                                               GROSS        GROSS      ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                  COST         GAINS      (LOSSES)       VALUE
                                                              ------------  -----------  -----------  ------------
                                                                                 (IN THOUSANDS)
Long-term bonds:
    United States government and government agencies and
      authorities                                             $    140,417   $   7,635    $    (177)  $    147,875
    States, provinces and political subdivisions                    16,632       2,219           --         18,851
    Public utilities                                               397,670      38,740         (238)       436,172
    Transportation                                                 197,207      22,481          (18)       219,670
    Finance                                                        144,958      12,542         (494)       157,006
    All other corporate bonds                                      866,584      50,814       (6,419)       910,979
                                                              ------------  -----------  -----------  ------------
        Total long-term bonds                                    1,763,468     134,431       (7,346)     1,890,553
                                                              ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and commercial
      paper                                                         43,400          --           --         43,400
    Affiliates                                                     220,000          --           --        220,000
                                                              ------------  -----------  -----------  ------------
        Total short-term bonds                                     263,400          --           --        263,400
                                                              ------------  -----------  -----------  ------------
Total bonds                                                   $  2,026,868   $ 134,431    $  (7,346)  $  2,153,953
                                                              ------------  -----------  -----------  ------------
                                                              ------------  -----------  -----------  ------------

                                                                               DECEMBER 31, 1997
                                                              ----------------------------------------------------
                                                                               GROSS        GROSS      ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                  COST         GAINS      (LOSSES)       VALUE
                                                              ------------  -----------  -----------  ------------
                                                                                 (IN THOUSANDS)
Long-term bonds:
    United States government and government agencies and
      authorities                                             $    126,923   $   5,529    $      --   $    132,452
    States, provinces and political subdivisions                    22,361       2,095           --         24,456
    Public utilities                                               398,939      35,338          (91)       434,186
    Transportation                                                 214,130      22,000         (390)       235,740
    Finance                                                        157,891       5,885         (120)       163,656
    All other corporate bonds                                      990,455      52,678       (5,456)     1,037,677
                                                              ------------  -----------  -----------  ------------
        Total long-term bonds                                    1,910,699     123,525       (6,057)     2,028,167
                                                              ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and commercial
      paper                                                        431,032          --           --        431,032
    Affiliates                                                     110,000          --           --        110,000
                                                              ------------  -----------  -----------  ------------
        Total short-term bonds                                     541,032          --           --        541,032
                                                              ------------  -----------  -----------  ------------
Total bonds                                                   $  2,451,731   $ 123,525    $  (6,057)  $  2,569,199
                                                              ------------  -----------  -----------  ------------
                                                              ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS (CONTINUED)
The amortized cost and estimated fair value of bonds at December 31, 1998 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                            DECEMBER 31, 1998
                                                                                        --------------------------
                                                                                         AMORTIZED     ESTIMATED
                                                                                            COST       FAIR VALUE
                                                                                        ------------  ------------
                                                                                              (IN THOUSANDS)
Maturities:
    Due in one year or less                                                             $    459,631  $    460,787
    Due after one year through five years                                                    329,625       336,516
    Due after five years through ten years                                                   264,372       283,840
    Due after ten years                                                                      703,341       781,253
                                                                                        ------------  ------------
                                                                                           1,756,969     1,862,396
    Mortgage-backed securities                                                               269,899       291,557
                                                                                        ------------  ------------
Total bonds                                                                             $  2,026,868  $  2,153,953
                                                                                        ------------  ------------
                                                                                        ------------  ------------

Proceeds from sales and maturities of investments in debt securities during 1998, 1997, and 1996 were $1,016,811,000, $980,264,000, and $1,554,016,000, gross gains were $17,025,000, $10,732,000, and $16,975,000 and gross losses were $866,000, $2,446,000, and $10,885,000, respectively.

Bonds included above with an amortized cost of approximately $2,572,000, $2,578,000 and $2,060,000 at December 31, 1998, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

Excluding investments in U.S. government and agencies securities, the Company is not exposed to significant concentration of credit risk in its portfolio.

4.  SECURITIES LENDING

    The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan as of December 31, 1998 and 1997. Income resulting from this program was $94,000, $200,000 and $137,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

5.  MORTGAGE LOANS

    The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

5.  MORTGAGE LOANS (CONTINUED)
The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                                                 DECEMBER 31,
                                                                                            ----------------------
                                                                                               1998        1997
                                                                                            ----------  ----------
                                                                                                (IN THOUSANDS)
California                                                                                  $   82,397  $  119,122
Massachusetts                                                                                   53,528      58,981
Michigan                                                                                        34,357      42,912
New York                                                                                        21,190      45,696
Ohio                                                                                            36,171      51,862
Pennsylvania                                                                                    93,587      97,949
Washington                                                                                      36,548      54,948
All other                                                                                      177,225     212,565
                                                                                            ----------  ----------
                                                                                            $  535,003  $  684,035
                                                                                            ----------  ----------
                                                                                            ----------  ----------

The Company has restructured mortgage loans totaling $30,743,000 and $26,284,000 at December 31, 1998 and 1997, respectively, against which there are allowances for losses of $2,120,000 and $3,026,000, respectively.

The Company has made commitments of mortgage loans on real estate into the future.The outstanding commitments for these mortgages amount to $18,005,000 and $12,300,000 at December 31, 1998 and 1997, respectively.

6.  INVESTMENT GAINS AND LOSSES

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                     1998        1997       1996
                                                                                  ----------  ----------  ---------
                                                                                           (IN THOUSANDS)
Net realized gains (losses):
Bonds                                                                             $    5,659  $    2,882  $   5,631
Common stock of affiliates                                                                --      21,195         --
Common stocks                                                                             48
Mortgage loans                                                                         2,374       3,837        763
Real estate                                                                              955       2,912        599
Other invested assets                                                                 (3,827)       (717)       567
                                                                                  ----------  ----------  ---------
Subtotal                                                                               5,209      30,109      7,560
Capital gains tax expense                                                              4,815       3,403      2,698
                                                                                  ----------  ----------  ---------
Total                                                                             $      394  $   26,706  $   4,862
                                                                                  ----------  ----------  ---------
                                                                                  ----------  ----------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                        $     (302) $   (2,894) $  (5,739)
Mortgage loans                                                                        (1,312)      1,524       (600)
Real estate                                                                              403       3,377      4,624
Other invested assets                                                                    827        (855)        --
                                                                                  ----------  ----------  ---------
Total                                                                             $     (384) $    1,152  $  (1,715)
                                                                                  ----------  ----------  ---------
                                                                                  ----------  ----------  ---------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

6.  INVESTMENT GAINS AND LOSSES (CONTINUED)
Realized capital gains and losses on bonds and mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $8,943,000 in 1998, $6,321,000 in 1997, and $7,710,000 in 1996. All gains and losses are transferred net of applicable income taxes.

7.  NET INVESTMENT INCOME

    Net investment income consisted of:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                               ----------------------------------
                                                                                  1998        1997        1996
                                                                               ----------  ----------  ----------
                                                                                         (IN THOUSANDS)
Interest income from bonds                                                     $  167,436  $  188,924  $  178,695
Income from investment in common stock of affiliates                                3,675      41,181      50,408
Interest income from mortgage loans                                                53,269      76,073      92,591
Real estate investment income                                                      15,932      17,161      16,249
Interest income from policy loans                                                   2,881       3,582       2,790
Other investment income (loss)                                                       (641)       (193)      1,710
                                                                               ----------  ----------  ----------
Gross investment income                                                           242,552     326,728     342,443
                                                                               ----------  ----------  ----------
Interest on surplus notes and notes payable                                       (44,903)    (42,481)    (23,061)
Investment expenses                                                               (13,117)    (13,998)    (15,629)
                                                                               ----------  ----------  ----------
Net investment income                                                          $  184,532  $  270,249  $  303,753
                                                                               ----------  ----------  ----------
                                                                               ----------  ----------  ----------

8.  DERIVATIVES

    The Company uses derivative instruments for interest rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1998 and 1997 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in the IMR and amortized over the shorter of the remaining life of the hedged asset sold or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

8.  DERIVATIVES (CONTINUED)
Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1998
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                          (IN THOUSANDS)
Conventional interest rate swaps                                                     $   45,000        $     508
Foreign currency swap                                                                     1,178              263

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                          (IN THOUSANDS)
Conventional interest rate swaps                                                     $   80,000        $  (2,891)
Foreign currency swap                                                                     1,700              208
Forward spread lock swaps                                                                50,000              274
Asian Put Option S & P 500                                                               75,000              693

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

    The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

9.  LEVERAGED LEASES (CONTINUED)
The Company's net investment in leveraged leases is composed of the following elements:

                                                                                              DECEMBER 31,
                                                                                         ----------------------
                                                                                            1998        1997
                                                                                         ----------  ----------
                                                                                             (IN THOUSANDS)
Lease contracts receivable                                                               $   78,937  $   92,605
Less non-recourse debt                                                                      (78,920)    (92,589)
                                                                                         ----------  ----------
                                                                                                 17          16
Estimated residual value of leased assets                                                    41,150      41,150
Less unearned and deferred income                                                            (8,932)    (10,324)
                                                                                         ----------  ----------
Investment in leveraged leases                                                               32,235      30,842
Less fees                                                                                      (138)       (163)
                                                                                         ----------  ----------
Net investment in leveraged leases                                                       $   32,097  $   30,679
                                                                                         ----------  ----------
                                                                                         ----------  ----------

The net investment is included in "other invested assets" on the balance sheet.

10.  REINSURANCE

    The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $2,128,000, $1,381,000 and $1,603,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, $37,050,000 and $35,161,000 for the years ended December 31, 1998,
1997 and 1996, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

10.  REINSURANCE (CONTINUED)
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1998, 1997 and 1996 before the effect of reinsurance transactions with SLOC:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------
                                                                              1998          1997          1996
                                                                          ------------  ------------  ------------
                                                                                       (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues                         $  2,377,364  $  2,340,733  $  1,941,423
    Net investment income and realized gains                                   187,208       298,120       310,172
                                                                          ------------  ------------  ------------
    Subtotal                                                                 2,564,572     2,638,853     2,251,595
                                                                          ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                    2,312,247     2,350,354     2,011,998
    Other expenses                                                             203,238       187,591       155,531
                                                                          ------------  ------------  ------------
    Subtotal                                                                 2,515,485     2,537,945     2,167,529
                                                                          ------------  ------------  ------------
Income from operations                                                    $     49,087  $    100,908  $     84,066
                                                                          ------------  ------------  ------------
                                                                          ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997 and $46,000 in 1996.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

    The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                                               DECEMBER 31, 1998
                                                                                         -----------------------------
                                                                                            AMOUNT        % OF TOTAL
                                                                                         -------------  --------------
                                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                         $   2,896,529          19
    At book value less surrender charges (surrender charge >5%)                             10,227,212          66
    At book value (minimal or no charge or adjustment)                                       1,264,453           8
Not subject to discretionary withdrawal provision                                            1,106,197           7
                                                                                         -------------         ---
Total annuity actuarial reserves and deposit liabilities                                 $  15,494,391         100
                                                                                         -------------         ---
                                                                                         -------------         ---

                                                                                               DECEMBER 31, 1997
                                                                                         -----------------------------
                                                                                            AMOUNT        % OF TOTAL
                                                                                         -------------  --------------
                                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                         $   3,415,394          25
    At book value less surrender charges (surrender charge >5%)                              7,672,211          57
    At book value (minimal or no charge or adjustment)                                       1,259,698           9
Not subject to discretionary withdrawal provision                                            1,164,651           9
                                                                                         -------------         ---
Total annuity actuarial reserves and deposit liabilities                                 $  13,511,954         100
                                                                                         -------------         ---
                                                                                         -------------         ---

12.  SEGMENT INFORMATION

    The Company offers financial products and services such as fixed and variable annuities, retirement plan services and life insurance on an individual basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

The Individual Insurance segment markets and administers a variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products.

The Retirement Products and Services ("RPS") segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

12.  SEGMENT INFORMATION (CONTINUED)
The following amounts pertain to the various business segments:

                                                                                                  FEDERAL
                                                          TOTAL          TOTAL         PRETAX      INCOME        TOTAL
(IN THOUSANDS)                                           REVENUES    EXPENDITURES*     INCOME      TAXES        ASSETS
-----------------------------------------------------  ------------  --------------  ----------  ----------  -------------
    1998
Individual Insurance                                   $    229,710   $    144,800   $   84,910  $   (4,148) $     199,683
RPS                                                       2,527,608      2,483,715       43,893      12,486     16,123,905
Corporate                                                    10,959          3,042        7,917       3,375        579,033
                                                       ------------  --------------  ----------  ----------  -------------
    Total                                              $  2,768,277   $  2,631,557   $  136,720  $   11,713  $  16,902,621
                                                       ------------  --------------  ----------  ----------  -------------
      1997
Individual Insurance                                        304,141        272,333       31,808      13,825      1,143,697
RPS                                                       2,533,006      2,507,591       25,414      10,667     14,043,221
Corporate                                                    57,897          5,244       52,653     (17,153)       738,439
                                                       ------------  --------------  ----------  ----------  -------------
    Total                                              $  2,895,044   $  2,785,169   $  109,875  $    7,339  $  15,925,357
                                                       ------------  --------------  ----------  ----------  -------------
      1996
Individual Insurance                                        281,309        255,846       25,463      13,931        817,115
RPS                                                       2,174,602      2,151,126       23,476       1,203     12,057,572
Corporate                                                    64,721            898       63,823     (20,534)       689,266
                                                       ------------  --------------  ----------  ----------  -------------
    Total                                              $  2,520,632   $  2,407,870   $  112,762  $   (5,400) $  13,563,953
                                                       ------------  --------------  ----------  ----------  -------------

------------------------

* Total expenditures include dividends to policyholders of $(5,981) for 1998, $33,316 for 1997 and $29,189 for 1996.

13.  RETIREMENT PLANS

    The Company participates with SLOC in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost was $1,178,000 and $593,000 at December 31, 1998 and 1997, respectively. The Company's share of net periodic pension cost was $586,000, $146,000 and $27,000, for 1998, 1997 and
1996, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $231,000, $259,000 and $233,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13.  RETIREMENT PLANS (CONTINUED)
Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 106, "Employer's Accounting for Postretirement Benefits Other Than Pensions." SFAS No. 106 requires an accrual of the estimated cost of retiree benefit payments during the years the employee provides services. SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of adoption or the amortization of the obligation over a period of up to 20 years. The obligation of approximately $455,000 is recognized over a period of ten years. The Company's cash flows are not affected by implementation of this standard, but implementation decreased net income by $95,000, $117,000, and $8,000 for the years ended December 31, 1998, 1997, and 1996, respectively. The Company's post retirement health, dental and life insurance benefits currently are not funded.

OTHER POST-RETIREMENT BENEFIT PLANS CONTINUED

The following table sets forth the change in the pension and other postretirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                                        PENSION BENEFITS        OTHER BENEFITS
                                                                        1998        1997        1998       1997
                                                                     ----------  ----------  ----------  ---------
                                                                                    (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year                          $   79,684  $   70,848  $    9,845  $   9,899
    Service cost                                                          4,506       4,251         240        306
    Interest cost                                                         6,452       5,266         673        725
    Amendments                                                               --       1,000          --         --
    Actuarial loss (gain)                                                21,975          --         308       (801)
    Benefits paid                                                        (1,825)     (1,681)       (647)      (284)
                                                                     ----------  ----------  ----------  ---------
Benefit obligation at end of year                                    $  110,792  $   79,684  $   10,419  $   9,845
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
The Company's share:
    Benefit obligation at beginning of year                          $    5,094  $    4,529  $      385  $     384
    Benefit obligation at end of year                                $    9,125  $    5,094  $      416  $     385
Change in plan assets:
    Fair value of plan assets at beginning of year                   $  136,610  $  122,807  $       --  $      --
    Actual return on plan assets                                         16,790      15,484          --         --
    Employer contribution                                                    --          --         647        284
    Benefits paid                                                        (1,825)     (1,681)       (647)      (284)
                                                                     ----------  ----------  ----------  ---------
Fair value of plan assets at end of year                             $  151,575  $  136,610  $       --  $      --
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
Funded status                                                        $   40,783  $   56,926  $  (10,419) $  (9,845)
Unrecognized net actuarial gain (loss)                                   (2,113)    (18,147)        586        257
Unrecognized transition obligation (asset)                              (24,674)    (26,730)        185        230
Unrecognized prior service cost                                           7,661       8,241          --         --
                                                                     ----------  ----------  ----------  ---------
Prepaid (accrued) benefit cost                                       $   21,657  $   20,290  $   (9,648) $  (9,358)
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
The Company's share of accrued benefit cost                          $   (1,178) $     (593) $     (195) $    (102)
Weighted-average assumptions as of December 31:
    Discount rate                                                         6.75%       7.50%       6.75%      7.50%
    Expected return on plan assets                                        8.00%       7.50%         N/A        N/A
    Rate of compensation increase                                         4.50%       4.50%         N/A        N/A

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13.  RETIREMENT PLANS (CONTINUED)
For measurement purposes, a 10.1% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998 (5.7% for dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                                               1998       1997       1998       1997
                                                                            ----------  ---------  ---------  ---------
Components of net periodic benefit cost:
    Service cost                                                            $    4,506  $   4,251  $     240  $     306
    Interest cost                                                                6,452      5,266        673        725
    Expected return on plan assets                                             (10,172)    (9,163)        --         --
    Amortization of transition obligation (asset)                               (2,056)    (2,056)        45         45
    Amortization of prior service cost                                             580        517         --         --
    Recognized net actuarial (gain) loss                                          (677)      (789)       (20)        71
                                                                            ----------  ---------  ---------  ---------
Net periodic benefit cost                                                   $   (1,367) $  (1,974) $     938  $   1,147
                                                                            ----------  ---------  ---------  ---------
                                                                            ----------  ---------  ---------  ---------
    The Company's share of net periodic benefit cost                        $      586  $     146  $      95  $     117
                                                                            ----------  ---------  ---------  ---------
                                                                            ----------  ---------  ---------  ---------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                               INCREASE             DECREASE
                                                                          -------------------  -------------------
                                                                                       (IN THOUSANDS)
Effect on total of service and interest cost components                        $     210            $    (170)
Effect on postretirement benefit obligation                                        2,026               (1,697)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

    The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997:

                                                                  DECEMBER 31, 1998
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                   (IN THOUSANDS)
ASSETS:
Bonds                                                    $   2,026,868        $  2,153,953
Mortgages                                                      535,003             556,143
Derivatives                                                         --                 771
LIABILITIES:
Insurance reserves                                       $     121,100        $    121,100
Individual annuities                                           274,448             271,849
Pension products                                             1,104,489           1,145,351


                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                   (IN THOUSANDS)
ASSETS:
Bonds                                                    $   2,451,731        $  2,569,199
Mortgages                                                      684,035             706,975
LIABILITIES:
Insurance reserves                                       $     123,128        $    123,128
Individual annuities                                           307,668             302,165
Pension products                                             1,527,433           1,561,108
Derivatives                                                         --              (1,716)

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

15.  STATUTORY INVESTMENT VALUATION RESERVES

    The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR.

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                1998                  1997
                                                                        --------------------  --------------------
                                                                           AVR        IMR        AVR        IMR
                                                                        ---------  ---------  ---------  ---------
                                                                                      (IN THOUSANDS)
Balance, beginning of year                                              $  47,605  $  33,830  $  53,911  $  28,675
Net realized investment gains, net of tax                                     256      8,942     17,400      6,321
Amortization of net investment gains                                           --     (2,282)        --     (1,166)
Unrealized investment losses                                               (6,550)        --     (2,340)        --
Required by formula                                                         3,081         --    (21,366)        --
                                                                        ---------  ---------  ---------  ---------
Balance, end of year                                                    $  44,392  $  40,490  $  47,605  $  33,830
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------

16.  FEDERAL INCOME TAXES

    The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $48,144,000, $31,000,000 and $19,264,000 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is currently undergoing an audit by the Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

17.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

    On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

On December 19, 1995, the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

17.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE) (CONTINUED)
The Company accrued $4,259,000 and $ 964,000 for interest on surplus notes for the years ended December 31, 1998 and 1997, respectively.

The Company accrued $4,259,000 and $964,000 for interest on surplus notes for the years ended December 31, 1998 and 1997, respectively.

The Company expensed $44,903,000, $42,481,000 and $23,061,000 for interest on surplus notes and notes payable for the years ended December 31, 1998, 1997 and 1996, respectively.

18.  TRANSACTIONS WITH AFFILIATES

    The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $16,344,000 in 1998, $15,997,000 in 1997, and $20,192,000 in 1996.

The Company leases office space to SLOC under lease agreements with terms expiring in September, 1999 and options to extend the terms for each of thirteen successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1998 amounted to approximately $6,856,000.

19.  RISK-BASED CAPITAL

    Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1998, 1997 and 1996.

20.  ACCOUNTING POLICIES AND PRINCIPLES

    The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

20. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED) life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120, "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts", exceeds the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 20 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1998 and 1997, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1998 on the basis of accounting described in Notes 1 and 20.

However, because of the differences between the two bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1998 and 1997 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1998.

As management has stated in Note 20, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 5, 1999

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data -- Average Annual Total Return.......................
Non-Standardized Investment Performance..............................................
Advertising and Sales Literature.....................................................
Calculations.........................................................................
  Example of Variable Accumulation Unit Value Calculation............................
  Example of Variable Annuity Unit Calculation.......................................
  Example of Variable Annuity Payment Calculation....................................
  Calculation of Annuity Unit Values.................................................
Distribution of the Contracts........................................................
Designation and Change of Beneficiary................................................
Custodian............................................................................
Financial Statements.................................................................

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (617) 348-9600 or (800) 752-7215.

--------------------------------------------------------------------------------

To: Sun Life Assurance Company of Canada (U.S.)
   Annuity Service Mailing Address:
   c/o Retirement Products and Services
   P.O. Box 1024
   Boston, Massachusetts 02103

   Please send me a Statement of Additional Information for MFS Regatta Classic Variable and Fixed Annuity
   Sun Life of Canada (U.S.) Variable Account F.

Name
--------------------------------------------------------------

Address
--------------------------------------------------------------

       -------------------------------------------------------------------------

City
------------------------------------

State
--------------

Zip
-------

Telephone
----------------------------------------------------------------

                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT OR PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCOUNT YEAR AND ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

      ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as "Annuitants." If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole annuitant as of the Annuity Commencement Date, if both are living at that time. In the absence of such designation, the Co-Annuitant will become the sole Annuitant during the Income Phase.

      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

      *ANNUITY OPTION: The method you choose for making annuity payments.

      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

      *BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

      CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

      COMPANY: Sun Life Assurance Company of Canada (U.S.).

* You specify these items on the Contract Specifications page or Certificate Specifications page, and may change them, as we describe in this Prospectus.

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Issue Date" in the Contract.

      DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      EXPIRATION DATE: The last day of a Guarantee Period.

      FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

      GROUP CONTRACT: A Contract issued by the Company on a group basis.

      GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

      INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

      NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

      NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

      OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k),
Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

      PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

      SERIES FUND: MFS/Sun Life Series Trust.

      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series of the Series Fund.

      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

      VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

      The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent auditors.

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,    YEAR ENDED
                                                                                           1997           1998
                                                                                      --------------  ------------
BOND SERIES
  Unit Value
    Beginning of period.............................................................             --   $    10.0000*
    End of period...................................................................             --   $    10.4200
  Units outstanding end of period...................................................             --         35,123
CAPITAL APPRECIATION SERIES
  Unit Value
    Beginning of period.............................................................   $     9.8765   $    11.9926
    End of period...................................................................   $    11.9926   $    15.2806
  Units outstanding end of period...................................................        265,497        465,812
CAPITAL OPPORTUNITIES SERIES
  Unit Value
    Beginning of period.............................................................   $    10.1034   $    12.7132
    End of period...................................................................   $    12.7132   $    15.9773
  Units outstanding end of period...................................................        160,778        277,518
EMERGING GROWTH SERIES
  Unit Value
    Beginning of period.............................................................   $     9.5644   $    11.5023
    End of period...................................................................   $    11.5023   $    15.2416
  Units outstanding end of period...................................................        318,028        959,802
EQUITY INCOME SERIES
  Unit Value
    Beginning of period.............................................................             --   $    10.0000*
    End of period...................................................................             --   $    10.6318
  Units outstanding end of period...................................................             --         12,113
GLOBAL ASSET ALLOCATION SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0430   $    10.9812
    End of period...................................................................   $    10.9812        11.5822
  Units outstanding end of period...................................................         50,531         53,167
GLOBAL GOVERNMENTS SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    10.0247
    End of period...................................................................   $    10.0247   $    11.4588
  Units outstanding end of period...................................................         19,394         40,074
GLOBAL GROWTH SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    11.3725
    End of period...................................................................   $    11.3725   $    12.8959
  Units outstanding end of period...................................................         85,526        121,297
GLOBAL TOTAL RETURN SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    11.1546
    End of period...................................................................   $    11.1546   $    13.0681
  Units outstanding end of period...................................................         45,122         91,253

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,    YEAR ENDED
                                                                                           1997           1998
                                                                                      --------------  ------------
GOVERNMENT SECURITIES SERIES
  Unit Value
    Beginning of period.............................................................   $     9.9631   $    10.6850
    End of period...................................................................   $    10.6850   $    11.5012
  Units outstanding end of period...................................................        113,243        297,310
HIGH YIELD SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0910   $    11.2665
    End of period...................................................................   $    11.2665   $    11.2212
  Units outstanding end of period...................................................        155,306        342,363
INTERNATIONAL GROWTH SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0270   $     9.7271
    End of period...................................................................   $     9.7271   $     9.8139
  Units outstanding end of period...................................................         67,892         83,820
INTERNATIONAL GROWTH AND INCOME SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    10.5716
    End of period...................................................................   $    10.5716   $    12.7274
  Units outstanding end of period...................................................         51,038         90,582
MANAGED SECTORS SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    11.9091
    End of period...................................................................   $    11.9091   $    13.2363
  Units outstanding end of period...................................................        118,243        140,324
MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
  Unit Value
    Beginning of period.............................................................             --   $    10.0000*
    End of period...................................................................             --   $    11.9830
  Units outstanding end of period...................................................             --        232,788
MASSACHUSETTS INVESTORS TRUST SERIES
  Unit Value
    Beginning of period.............................................................   $     9.8549   $    12.8247
    End of period...................................................................   $    12.8247   $    15.7220
  Units outstanding end of period...................................................        554,216      1,213,193
MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES
  Unit Value
    Beginning of period.............................................................   $    10.4127   $    11.3377
    End of period...................................................................   $    11.3377   $     7.8620
  Units outstanding end of period...................................................         40,698         43,654
MONEY MARKET SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0239   $    10.3869
    End of period...................................................................   $    10.3869   $    10.7995
  Units outstanding end of period...................................................         77,105        270,417
NEW DISCOVERY SERIES
  Unit Value
    Beginning of period.............................................................             --   $    10.0000*
    End of period...................................................................             --   $    10.5430
  Units outstanding end of period...................................................             --         29,182

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,    YEAR ENDED
                                                                                           1997           1998
                                                                                      --------------  ------------
RESEARCH SERIES
  Unit Value
    Beginning of period.............................................................   $     9.8296   $    11.7136
    End of period...................................................................   $    11.7136   $    14.3354
  Units outstanding end of period...................................................        553,996        872,289
RESEARCH GROWTH AND INCOME SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    10.7281
    End of period...................................................................   $    10.7281   $    12.9744
  Units outstanding end of period...................................................          6,085         33,882
RESEARCH INTERNATIONAL SERIES
  Unit Value
    Beginning of period.............................................................             --   $    10.0000*
    End of period...................................................................             --   $    11.0101
  Units outstanding end of period...................................................             --          2,234
STRATEGIC INCOME SERIES
  Unit Value
    Beginning of period.............................................................             --   $    10.0000*
    End of period...................................................................             --   $     9.8850
  Units outstanding end of period...................................................             --          2,577
TOTAL RETURN SERIES
  Unit Value
    Beginning of period.............................................................   $     9.9034   $    11.9123
    End of period...................................................................   $    11.9123   $    13.1773
  Units outstanding end of period...................................................        951,205      1,731,292
UTILITIES SERIES
  Unit Value
    Beginning of period.............................................................   $    10.0000*  $    12.7649
    End of period...................................................................   $    12.7649   $    14.8587
  Units outstanding end of period...................................................         77,009        178,136

------------------------

* Reflects unit value on date of commencement of operations.

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)
WITHDRAWAL CHARGE CALCULATION:
FULL WITHDRAWAL:

      Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents two examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

            NUMBER OF YEARS   HYPOTHETICAL   PURCHASE      WITHDRAWAL      WITHDRAWAL
           PURCHASE PAYMENT     ACCOUNT      PAYMENTS        CHARGE          CHARGE
              IN ACCOUNT         VALUE       WITHDRAWN     PERCENTAGE        AMOUNT
           -----------------  ------------  -----------  ---------------  -------------
      (a)       Less than 1    $   41,000    $  40,000          1.00%       $     400
      (b)      1 or greater    $   44,000    $  40,000          0.00%       $       0

(a) The first $40,000 of the withdrawal is attributed to the Purchase Payment. Because the Purchase Payment has been held in your Account for less than one year, it is subject to the withdrawal charge. The rest of your withdrawal is attributed to earnings and is not subject to the withdrawal charge.

(b) Because the Purchase Payment has been held in your Account for more than one year, it is not subject to the withdrawal charge.

      Minimum distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PARTIAL WITHDRAWAL:

      Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, and there are a series of two partial withdrawals of $9,000 and $32,000 made prior to the end of the first Account Year.

           HYPOTHETICAL    PARTIAL     PURCHASE      WITHDRAWAL      WITHDRAWAL
             ACCOUNT     WITHDRAWAL    PAYMENTS        CHARGE          CHARGE
              VALUE        AMOUNT      WITHDRAWN     PERCENTAGE        AMOUNT
           ------------  -----------  -----------  ---------------  -------------
      (a)   $   41,000    $   9,000    $   9,000          1.00%       $      90
      (b)   $   33,000    $  32,000    $  31,000          1.00%       $     310

(a) The first withdrawal of $9,000 is attributed to the Purchase Payment and is subject to the withdrawal charge. The $31,000 balance of the Purchase Payment will remain in your Account.

(b) The first $31,000 of the second withdrawal is attributed to the remainder of the Purchase Payment that you have not previously withdrawn and is subject to the withdrawal charge. The rest of your withdrawal is attributed to earnings and is not subject to the withdrawal charge.

      Minimum distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PART 2 -- FIXED ACCOUNT -- EXAMPLES OF THE MARKET VALUE ADJUSTMENT ("MVA")

      The MVA Factor is:

                                   N/12
                        1 + I
                    (   ------   )      -1
                        1 + J

      These examples assume the following:

        1) the Guarantee Amount was allocated to a one year Guarantee Period with a Guaranteed Interest Rate of 4% or .04.

        2)  the date of surrender is six months from the Expiration Date (N =
            6).

        3) the value of the Guarantee Amount on the date of surrender is $40,792.16.

        4) no transfers or partial withdrawals affecting this Guarantee Amount have been made.

        5) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 5% or .05.

                                      N/12
                           1 + I
    The MVA factor =   (   ------   )       -1
                           1 + J

                                           6/12
                             1 + .04
                   =   (     ------      )       -1
                             1 + .05

                   =   -.0047733

      The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA

                       $40,792.16 X -.0047733 = -$194.71

      $194.71 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00) X (-.0047733) = -$9.55.

      $9.55 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 3% or .03.

                                      N/12
                           1 + I
    The MVA factor =   (   -----    )       -1
                           1 + J

                                           6/12
                             1 + .04
                   =   (     ------      )       -1
                             1 + .03

                   =   .00484264

      The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA

                        $40,792.16 X .00484264 = $197.54

      $197.54 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be $2,000.00 X .00484264 = $9.69.

      $9.69 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                               SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                               ANNUITY SERVICE MAILING ADDRESS:
                               C/O RETIREMENT PRODUCTS AND SERVICES
                               P.O. BOX 1024
                               BOSTON, MASSACHUSETTS 02103

                               TELEPHONE:
                               Toll Free (800) 752-7215
                               In Massachusetts (617) 348-9600

                               GENERAL DISTRIBUTOR
                               Clarendon Insurance Agency, Inc.
                               One Sun Life Executive Park
                               Wellesley Hills, Massachusetts 02481

                               AUDITORS
                               Deloitte Touche LLP
                               125 Summer Street
                               Boston, Massachusetts 02110

                                                                     Rule 497(c)
                                                              File No. 333-05227
                                                                       811-05846

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                                                     MAY 1, 1999

                                    PROFILE

                                 FUTURITY FOCUS
                               VARIABLE AND FIXED
                                    ANNUITY

      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

      1. THE FUTURITY FOCUS ANNUITY

      The Futurity Focus Annuity is a flexible payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.

      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase you make payments into the Contract; any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase. You choose when the Income Phase begins.

      You may choose among 36 variable investment options and a range of fixed interest options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding mutual fund or series thereof (collectively, the "Funds") listed in Section 4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Series you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time. The fixed interest options may not be available in all states.

      The Contract is designed to meet your need for investment flexibility. At any time you may have amounts allocated among up to 18 of the available variable and fixed options. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.

      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for 5, 10, 15 or 20 years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years (between 5 and 30), with a cash-out option for variable payments. You can also select a fixed payment option where we will hold the amount applied to provide fixed annuity payments with interest accrued at the rate we determine from time, which will be at least 3% per year. We may also agree to other annuity options in our discretion.

      Once the Income Phase begins, you cannot change your choice of annuity payment method.

      3. PURCHASING A CONTRACT

      You may purchase a Contract for $25,000 or more, under most circumstances. You may increase the value of your investment by adding $1,000 or more at any time during the Accumulation Phase. We will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance.

      4. ALLOCATION OPTIONS

      You can allocate your money among Sub-Accounts investing in the following
Funds:

AIM VARIABLE INSURANCE FUNDS, INC.                MFS/SUN LIFE SERIES TRUST
 V.I. Capital Appreciation Fund                   Capital Appreciation Series
 V.I. Growth Fund                                 Emerging Growth Series
 V.I. Growth and Income Fund                      Government Securities Series
 V.I. International Equity Fund                   High Yield Series
THE ALGER AMERICAN FUND                           Massachusetts Investors Growth Stock Series
 Growth Portfolio                                 Massachusetts Investors Trust Series
 Income and Growth Portfolio                      New Discovery Series
 Small Capitalization Portfolio                   Total Return Series
GOLDMAN SACHS VARIABLE INSURANCE TRUST            Utilities Series
 CORE Large Cap Growth Fund                       OCC ACCUMULATION TRUST
 CORE Small Cap Equity Fund                       Equity Portfolio
 CORE U.S. Equity Fund                            Managed Portfolio
 Growth and Income Fund                           Mid Cap Portfolio
 International Equity Fund                        Small Cap Portfolio
J.P. MORGAN SERIES TRUST II                       SUN CAPITAL ADVISERS TRUST
 Equity Portfolio                                 Sun Capital Investment Grade Bond Fund
 International Opportunities Portfolio            Sun Capital Money Market Fund
 Small Company Portfolio                          Sun Capital Real Estate Fund
LORD ABBETT SERIES FUND, INC.                     WARBURG PINCUS TRUST
 Growth and Income Portfolio                      Emerging Markets Portfolio
                                                  International Equity Portfolio
                                                  Post-Venture Capital Portfolio
                                                  Small Company Growth Portfolio

      Market conditions will determine the value of an investment in any Fund. Each Fund is described in the relevant Fund Prospectus.

      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      We impose an annual Account Fee of $50. We will waive the Account Fee where your Account Value is greater than $100,000 on the Account Anniversary. We also deduct insurance charges (which include an administrative expense charge) equal to 1.15% per year of the average daily value of the Contract allocated among the Sub-Accounts.

      There are no sales charges when you purchase your Futurity Focus Annuity. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge equal to 1% of purchase payments you withdraw that have been held in your Account for less than one year.

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value Adjustment. This adjustment reflects the relationship between our current Guaranteed Interest Rates and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if your Guaranteed Interest Rate is lower than the relevant current rate, then the adjustment will decrease your Contract value. Conversely, if your Guaranteed Interest Rate is higher than the relevant current rate, the adjustment will increase your Contract value.

      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each Fund, which range from 0.51% to 1.40% of the average net assets of the Fund, depending upon which Fund you have selected. The investment advisers for some of the Funds have agreed to waive or reimburse a portion of expenses for some of the Funds; without this agreement, Fund expenses could be higher. Some of these arrangements may be terminated at any time.

      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses (net of any applicable fee waiver and/or expense reimbursement) for each Fund. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.

      "Total Annual Insurance Charges" include the insurance charges of 1.15%, plus an additional 0.10%, which is used to represent the $50 annual Account Fee based on an assumed Contract value of $50,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.

                                                                                                              EXAMPLES:
                                                                                                                TOTAL
                                                               TOTAL ANNUAL     TOTAL ANNUAL       TOTAL      EXPENSES
                                                                INSURANCE          SERIES         ANNUAL       AT END
SUB-ACCOUNT                                                      CHARGES          EXPENSES       EXPENSES      1 YEAR
-----------------------------------------------------------  ----------------  ---------------  -----------  -----------
AIM V.I. Capital Appreciation Fund                                1.25%               0.67%          1.92%    $      29
                                                             (1.15% + 0.10%)
AIM V.I. Growth Fund                                              1.25%               0.72%          1.97%    $      30
                                                             (1.15% + 0.10%)
AIM V.I. Growth and Income Fund                                   1.25%               0.65%          1.90%    $      29
                                                             (1.15% + 0.10%)
AIM V.I. International Equity Fund                                1.25%               0.91%          2.16%    $      32
                                                             (1.15% + 0.10%)
Alger American Growth Portfolio                                   1.25%               0.79%          2.04%    $      31
                                                             (1.15% + 0.10%)
Alger American Income and Growth Portfolio                        1.25%               0.70%          1.95%    $      30
                                                             (1.15% + 0.10%)
Alger American Small Capitalization Portfolio                     1.25%               0.89%          2.14%    $      32
                                                             (1.15% + 0.10%)
Goldman Sachs VIT CORE Large Cap Growth Fund                      1.25%               0.80%          2.05%    $      31
                                                             (1.15% + 0.10%)
Goldman Sachs VIT CORE Small Cap Equity Fund                      1.25%               0.90%          2.15%    $      32
                                                             (1.15% + 0.10%)
Goldman Sachs VIT CORE U.S. Equity Fund                           1.25%               0.80%          2.05%    $      31
                                                             (1.15% + 0.10%)
Goldman Sachs VIT Growth and Income Fund                          1.25%               0.90%          2.15%    $      32
                                                             (1.15% + 0.10%)

SUB-ACCOUNT                                                    10 YEARS
-----------------------------------------------------------  -------------
AIM V.I. Capital Appreciation Fund                             $     224
AIM V.I. Growth Fund                                           $     230
AIM V.I. Growth and Income Fund                                $     222
AIM V.I. International Equity Fund                             $     249
Alger American Growth Portfolio                                $     237
Alger American Income and Growth Portfolio                     $     227
Alger American Small Capitalization Portfolio                  $     247
Goldman Sachs VIT CORE Large Cap Growth Fund                   $     238
Goldman Sachs VIT CORE Small Cap Equity Fund                   $     248
Goldman Sachs VIT CORE U.S. Equity Fund                        $     238
Goldman Sachs VIT Growth and Income Fund                       $     248

                                                                                                              EXAMPLES:
                                                                                                                TOTAL
                                                               TOTAL ANNUAL     TOTAL ANNUAL       TOTAL      EXPENSES
                                                                INSURANCE          SERIES         ANNUAL       AT END
SUB-ACCOUNT                                                      CHARGES          EXPENSES       EXPENSES      1 YEAR
-----------------------------------------------------------  ----------------  ---------------  -----------  -----------
Goldman Sachs VIT International Equity Fund                       1.25%               1.25%          2.50%    $      35
                                                             (1.15% + 0.10%)
J.P. Morgan Equity Portfolio                                      1.25%               0.90%          2.15%    $      32
                                                             (1.15% + 0.10%)
J.P. Morgan International Opportunities Portfolio                 1.25%               1.20%          2.45%    $      35
                                                             (1.15% + 0.10%)
J.P. Morgan Small Company Portfolio                               1.25%               1.15%          2.40%    $      34
                                                             (1.15% + 0.10%)
Lord Abbett Growth and Income Portfolio                           1.25%               0.51%          1.76%    $      28
                                                             (1.15% + 0.10%)
MFS/Sun Life Capital Appreciation Series                          1.25%               0.77%          2.02%    $      31
                                                             (1.15% + 0.10%)
MFS/Sun Life Emerging Growth Series                               1.25%               0.78%          2.03%    $      31
                                                             (1.15% + 0.10%)
MFS/Sun Life Government Securities Series                         1.25%               0.62%          1.87%    $      29
                                                             (1.15% + 0.10%)
MFS/Sun Life High Yield Series                                    1.25%               0.82%          2.07%    $      31
                                                             (1.15% + 0.10%)
MFS/Sun Life Massachusetts Investors Growth Stock Series          1.25%               0.97%          2.22%    $      33
                                                             (1.15% + 0.10%)
MFS/Sun Life Massachusetts Investors Trust Series                 1.25%               0.59%          1.84%    $      29
                                                             (1.15% + 0.10%)
MFS/Sun Life New Discovery Series                                 1.25%               1.28%          2.53%    $      36
                                                             (1.15% + 0.10%)
MFS/Sun Life Total Return Series                                  1.25%               0.70%          1.95%    $      30
                                                             (1.15% + 0.10%)
MFS/Sun Life Utilities Series                                     1.25%               0.86%          2.11%    $      31
                                                             (1.15% + 0.10%)
OCC Equity Portfolio                                              1.25%               0.94%          2.19%    $      32
                                                             (1.15% + 0.10%)
OCC Managed Portfolio                                             1.25%               0.82%          2.07%    $      31
                                                             (1.15% + 0.10%)
OCC Mid Cap Portfolio                                             1.25%               1.05%          2.30%    $      33
                                                             (1.15% + 0.10%)
OCC Small Cap Portfolio                                           1.25%               0.88%          2.13%    $      32
                                                             (1.15% + 0.10%)
Sun Capital Investment Grade Bond Fund                            1.25%               0.75%          2.00%    $      30
                                                             (1.15% + 0.10%)
Sun Capital Money Market Fund                                     1.25%               0.65%          1.90%    $      29
                                                             (1.15% + 0.10%)
Sun Capital Real Estate Fund                                      1.25%               1.25%          2.50%    $      35
                                                             (1.15% + 0.10%)
Warburg Pincus Emerging Markets Portfolio                         1.25%               1.40%          2.65%    $      37
                                                             (1.15% + 0.10%)
Warburg Pincus International Equity Portfolio                     1.25%               1.33%          2.58%    $      36
                                                             (1.15% + 0.10%)
Warburg Pincus Post-Venture Capital Portfolio                     1.25%               1.40%          2.65%    $      37
                                                             (1.15% + 0.10%)
Warburg Pincus Small Company Growth Portfolio                     1.25%               1.14%          2.39%    $      34
                                                             (1.15% + 0.10%)

SUB-ACCOUNT                                                    10 YEARS
-----------------------------------------------------------  -------------
Goldman Sachs VIT International Equity Fund                    $     284
J.P. Morgan Equity Portfolio                                   $     248
J.P. Morgan International Opportunities Portfolio              $     279
J.P. Morgan Small Company Portfolio                            $     274
Lord Abbett Growth and Income Portfolio                        $     207
MFS/Sun Life Capital Appreciation Series                       $     235
MFS/Sun Life Emerging Growth Series                            $     236
MFS/Sun Life Government Securities Series                      $     219
MFS/Sun Life High Yield Series                                 $     240
MFS/Sun Life Massachusetts Investors Growth Stock Series       $     255
MFS/Sun Life Massachusetts Investors Trust Series              $     216
MFS/Sun Life New Discovery Series                              $     287
MFS/Sun Life Total Return Series                               $     227
MFS/Sun Life Utilities Series                                  $     244
OCC Equity Portfolio                                           $     252
OCC Managed Portfolio                                          $     240
OCC Mid Cap Portfolio                                          $     264
OCC Small Cap Portfolio                                        $     246
Sun Capital Investment Grade Bond Fund                         $     233
Sun Capital Money Market Fund                                  $     222
Sun Capital Real Estate Fund                                   $     284
Warburg Pincus Emerging Markets Portfolio                      $     298
Warburg Pincus International Equity Portfolio                  $     291
Warburg Pincus Post-Venture Capital Portfolio                  $     298
Warburg Pincus Small Company Growth Portfolio                  $     273

      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If your Contract is funded with pre-tax or tax deductible dollars (such as with a pension or IRA contribution) -- we call this a Qualified Contract -- your entire withdrawal will be taxable. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable, except under a Qualified Contract, in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY

      You can withdraw money from your Contract at any time during the Accumulation Phase. A withdrawal of a purchase payment that has been credited to your account for less than one year (365 days) will be subject to a 1% withdrawal charge. All other withdrawals will not be subject to withdrawal charges. You may also be required to pay income tax and possible tax penalties on any money you withdraw.

      We do not assess a withdrawal charge upon annuitization or transfers. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.

      8. PERFORMANCE

      If you invest in one or more Sub-Accounts, the value of your Contract will increase or decrease depending upon the investment performance of the Series you choose. The Sub-Accounts have not been in operation for a full calendar year; therefore no performance information is provided in this Profile.

      9. DEATH BENEFIT

      If the annuitant dies before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date", which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      If the annuitant was 85 or younger when we issued your Contract, the death benefit is the greatest of:

      (1) the value of the Contract on the Death Benefit Date;

      (2) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date; and

      (3) your total purchase payments minus the sum of all partial withdrawals from your Account.

      If the annuitant was 86 or older when we issued your Contract, the death benefit is equal to the amount set forth in (2) above.

      10. OTHER INFORMATION

      FREE LOOK. Depending upon applicable state law, if you cancel your Contract within 10 days after receiving it we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge. However, if applicable state or federal law requires, we will refund the full amount of any purchase payment(s) we receive and the "free look" period may be greater than 10 days.

      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax deferred accumulation of assets and annuity features, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. You should not buy a Contract if you are looking for a short-term investment or if you cannot risk a decrease in the value of your investment.

      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.

      ADDITIONAL FEATURES. The Futurity Focus Annuity offers the following additional convenient features, which you may choose at no extra charge.

      Dollar Cost Averaging -- This program lets you invest gradually in up to 4 Sub-Accounts.

      Asset Allocation -- One or more asset allocation programs may be available in connection with the Contract.

      Systematic Withdrawal Program -- This program allows you to receive quarterly, semi-annual or annual payments during the Accumulation Phase.

      Portfolio Rebalancing Program -- Under this program, we automatically reallocate your investments in the Sub-Accounts to maintain the proportions you select. You can elect rebalancing on a quarterly, semi-annual or annual basis.

      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:

     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     ANNUITY SERVICE MAILING ADDRESS
     C/O RETIREMENT PRODUCTS AND SERVICES
     P.O. BOX 9133
     BOSTON, MASSACHUSETTS 02103
     TEL: TOLL FREE (888) 786-2435
       IN MASSACHUSETTS (617) 348-9600

                                                                     Rule 497(c)
                                                              File No. 333-05227
                                                                       811-05846

                                                                      PROSPECTUS
                                                                     May 1, 1999

                                 FUTURITY FOCUS

      Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

      You may choose among 36 variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following mutual funds or series thereof (the "Funds").

AIM VARIABLE INSURANCE FUNDS, INC.                      MFS/SUN LIFE SERIES TRUST
 V.I. Capital Appreciation Fund                         Capital Appreciation Series
 V.I. Growth Fund                                       Emerging Growth Series
 V.I. Growth and Income Fund                            Government Securities Series
 V.I. International Equity Fund                         High Yield Series
THE ALGER AMERICAN FUND                                 Massachusetts Investors Growth Stock Series
 Growth Portfolio                                       Massachusetts Investors Trust Series
 Income and Growth Portfolio                            New Discovery Series
 Small Capitalization Portfolio                         Total Return Series
GOLDMAN SACHS VARIABLE INSURANCE TRUST                  Utilities Series
 CORE Large Cap Growth Fund                             OCC ACCUMULATION TRUST
 CORE Small Cap Equity Fund                             Equity Portfolio
 CORE U.S. Equity Fund                                  Managed Portfolio
 Growth and Income Fund                                 Mid Cap Portfolio
 International Equity Fund                              Small Cap Portfolio
J.P. MORGAN SERIES TRUST II                             SUN CAPITAL ADVISERS TRUST
 Equity Portfolio                                       Sun Capital Investment Grade Bond Fund
 International Opportunities Portfolio                  Sun Capital Money Market Fund
 Small Company Portfolio                                Sun Capital Real Estate Fund
LORD ABBETT SERIES FUND, INC.                           WARBURG PINCUS TRUST
 Growth and Income Portfolio                            Emerging Markets Portfolio
                                                        International Equity Portfolio
                                                        Post-Venture Capital Portfolio
                                                        Small Company Growth Portfolio

      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      PLEASE READ THIS PROSPECTUS AND THE FUND PROSPECTUSES CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE FUTURITY FOCUS ANNUITY AND THE FUNDS.

      We have filed a Statement of Additional Information dated May 1, 1999 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 78 of this Prospectus. You may obtain a copy without charge by writing to our Annuity Service Mailing Address or by telephoning (888) 786-2435 or (617) 348-9600. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING
ADDRESS:

     ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 9133, BOSTON, MASSACHUSETTS
     02117

                               TABLE OF CONTENTS

                                                                                                               PAGE
Special Terms                                                                                                        4
Expense Summary                                                                                                      4
Summary of Contract Expenses                                                                                         4
Underlying Fund Annual Expenses                                                                                      5
Examples                                                                                                             7
The Futurity Focus Annuity                                                                                           9
Communicating To Us About Your Contract                                                                              9
Sun Life Assurance Company of Canada (U.S.)                                                                         10
The Variable Account                                                                                                10
Variable Account Options: The Funds                                                                                 10
The Fixed Account                                                                                                   14
The Fixed Account Options: The Guarantee Periods                                                                    14
The Accumulation Phase                                                                                              14
    Issuing Your Contract                                                                                           14
    Amount and Frequency of Purchase Payments                                                                       15
    Allocation of Net Purchase Payments                                                                             15
    Your Account                                                                                                    15
    Your Account Value                                                                                              15
    Variable Account Value                                                                                          15
    Fixed Account Value                                                                                             16
    Transfer Privilege                                                                                              17
    Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates                                              18
    Optional Programs                                                                                               18
Withdrawals, Withdrawal Charge and Market Value Adjustment                                                          19
    Cash Withdrawals                                                                                                19
    Withdrawal Charge                                                                                               21
    Market Value Adjustment                                                                                         21
Contract Charges                                                                                                    22
    Account Fee                                                                                                     22
    Administrative Expense Charge                                                                                   22
    Mortality and Expense Risk Charge                                                                               22
    Premium Taxes                                                                                                   23
    Fund Expenses                                                                                                   23
    Modification in the Case of Group Contracts                                                                     23
Death Benefit                                                                                                       23
    Amount of Death Benefit                                                                                         23
    Method of Paying Death Benefit                                                                                  24
    Selection and Change of Beneficiary                                                                             24
    Payment of Death Benefit                                                                                        24
    Due Proof of Death                                                                                              25
The Income Phase -- Annuity Provisions                                                                              25
    Selection of the Annuitant or Co-Annuitant                                                                      25
    Selection of the Annuity Commencement Date                                                                      25
    Annuity Options                                                                                                 26
    Selection of Annuity Option                                                                                     27
    Amount of Annuity Payments                                                                                      27
    Exchange of Variable Annuity Units                                                                              28
    Account Fee                                                                                                     28
    Annuity Payment Rates                                                                                           28
    Annuity Options as Method of Payment for Death Benefit                                                          28
Other Contract Provisions                                                                                           29
    Exercise of Contract Rights                                                                                     29

    Change of Ownership                                                                                             29
    Death of Participant                                                                                            29
    Voting of Fund Shares                                                                                           30
    Periodic Reports                                                                                                31
    Substitution of Securities                                                                                      31
    Change in Operation of Variable Account                                                                         31
    Splitting Units                                                                                                 31
    Modification                                                                                                    31
    Discontinuance of New Participants                                                                              32
    Reservation of Rights                                                                                           32
    Right to Return                                                                                                 32
Federal Tax Status                                                                                                  33
    Introduction                                                                                                    33
    Deductibility of Purchase Payments                                                                              33
    Pre-Distribution Taxation of Contracts                                                                          33
    Distributions and Withdrawals from Non-Qualified Contracts                                                      33
    Distribution and Withdrawals from Qualified Contracts                                                           34
    Withholding                                                                                                     34
    Purchase of Immediate Annuity Contract and Deferred Annuity Contract                                            34
    Investment Diversification and Control                                                                          35
    Tax Treatment of the Company and the Variable Account                                                           35
    Qualified Retirement Plans                                                                                      35
    Pension and Profit-Sharing Plans                                                                                35
    Tax-Sheltered Annuities                                                                                         35
    Individual Retirement Accounts                                                                                  36
    Roth IRAs                                                                                                       36
Administration of the Contracts                                                                                     36
Distribution of the Contracts                                                                                       36
Performance Information                                                                                             37
Available Information                                                                                               38
Incorporation of Certain Documents by Reference                                                                     38
Additional Information About the Company                                                                            39
    Business of the Company                                                                                         39
    Selected Financial Data                                                                                         40
    Management's Discussion and Analysis of Financial Condition and Results of
    Operations                                                                                                      40
    Demutualization                                                                                                 48
    Year 2000 Compliance                                                                                            48
    Sale of Subsidiary                                                                                              49
    Quantitative and Qualitative Disclosures About Market Risk                                                      49
    Reinsurance                                                                                                     51
    Reserves                                                                                                        51
    Investments                                                                                                     51
    Competition                                                                                                     51
    Employees                                                                                                       51
    Properties                                                                                                      51
    State Regulation                                                                                                52
Legal Proceedings                                                                                                   52
Accountants                                                                                                         53
Financial Statements                                                                                                53
Table of Contents of Statement of Additional Information                                                            78
Appendix A -- Glossary                                                                                              80
Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment                                       83

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY

      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each series of the Funds. The table should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Fund's prospectus. In addition to the expenses listed below, we may deduct premium taxes.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments............................................       $  0
Deferred Sales Load (as a percentage of Purchase Payments withdrawn) (1)
  Number of Years Purchase Payment in Account
    Less than 1....................................................................          1%
    1 or more......................................................................          0%
Transfer Fee (2)...................................................................       $  0
ANNUAL ACCOUNT FEE per Contract or Certificate (3)                                        $ 50
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account assets)
  Mortality and Expense Risk Charge................................................       1.00%
  Administrative Expense Charge....................................................       0.15%
  Other Fees and Expenses of the Variable Account..................................       0.00%
                                                                                         -----
Total Variable Account Annual Expenses.............................................       1.15%

------------------------

(1) After a Purchase Payment has been in your Account for one year it may be withdrawn free of the withdrawal charge.

(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(3) The Annual Account Fee is $50. We will waive the Annual Account Fee when your Account value is greater than $100,000 on the Account Anniversary.

                      UNDERLYING FUND ANNUAL EXPENSES (1)
                      (AS A PERCENTAGE OF FUND NET ASSETS)

                                                                                                         TOTAL FUND
                                                               MANAGEMENT              OTHER               ANNUAL
                                                               FEES (AFTER        EXPENSES (AFTER      EXPENSES (AFTER
                                                            REIMBURSEMENT)(2)    REIMBURSEMENT)(2)    REIMBURSEMENT)(2)
                                                           -------------------  -------------------  -------------------
AIM V.I. Capital Appreciation Fund.......................           0.62%                0.05%                0.67%
AIM V.I. Growth Fund.....................................           0.64%                0.08%                0.72%
AIM V.I. Growth and Income Fund..........................           0.61%                0.04%                0.65%
AIM V.I. International Equity Fund.......................           0.75%                0.16%                0.91%
Alger American Growth Portfolio..........................           0.75%                0.04%                0.79%
Alger American Income and Growth Portfolio...............           0.62%                0.08%                0.70%
Alger American Small Capitalization Portfolio............           0.85%                0.04%                0.89%
Goldman Sachs VIT CORE Large Cap Growth Fund(3)..........           0.70%                0.10%                0.80%
Goldman Sachs VIT CORE Small Cap Equity Fund(3)..........           0.75%                0.15%                0.90%
Goldman Sachs VIT CORE U.S. Equity Fund(3)...............           0.70%                0.10%                0.80%
Goldman Sachs VIT Growth and Income Fund(3)..............           0.75%                0.15%                0.90%
Goldman Sachs VIT International Equity Fund(3)...........           1.00%                0.25%                1.25%
J.P. Morgan Equity Portfolio(4)..........................           0.40%                0.50%                0.90%
J.P. Morgan International Opportunities Portfolio(4).....           0.60%                0.60%                1.20%
J.P. Morgan Small Company Portfolio(4)...................           0.60%                0.55%                1.15%
Lord Abbett Growth and Income Portfolio..................           0.50%                0.01%                0.51%
MFS/Sun Life Capital Appreciation Series.................           0.73%                0.04%                0.77%
MFS/Sun Life Emerging Growth Series......................           0.72%                0.06%                0.78%
MFS/Sun Life Government Securities Series................           0.55%                0.07%                0.62%
MFS/Sun Life High Yield Series...........................           0.75%                0.07%                0.82%
MFS/Sun Life Massachusetts Investors Growth Stock
 Series..................................................           0.75%                0.22%                0.97%
MFS/Sun Life Massachusetts Investors Trust Series........           0.55%                0.04%                0.59%
MFS/Sun Life New Discovery Series(5).....................           0.90%                0.38%                1.28%
MFS/Sun Life Total Return Series.........................           0.65%                0.05%                0.70%
MFS/Sun Life Utilities Series............................           0.75%                0.11%                0.86%
OCC Equity Portfolio(6)..................................           0.80%                0.14%                0.94%
OCC Managed Portfolio(6).................................           0.78%                0.04%                0.82%
OCC Mid Cap Portfolio(6).................................           0.00%                1.05%                1.05%
OCC Small Cap Portfolio(6)...............................           0.80%                0.08%                0.88%
Sun Capital Investment Grade Bond Fund(3)(7).............           0.60%                0.15%                0.75%
Sun Capital Money Market Fund(3)(7)......................           0.50%                0.15%                0.65%
Sun Capital Real Estate Fund(3)(7).......................           0.95%                0.30%                1.25%
Warburg Pincus Emerging Markets Portfolio(3).............           0.20%                1.20%                1.40%
Warburg Pincus International Equity Portfolio............           1.00%                0.33%                1.33%
Warburg Pincus Post-Venture Capital Portfolio(3).........           1.08%                0.32%                1.40%
Warburg Pincus Small Company Growth Portfolio............           0.90%                0.24%                1.14%

------------------------

(1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.

(2) "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 1998, net of any applicable expense reimbursement or waiver.

(3) The investment advisers for the indicated Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" were: 0.70%, 2.17%, and 2.87% for the Goldman Sachs VIT CORE Large Cap Growth Fund; 0.75%, 3.17%, and 3.92% for the Goldman Sachs VIT CORE Small Cap Equity Fund; 0.70%, 2.13%, and 2.83% for the Goldman Sachs VIT CORE U.S. Equity Fund; 0.75%, 1.94%, and 2.69% for the Goldman Sachs VIT Growth and Income Fund; 1.00%, 1.97%, and 2.97% for the Goldman Sachs VIT International Equity Fund; 0.60%, 3.50% and 4.10% for the Sun Capital Investment Grade Bond Fund; 0.50%, 11.79% and 12.29% for the Sun Capital Money Market Fund; 0.95%, 6.49% and 7.44% for the Sun Capital Real Estate Fund; 1.25%, 6.96%, and 8.21% for the Warburg Pincus Emerging Markets Portfolio; and 1.25%, 0.45%, and 1.70% for the Warburg Pincus Post-Venture Capital Portfolio. Fee waivers and expense reimbursements for the Warburg Pincus Emerging Markets Portfolio and the Warburg Pincus Post-Venture Capital Portfolio, the Sun Capital Funds, and the Goldman Sachs Funds may be discontinued at any time.

(4) An affiliate of the adviser has agreed to reimburse the Funds, to the extent certain expenses exceed the following percentages of the Fund's daily net assets during fiscal year 1999: 0.90% for the J.P. Morgan Equity Portfolio, 1.20% for the J.P. Morgan International Opportunities Portfolio, and 1.15% for the J.P. Morgan Small Company Portfolio. Absent this reimbursement, "Total Fund Annual Expenses" would have been 1.48% for the J.P. Morgan Equity Portfolio, 3.26% for the J.P. Morgan International Opportunities Portfolio, and 3.43% for the J.P. Morgan Small Company Portfolio.

(5) The Fund's adviser has agreed to bear the Fund's expenses, excluding management fees, taxes, extraordinary expenses and brokerage and transaction costs, in excess of 0.35% of the annual percentage of the Fund's average daily net assets. Absent the fee waiver and/or expense reimbursement, Other Expenses would have been 0.70% and Total Fund Annual Expenses would have been 1.60%. These arrangements will remain in effect until at least May 1, 2000, absent an earlier modification by the Fund's Board of Trustees.

(6) Total Fund Annual Expenses for the OCC Equity Portfolio, the OCC Small Cap Portfolio, the OCC Managed Portfolio and the OCC Mid Cap Portfolio are limited contractually by OpCap Advisers so that the Funds' respective annualized operating expenses (net of expense offsets) do not exceed 1% of average daily net assets. Absent this limit, "Management Fees", "Other Expenses" and "Total Expenses" were 0.80%, 3.48%, and 4.28% for the OCC Mid Cap Portfolio. "Other Expenses" are shown gross of expense offsets afforded the portfolio, which effectively lowered custody expenses.

(7) To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.

                                    EXAMPLES

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
AIM V.I. Capital Appreciation Fund........................................   $      29    $      60    $     104    $     224
AIM V.I. Growth Fund......................................................   $      30    $      62    $     106    $     230
AIM V.I. Growth and Income Fund...........................................   $      29    $      60    $     103    $     222
AIM V.I. International Equity Fund........................................   $      32    $      68    $     116    $     249
Alger American Growth Portfolio...........................................   $      31    $      64    $     110    $     237
Alger American Income and Growth Portfolio................................   $      30    $      61    $     105    $     227
Alger American Small Capitalization Portfolio.............................   $      32    $      67    $     115    $     247
Goldman Sachs VIT CORE Large Cap Growth Fund..............................   $      31    $      64    $     110    $     238
Goldman Sachs VIT CORE Small Cap Equity Fund..............................   $      32    $      67    $     115    $     248
Goldman Sachs VIT CORE U.S. Equity Fund...................................   $      31    $      64    $     110    $     238
Goldman Sachs VIT Growth and Income Fund..................................   $      32    $      67    $     115    $     248
Goldman Sachs VIT International Equity Fund...............................   $      35    $      78    $     133    $     284
J.P. Morgan Equity Portfolio..............................................   $      32    $      67    $     115    $     248
J.P. Morgan International Opportunities Portfolio.........................   $      35    $      76    $     131    $     279
J.P. Morgan Small Company Portfolio.......................................   $      34    $      75    $     128    $     274
Lord Abbett Growth and Income Portfolio...................................   $      28    $      55    $      95    $     207
MFS/Sun Life Capital Appreciation Series..................................   $      31    $      63    $     109    $     235
MFS/Sun Life Emerging Growth Series.......................................   $      31    $      64    $     109    $     236
MFS/Sun Life Government Securities Series.................................   $      29    $      59    $     101    $     219
MFS/Sun Life High Yield Series............................................   $      31    $      65    $     111    $     240
MFS/Sun Life Massachusetts Investors Growth Stock Series..................   $      33    $      69    $     119    $     255
MFS/Sun Life Massachusetts Investors Trust Series.........................   $      29    $      58    $     100    $     216
MFS/Sun Life New Discovery Series.........................................   $      36    $      79    $     135    $     287
MFS/Sun Life Total Return Series..........................................   $      30    $      61    $     105    $     227
MFS/Sun Life Utilities Series.............................................   $      31    $      66    $     113    $     244
OCC Equity Portfolio......................................................   $      32    $      69    $     117    $     252
OCC Managed Portfolio.....................................................   $      31    $      65    $     111    $     240
OCC Mid Cap Portfolio.....................................................   $      33    $      72    $     123    $     264
OCC Small Cap Portfolio...................................................   $      32    $      67    $     114    $     246
Sun Capital Investment Grade Bond Fund....................................   $      30    $      63    $     108    $     233
Sun Capital Money Market Fund.............................................   $      29    $      60    $     103    $     222
Sun Capital Real Estate Fund..............................................   $      35    $      78    $     133    $     284
Warburg Pincus Emerging Markets Portfolio.................................   $      37    $      82    $     141    $     298
Warburg Pincus International Equity Portfolio.............................   $      36    $      80    $     137    $     291
Warburg Pincus Post-Venture Capital Portfolio.............................   $      37    $      82    $     141    $     298
Warburg Pincus Small Company Growth Portfolio.............................   $      34    $      75    $     128    $     273

      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
AIM V.I. Capital Appreciation Fund........................................   $      19    $      60    $     104    $     224
AIM V.I. Growth Fund......................................................   $      20    $      62    $     106    $     230
AIM V.I. Growth and Income Fund...........................................   $      19    $      60    $     103    $     222
AIM V.I. International Equity Fund........................................   $      22    $      68    $     116    $     249
Alger American Growth Portfolio...........................................   $      21    $      64    $     110    $     237
Alger American Income and Growth Portfolio................................   $      20    $      61    $     105    $     227
Alger American Small Capitalization Portfolio.............................   $      22    $      67    $     115    $     247
Goldman Sachs VIT CORE Large Cap Growth Fund..............................   $      21    $      64    $     110    $     238
Goldman Sachs VIT CORE Small Cap Equity Fund..............................   $      22    $      67    $     115    $     248
Goldman Sachs VIT CORE U.S. Equity Fund...................................   $      21    $      64    $     110    $     238
Goldman Sachs VIT Growth and Income Fund..................................   $      22    $      67    $     115    $     248
Goldman Sachs VIT International Equity Fund...............................   $      25    $      78    $     133    $     284
J.P. Morgan Equity Portfolio..............................................   $      22    $      67    $     115    $     248
J.P. Morgan International Opportunities Portfolio.........................   $      25    $      76    $     131    $     279
J.P. Morgan Small Company Portfolio.......................................   $      24    $      75    $     128    $     274
Lord Abbett Growth and Income Portfolio...................................   $      18    $      55    $      95    $     207
MFS/Sun Life Capital Appreciation Series..................................   $      21    $      63    $     109    $     235
MFS/Sun Life Emerging Growth Series.......................................   $      21    $      64    $     109    $     236
MFS/Sun Life Government Securities Series.................................   $      19    $      59    $     101    $     219
MFS/Sun Life High Yield Series............................................   $      21    $      65    $     111    $     240
MFS/Sun Life Massachusetts Investors Growth Stock Series..................   $      23    $      69    $     119    $     255
MFS/Sun Life Massachusetts Investors Trust Series.........................   $      19    $      58    $     100    $     216
MFS/Sun Life New Discovery Series.........................................   $      26    $      79    $     135    $     287
MFS/Sun Life Total Return Series..........................................   $      20    $      61    $     105    $     227
MFS/Sun Life Utilities Series.............................................   $      21    $      66    $     113    $     244
OCC Equity Portfolio......................................................   $      22    $      69    $     117    $     252
OCC Managed Portfolio.....................................................   $      21    $      65    $     111    $     240
OCC Mid Cap Portfolio.....................................................   $      23    $      72    $     123    $     264
OCC Small Cap Portfolio...................................................   $      22    $      67    $     114    $     246
Sun Capital Investment Grade Bond Fund....................................   $      20    $      63    $     108    $     233
Sun Capital Money Market Fund.............................................   $      19    $      60    $     103    $     222
Sun Capital Real Estate Fund..............................................   $      25    $      78    $     133    $     284
Warburg Pincus Emerging Markets Portfolio.................................   $      27    $      82    $     141    $     298
Warburg Pincus International Equity Portfolio.............................   $      26    $      80    $     137    $     291
Warburg Pincus Post-Venture Capital Portfolio.............................   $      27    $      82    $     141    $     298
Warburg Pincus Small Company Growth Portfolio.............................   $      24    $      75    $     128    $     273

      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                           THE FUTURITY FOCUS ANNUITY

      Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Futurity Focus Annuity to groups and individuals for use in connection with their retirement plans. The Contracts are available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.

      In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all those Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

      The Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make payments based on the amount you have accumulated. The Contract provides tax deferral, so that you do not pay taxes on your earnings under the Contract until you withdraw them. It provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. The Fixed Account options may not be available in all states. When you choose variable investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these options, you assume all investment risk under the Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 3% per year, compounded annually.

      The Contracts are designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT

      All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Mailing Address set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 786-2435 or (617) 348-9600.

      Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at the Annuity Service Mailing Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

      When we specify that notice to us must be in writing, we reserve the right, in our sole discretion, to accept notice in another form.

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 48 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

                           VARIABLE ACCOUNT OPTIONS:
                                   THE FUNDS

      The Contract offers Sub-Accounts that invest in a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

      MORE COMPREHENSIVE INFORMATION ABOUT THE FUNDS, INCLUDING A DISCUSSION OF THEIR MANAGEMENT, INVESTMENT OBJECTIVES, EXPENSES, AND POTENTIAL RISKS, IS FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS (THE "FUND PROSPECTUSES"). THE FUND PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE YOU INVEST. A COPY OF EACH FUND PROSPECTUS, AS WELL AS A STATEMENT OF ADDITIONAL INFORMATION FOR EACH FUND, MAY BE OBTAINED WITHOUT CHARGE FROM THE COMPANY BY CALLING 1-888-388-8748 (617-348-9600, IN MASSACHUSETTS) OR WRITING TO SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 9133, BOSTON MASSACHUSETTS 02117.

      The Funds currently available are:

AIM VARIABLE INSURANCE FUNDS, INC. (advised by A I M Advisors, Inc.)

     AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

     AIM V.I. GROWTH FUND seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

     AIM V.I. GROWTH AND INCOME FUND seeks growth of capital with a secondary objective of current income.

     AIM V.I. INTERNATIONAL EQUITY FUND seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

     ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies which have market capitalizations of $1 billion or more.

     ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation. It invests primarily in the equity securities of small companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co.)

     GOLDMAN SACHS VIT CORE LARGE CAP GROWTH FUND seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

     GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

     GOLDMAN SACHS VIT CORE U.S. EQUITY FUND seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

     GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

     GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

J.P. MORGAN SERIES TRUST II (advised by J.P. Morgan Investment Management Inc.)

     J.P. MORGAN EQUITY PORTFOLIO seeks to provide a high total return from a portfolio of selected equity securities.

     J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO seeks to provide a high total return from a portfolio of equity securities of foreign companies.

     J.P. MORGAN SMALL COMPANY PORTFOLIO seeks to provide a high total return from a portfolio of small company stocks.

LORD ABBETT SERIES FUND, INC. (advised by Lord Abbett & Co.)

     GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of capital and income without excessive fluctuation in market value.

MFS/SUN LIFE SERIES TRUST (advised by Massachusetts Financial Services Company, an affiliate of the Company)

     CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     EMERGING GROWTH SERIES will seek long-term growth of capital.

     GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers (also known as "junk bonds").

     MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.

     MASSACHUSETTS INVESTORS TRUST SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks.

     NEW DISCOVERY SERIES will seek capital appreciation.

     TOTAL RETURN SERIES will primarily seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC ACCUMULATION TRUST (advised by OpCap Advisors)

     EQUITY PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

     MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

     MID CAP PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $5 billion.

     SMALL CAP PORTFOLIO seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

SUN CAPITAL ADVISERS TRUST (advised by Sun Capital Advisers, Inc., an affiliate of the Company)

     SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high current income consistent with relative stability of principal by investing at least 80% of its assets in investment grade bonds, including those issued by U.S. and foreign companies (including companies in emerging market countries), the U.S. Government and its agencies and instrumentalities (including those which issue mortgage-backed securities), foreign governments (including those of emerging market countries), and multinational organizations such as the World Bank. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     SUN CAPITAL MONEY MARKET FUND seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities, including those issued by U.S. and foreign banks, corporate issuers, the U.S. Government and its agencies and instrumentalities, foreign governments and multinational organizations such as the World Bank. The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

     SUN CAPITAL REAL ESTATE FUND primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate trusts and other real estate companies. The Fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated properties.

WARBURG PINCUS TRUST (advised by Warburg Pincus Asset Management, Inc. ("Warburg"); Warburg has retained Abbott Capital Management, L.P. regarding investments in private investment funds for the Post-Venture Capital Portfolio.)

     EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of non-United States issuers consisting of companies in emerging securities markets.

     INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers.

     POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

     SMALL COMPANY GROWTH PORTFOLIO seeks capital growth by investing in equity securities of small-sized domestic companies.

      The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

      Certain of the investment advisers to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers.

      Certain publically available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

                               THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS

      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

      We determine Guaranteed Interest Rates in our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      We may from time to time in our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Cash Withdrawals, Withdrawal Charge, and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.

      We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $25,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer. At any time, you may have amounts allocated among up to 18 of the available options.

      In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, on our required form. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

      Although it is currently not our practice, we may deduct applicable premium or similar taxes from your Purchase Payments. See "Contract Charges -- Premium Taxes." In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the two components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These two components are calculated separately, as described below.

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE

      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading (a "Business Day"), at the close of trading, which is currently 4:00 p.m.,

Eastern Time. The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

      To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."

      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      CREDITING INTEREST

      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

      GUARANTEE AMOUNTS

      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment.

      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive (1) written notice from you electing a different Guarantee Period from among those we then offer or
(2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-

Accounts, in accordance with the transfer privilege provisions of the Contract. Each new allocation to a Guarantee Period must be at least $1,000.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period before the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

      -  you may not make more than 12 transfers in any Account Year;

      - the amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

      -  your Account Value remaining in a Sub-Account must be at least $1,000;

      - the amount transferred from a Guarantee Period must be the entire Guarantee Amount;

      - at least 30 days must elapse between transfers to or from Guarantee Periods;

      - transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

      - we impose additional restrictions on market timers, which are further described below.

      These restrictions do not apply to transfers made under an approved dollar cost averaging program.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

      In addition, the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment advisor, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

      We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

OPTIONAL PROGRAMS

      DOLLAR COST AVERAGING

      Dollar cost averaging allows you to invest gradually, over time, in up to 4 Sub-Accounts. You may select one of the following dollar cost averaging programs at no extra charge by allocating a minimum of $1,000 to a Guarantee Period we make available in connection with the program.

     1. Monthly Dollar Cost Averaging Option: Amounts allocated will be divided among 12 separate sequentially maturing Guarantee Periods. The first Guarantee Period ends one full calendar month following the date the Purchase Payment is applied and each subsequent Guarantee Period shall end one full calendar month later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/12 of the Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 12 Guarantee Periods.

     2. Quarterly Dollar Cost Averaging: Amounts allocated will be divided among four separate sequentially maturing Guarantee Periods. The first Guarantee Period ends three full calendar months following the date the Purchase Payment is applied and each subsequent Guarantee Period shall end three full calendar months later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/4 of the Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the four Guarantee Periods.

      Only Purchase Payments may be allocated to a dollar cost averaging program. Previously applied amounts may not be transferred to a dollar cost averaging program.

      If you discontinue or alter the program, a Market Value Adjustment will apply to amounts remaining in the Fixed Account and this amount will be transferred to the Money Market Sub-Account, unless you instruct us to allocate the amount to another Sub-Account.

      The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the variable investment options at set intervals, dollar cost averaging allows you to purchase more Variable Accumulation

Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

      ASSET ALLOCATION

      One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

      Currently, you may select one of three asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. The available models are the conservative asset allocation model, the moderate asset allocation model, and the aggressive asset allocation model. Each model allocates a different percentage of Account Value to Sub-Accounts investing in the various asset classes, with the conservative model allocating the lowest percentage to Sub-Accounts investing in the equity asset class and the aggressive model allocating the highest percentage to the equity asset class. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. Additional programs may be available in the future.

      If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By your election of an asset allocation program, you thereby authorize us to automatically reallocate your Account Value on a quarterly basis to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

      SYSTEMATIC WITHDRAWAL

      If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

      Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed and/or Variable Account Value and we will effect them automatically. You may change or stop this program at any time, by written notice to us. Withdrawals may be included in income and subject to a 10% federal tax penalty, as well as all charges and any Market Value Adjustment applicable upon withdrawal. You should consult your tax adviser before choosing this option.

      PORTFOLIO REBALANCING PROGRAM

      Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

      Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Service Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to withdraw.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. See "Federal Tax Status." You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT

      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

      - when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

      - when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of the Fund, because an emergency exists; or

      - when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If yours is a Qualified Contract, you should carefully check the terms of the plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Federal Tax Status -- Tax-Sheltered Annuities."

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      AMOUNT OF WITHDRAWAL CHARGE

      A withdrawal charge of 1% is applied to Purchase Payments you withdraw which have been credited to a your Account for less than one year (365 days).

      ORDER OF WITHDRAWAL

      For purposes of a full or partial withdrawal, each withdrawal is allocated to Purchase Payments you have not previously withdrawn on a first-in, first-out basis until all Purchase Payments have been withdrawn. Once all Purchase Payments have been withdrawn, any additional withdrawals will come from the earnings on the Contract and are not subject to a withdrawal charge. The amount subject to a withdrawal charge is the amount of the partial or full withdrawal up to a maximum of the sum of all Purchase Payments you have not previously withdrawn.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

      For each Qualified Contract, no withdrawal charge will apply to any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

MARKET VALUE ADJUSTMENT

      We will apply a market value adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

                                   N/12
                        1 + I
                    (   ------   )      -1
                        1 + J

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

      N is the number of complete months remaining in your Guarantee Period.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix B.

                                CONTRACT CHARGES

ACCOUNT FEE

      Each year during the Accumulation Phase of your Contract we will deduct from your Account an Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. The Account Fee is $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Amount, based on the allocation of your Account Value on your Account Anniversary. We will not charge you the Account Fee if your Account Value is more than $100,000 on your Account Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

      After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any fee from Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE

      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the Account Fee.

MORTALITY AND EXPENSE RISK CHARGE

      We deduct a mortality and expense charge from the assets of the Variable Account at an effective annual rate equal to 1.00% during both the Accumulation Phase and the Income Phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the contract. The expense risk we assume is the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

PREMIUM TAXES

      Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

FUND EXPENSES

      There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's Prospectus and Statement of Additional Information.

MODIFICATION IN THE CASE OF GROUP CONTRACTS

      For Group Contracts, we may modify the Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

                                 DEATH BENEFIT

      If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected -- a single cash payment or one of our Annuity Options. (If you have named more than one Annuitant, the death benefit will be payable after the death of the last surviving of the Annuitants.) If the Beneficiary is not living on the date of death, we will pay the death benefit in one sum to you or to your estate if you are the Annuitant. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

      If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions -- Death of Participant."

AMOUNT OF DEATH BENEFIT

      To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the Annuitant's death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

      The amount of the death benefit is determined as of the Death Benefit
Date.

      If the Annuitant was 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

      1. Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

      2. The amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

      3. Your total Purchase Payments minus the sum of partial withdrawals from your Account.

      If the Annuitant was 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

      If the death benefit we pay is amount (2) or (3), your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.

METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "Income Phase -- Annuity Provisions."

      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. These elections are made by sending us a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant under the terms of that Annuity Option.

      Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions -- Death of Participant.")

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time while the Annuitant is living by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept the following as proof of any person's death:

      -  an original certified copy of an official death certificate;

      - an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -  any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly payments to your Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option or Options you have selected, and we make the first payment.

      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Cash Withdrawals, Withdrawal Charge and Market Value Adjustment."

SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee."

      In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named a Co-Annuitant, the death benefit payable under the Contract will only be paid following the death of the last surviving of the Annuitants. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Annuitant.

SELECTION OF THE ANNUITY COMMENCEMENT DATE

      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

      - The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

      - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

      -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

      - We must receive your notice at least 30 days before the current Annuity Commencement Date.

      - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both except that Option E is available only for a Fixed Annuity. We may also agree to other settlement options, in our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY

      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      *ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN

      We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum the discounted value of the remaining payments, less any applicable withdrawal charge. The discount rate for a Variable Annuity will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B.

      *ANNUITY OPTION E -- FIXED PAYMENTS

      We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract) compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year.

------------------------

* The election of this Annuity Option may result in the imposition of a penalty tax.

SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.

AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

      - We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed;

      - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change; and

      - We deduct any applicable premium tax or similar tax if not previously deducted.

      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS

      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Service Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

      We permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.

ANNUITY PAYMENT RATES

      The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (See "Other Contract Provisions -- Modification").

      The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT

      You or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS

      An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

      Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under
Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

      The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

DEATH OF PARTICIPANT

      If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, your Account Value, plus or minus any Market Value Adjustment, must be distributed to your "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

      If you were the Annuitant as well as the Participant, your surviving spouse (if the designated beneficiary) may elect to be named as both Participant and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

      If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

      If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

      If yours is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF FUND SHARES

      We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

      Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

      All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

      During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES

      Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

      At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

      Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject;
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

      In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

      We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

RESERVATION OF RIGHTS

      We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

RIGHT TO RETURN

      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at the Annuity Service Mailing Address on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               FEDERAL TAX STATUS

INTRODUCTION

      This section describes general federal income tax consequences based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract and whether (depending on the site of Contract issuance) Puerto Rico tax law applies. Also, Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could apply retroactively to Contracts that you purchased before the date of enactment. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax, prior to distribution.

      However, corporate (or other non-natural person) Owners of, and Participants under, a Non-Qualified Contract incur current tax, regardless of distribution, on Contract value increases. Such current taxation does not apply, though, to (i) immediate annuities, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, or (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

      The Internal Revenue Service could assert that Owners or Participants under both Qualified Contracts and Non-Qualified Contracts annually receive a taxable deemed distribution equal to the cost of any life insurance benefit under the Contract.

      You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity.

DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.

      If you withdraw less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, you must treat the withdrawal first as a return of investment earnings. You may treat only withdrawals in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract.

      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to unrecovered Purchase Payments.

      Upon the transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse), the Participant must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Participant or distributions under an immediate annuity (as defined above), or after age
59 1/2.

DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS

      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.

      Distributions from a Qualified Contract are not subject to current taxation or a 10% penalty, however, if:

      - the distribution is not a hardship distribution or part of a series of payments for life or for a specified period of 10 years or more (an "eligible rollover distribution"), and

      - the Participant or Payee rolls over the distribution (with or without actually receiving the distribution) into a qualified retirement plan eligible to receive the rollover.

      Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

WITHHOLDING

      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

PURCHASE OF IMMEDIATE ANNUITY CONTRACT AND DEFERRED ANNUITY CONTRACT

      You should consider the following information only if you intend to purchase an immediate annuity contract and a deferred annuity contract together. We understand that the Treasury Department might reconsider the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. We believe that any adverse change in the existing tax treatment of such immediate annuity contracts would not apply to contracts issued before the Treasury Department announces the change. However, there can be no assurance that the Treasury Department will not apply any such change retroactively.

INVESTMENT DIVERSIFICATION AND CONTROL

      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each series of the Series Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with any retroactive guidelines.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider, with the guidance of a tax adviser, whether the death benefit payable under the Contract affects the qualified status of their retirement plan.

PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

INDIVIDUAL RETIREMENT ACCOUNTS

      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS

      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 1.20% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

                            PERFORMANCE INFORMATION

      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the variable options. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

      Average Annual Total Return measures the net income of the variable option and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a variable option over that period. Standardized Average Annual Total Return information covers the period after we began offering the Futurity products or, if shorter, the life of the Fund. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Futurity products. Cumulative Growth Rate represents the cumulative change in the value of an investment in the variable option for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a variable option between the first and last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

      Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although they reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

      The performance figures used by the Variable Account are based on the actual historical performance of the Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

      Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Sun Capital Money Market Fund), expressed as a percentage of the value of the Sub-Accounts Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Accounts generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Sun Capital Money Market Fund similarly, but include the increase due to assumed compounding. The Sun Capital

Money Market Fund's effective yield will be slightly higher than its yield as a result of its compounding effect.

      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

      The Company's Annual Report on Form 10-K for the year ended December 31, 1998 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.

      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

BUSINESS OF THE COMPANY

      We are engaged in the sale of individual variable life insurance and individual and group fixed and variable annuities. These contracts are sold in both the tax qualified and non-tax qualified markets. These products are distributed through individual insurance agents, insurance brokers and registered broker-dealers.

      The following table sets forth premiums and deposits by major product categories for each of the last three years. See notes to financial statements for industry segment information.

                                      1998          1997          1996
                                  ------------  ------------  ------------
                                               (IN THOUSANDS)
Individual insurance products     $    155,907  $    204,671  $    207,845
Retirement products               $  2,194,895  $  2,204,693  $  1,834,327
                                  ------------  ------------  ------------
                                  $  2,350,802  $  2,409,364  $  2,042,172
                                  ------------  ------------  ------------
                                  ------------  ------------  ------------

      We have obtained authorization to do business in 48 states, the District of Columbia and Puerto Rico, and anticipate that we will be authorized to do business in all states except New York. We have formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York. Our other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts that we and our affiliates issue, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Sun Life Financial Services Limited, which provides off-shore administrative services to us and our parent, Sun Life Assurance Company of Canada ("Sun Life (Canada)"), and Sun Life Information Services Ireland Limited, an offshore technology center.

      We are a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). Life Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, in all U.S. states (except New York), and in the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

SELECTED FINANCIAL DATA

      The following selected financial data for the Company should be read in conjunction with the statutory financial statements of the Company and notes thereto included in this Prospectus beginning on page 54.

                                                                     FOR THE YEARS ENDED DECEMBER 31
                                                     ---------------------------------------------------------------
                                                        1998         1997         1996         1995         1994
                                                     -----------  -----------  -----------  -----------  -----------
                                                                            (IN $ THOUSANDS)
 Revenues
   Premiums, annuity deposits and other revenue      $ 2,581,463  $ 2,623,629  $ 2,215,322  $ 1,883,901  $ 1,997,525
   Net investment income and realized gains              187,208      298,121      310,172      315,966      312,583
                                                     -----------  -----------  -----------  -----------  -----------
                                                       2,768,671    2,921,750    2,525,494    2,199,867    2,310,108
                                                     -----------  -----------  -----------  -----------  -----------
 Benefits and expenses
   Policyholder benefits                               2,416,950    2,579,104    2,232,528    1,995,208    2,102,290
   Other expenses                                        214,607      206,065      175,342      150,937      186,892
                                                     -----------  -----------  -----------  -----------  -----------
                                                       2,631,557    2,785,169    2,407,870    2,146,145    2,289,182
                                                     -----------  -----------  -----------  -----------  -----------
 Operating gain                                          137,114      136,581      117,624       53,722       20,926
 Federal income tax expense (benefit)                     11,713        7,339       (5,400)      17,807       19,469
                                                     -----------  -----------  -----------  -----------  -----------
 Net income                                          $   125,401  $   129,242  $   123,024  $    35,915  $     1,457
                                                     -----------  -----------  -----------  -----------  -----------
                                                     -----------  -----------  -----------  -----------  -----------
 Assets                                              $16,902,621  $15,925,357  $13,621,952  $12,359,683  $10,117,822
                                                     -----------  -----------  -----------  -----------  -----------
                                                     -----------  -----------  -----------  -----------  -----------
 Surplus notes                                       $   565,000  $   565,000  $   315,000  $   650,000  $   335,000
                                                     -----------  -----------  -----------  -----------  -----------
                                                     -----------  -----------  -----------  -----------  -----------

See Note 1 to financial statements for changes in accounting principles and reporting.

See discussion in Management's Discussion and Analysis of Financial Condition and Results of Operations.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

CAUTIONARY STATEMENT

      This Prospectus includes forward looking statements by the Company under the Private Securities Litigation Reform Act of 1995. These statements are not matters of historical fact; they relate to such topics as future product sales, Year 2000 compliance, volume growth, market share, market risk and financial goals. It is important to understand that these forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ materially from those that the statements anticipate. These risks and uncertainties may concern, among other things:

- The Company's ability to identify and address Year 2000 issues successfully, in a timely manner, and at reasonable cost. They also may concern the ability of the Company's vendors, suppliers, other service providers, and customers to successfully address their own Year 2000 issues in a timely manner.

- Heightened competition, particularly in terms of price, product features, and distribution capability, which could constrain the Company's growth and profitability.

- Changes in interest rates and market conditions.

- Regulatory and legislative developments.

- Developments in consumer preferences and behavior patterns.

RESULTS OF OPERATIONS

NET INCOME

    Net income decreased by $3.8 million to $125.4 million in 1998, reflecting an increase of $22.5 million in income from operations and a decrease of $26.3 million in net realized capital gains. (In the following discussion, "income from operations" refers to the statutory statement of operations line item, net gain from operations after dividends to policyholders and federal income tax and before realized capital gains.)

      Income from operations increased from $102.5 million in 1997 to $125.0 million in 1998, mainly as a result of the following factors:

- A $16.7 million increase, to $31.4 million in 1998, in the income from operations from the Company's Retirement Products and Services segment. (This is discussed in the "Retirement Products and Services Segment" section below.)

- The effect of terminating certain reinsurance agreements with the Company's ultimate parent. The termination of these agreements was the predominant factor in the $71.1 million increase in income from operations for the Company's Individual Insurance segment.

- The effects of the Company's December 1997 reorganization (described in the "Corporate & Other Segment" section below), as a result of which MFS was no longer a subsidiary of the Company. As a result of this reorganization, dividends from subsidiaries were lower in 1998 than in 1997 and certain subsidiary tax benefits were no longer available to the Company. Also affecting income from operations for the Corporate segment in 1998 was that income earned on the proceeds of a December 1997 issuance of a $250 million surplus note was lower than the related interest expense.

      Net realized capital gains decreased from $26.7 million in 1997 to $0.4 million in 1998. This change also reflected the Company's reorganization, as a result of which the Company had a realized capital gain of $21.2 million in 1997.

      Net income increased by $6.2 million to $129.2 million in 1997, as compared to 1996 reflecting a decrease of $15.6 million in income from operations and an increase of $21.8 million in net realized capital gains.

      Income from operations decreased from $118.2 million in 1996 to $102.5 million in 1997, mainly as a result of the following factors:

- A $7.6 million decrease, to $14.7 million, in income from operations from the Company's Retirement Products and Services segment. (This is discussed in the "Retirement Products and Services Segment" section below.)

- An increase of $6.5 million, compared to 1996, in the effects of the reinsurance arrangements between the Company and its ultimate parent.

- A decrease, by approximately $9 million, in dividends from subsidiaries, as well as higher taxes and expenses in the Corporate segment.

      As noted above, the $21.9 million increase in net realized capital gains, from $4.8 million in 1996 to $26.7 million in 1997, was caused mainly by the December 1997 company reorganization, as a result of which the Company had a realized capital gain of $21.2 million in 1997.

INCOME FROM OPERATIONS BY SEGMENT

    The Company's income from operations reflects the operations of its three business segments: the Retirement Products and Services segment, the Individual Insurance segment and the Corporate segment. The following table provides a summary.

                       INCOME FROM OPERATIONS BY SEGMENT*
                                ($ IN MILLIONS)

                                                                                                            % CHANGE
                                                                                                  ----------------------------
                                                                   1998       1997       1996       1998/1997      1997/1996
                                                                 ---------  ---------  ---------  -------------  -------------
Individual Insurance                                                  89.1       18.0       11.5       395.0%          56.5%
Retirement Products and Services                                      31.4       14.7       22.3       113.6%         (34.1)%
Corporate                                                              4.5       69.8       84.4       (93.6)%        (17.3)%
                                                                 ---------  ---------  ---------       -----          -----
                                                                     125.0      102.5      118.2        22.0%         (13.3)%
                                                                 ---------  ---------  ---------       -----          -----
                                                                 ---------  ---------  ---------       -----          -----

*Before realized capital gains

      These results are discussed more fully below.

      RETIREMENT PRODUCTS AND SERVICES SEGMENT

      The Retirement Products and Services segment focuses on the savings and retirement needs of those preparing for retirement or those who have already retired. It primarily markets to upscale consumers in the U.S., selling individual and group fixed and variable annuities. Its major product lines, "Regatta" and "Futurity," are combination fixed/variable annuities. In these combination annuities, contract holders have the choice of allocating payments either to a fixed account, which provides a guaranteed rate of return, or to variable accounts. Withdrawals from the fixed account are subject to market value adjustment. In the variable accounts, the contract holder can choose from a range of investment options and styles. The return depends upon investment performance of the options selected. Investment funds available under Regatta are managed by MFS, an affiliate of the Company. Investment funds available under Futurity products are managed by several investment managers, including MFS and Sun Capital Advisers, Inc., a subsidiary of the Company.

      The Company distributes these annuity products through a variety of channels. For the Regatta products, about half are sold through securities brokers; a further one-fourth through financial institutions, and the remainder through insurance agents and financial planners. The Futurity products, introduced in February 1998, are distributed through a dedicated wholesaler network, including Sun Life of Canada (US) Distributors, Inc., that services similar distribution channels.

      Although new pension products are not currently sold, there has been a substantial block of group retirement business in-force, including guaranteed investment contracts ("GICs"), pension plans and group annuities. A significant portion of these pension contracts are non-surrenderable, with the result that the Company's liquidity exposure is limited. GICs were marketed directly in the U.S. through independent managers. In 1997, the Company decided to no longer market group pension and GIC products.

      Following are the major factors affecting the Retirement Products and Services segment results compared to the prior year.

1998 COMPARED TO 1997:

- A SHIFTING PATTERN IN SALES. Annuity deposits declined by about $27 million, or 1%, to $2.2 billion in 1998. Fixed annuity account deposits were lower by approximately 7% in 1998, while deposits into variable annuity accounts have been increasing in total and as a proportion of total annuity deposits. These trends reflected market conditions and competitive factors.

    Deposits into the Dollar Cost Averaging (DCA) programs, a feature of the Company's combination fixed/variable annuity products, were a significant element of account deposits. Under these programs, which were redesigned in late 1996, deposits are made into the fixed portion of the annuity contract and receive a bonus rate of interest for the policy year. During the year, the fixed deposit is systematically transferred to the variable portion of the contract in equal periodic installments. DCA deposits overall were flat in 1998 compared to 1997. This pattern resulted, in part, from heightened competition, as other companies introduced similar DCA programs within the past year. During the 4th quarter of 1998, the Company introduced a higher DCA rate and a new six-month DCA program. DCA deposits for that quarter were higher, compared to the preceding 1998 quarters.

    An increase in variable account deposits in 1998 reflected both the continuing strong growth in equity markets generally and the continuing strong performance of the investment funds underlying the Company's variable annuity products. The continuing strong equity markets, low interest rate environment, and demographic trends, among other factors, have increased the demand and market for wealth accumulation products in the U.S., particularly for variable annuities. These factors have contributed to the growth in the Company's variable account deposits in 1998, despite heightened competition.

    The Company introduced its Futurity line of products in February 1998. Related deposits represented about 6% of the total for the Retirement Products and Services segment in 1998, reflecting this recent introduction. The Company expects that sales for the Futurity product will continue to increase in the future, based on its beliefs that market demand is growing for multi-manager variable annuity products, such as Futurity; that the productivity of Futurity's wholesale distribution network, established in 1998, will continue to grow; and that the marketplace will respond favorably to future introductions of new Futurity products and product enhancements.

- HIGHER FEE INCOME RESULTING FROM HIGHER VARIABLE ANNUITY ACCOUNT BALANCES. The main factors driving this growth in account balances have been market appreciation and net deposit activity. This growth has generated corresponding increases in fee income, since fees are determined based on the average assets held in these accounts. Fee income increased by approximately $43 million, or 39%, in 1998.

- WHILE THERE HAS BEEN A SHIFT TO VARIABLE ACCOUNTS FROM THE GENERAL ACCOUNT, NET INVESTMENT INCOME HAS DECLINED. Net investment income reflects only income earned on invested assets of the general account. In 1998, net investment income for the Retirement Products and Services segment decreased by about $40 million, or 20%, compared to 1997, mainly as a result of the decline in average invested assets in the Company's general account. This decline in average general account assets mainly reflected the shift in deposits in recent years from the fixed account to variable accounts. It also reflected the Company's decision in 1997 to no longer market group pension and GIC products.

- LOWER POLICYHOLDER BENEFITS, MAINLY REFLECTING LOWER SURRENDER ACTIVITY COMPARED TO 1997. During 1997 and into the first half of 1998, surrender and withdrawal activity was high. This activity primarily related to a block of separate account contracts that had been issued seven or more years previously and for which the surrender charge periods had expired. While variable account surrenders have continued to rise, general account surrenders have declined. As a result of this pattern of activity, policyholder benefits (of which surrenders and withdrawals, the related changes in the liability for premium and other deposit funds, and related separate account transfers are the major elements) increased in 1997 and were lower in 1998. The company expects that as the separate account block of business continues to grow, and as a higher proportion of it is no longer subject to surrender charges, surrenders will tend to increase.

- INVESTMENTS IN TECHNOLOGY AND INFRASTRUCTURE TO ENHANCE ANNUITY OPERATIONS. As a result of these investments, operational expenses increased by approximately $12 million, or 25%, in 1998 compared to 1997. These increases reflected three main factors:

    (1) Higher volumes of annuity business, requiring greater administrative support. The Company expects that increases in the volume of its annuity business will continue to have a similar effect on expenses in the near term.

    (2) Improvements to the computer systems and technology that support the annuity business. These improvements involved information systems supporting the growth of the Company's in-force business, particularly its combination fixed/variable annuities. The Company expects to continue to invest in its systems and technology in the future. The extent and nature of these investments will depend on the Company's assessments of the relative costs and benefits of given projects.

    (3) Costs associated with the product design and implementation of the new Futurity multi-manager annuity product and the development of a new product within the Regatta product line. The Company expects to continue to invest in further product enhancements in the future.

1997 COMPARED TO 1996:

- STRONG FIXED ACCOUNT DEPOSITS. Fixed account deposits in 1997 were approximately $650 million, or 240%, higher than in 1996. This increase resulted mainly from the Company's redesign of its DCA programs in late 1996. The Company benefited at the time from the popularity of its DCA program features and from the absence of major competitors offering similar features.

- IN 1997, VARIABLE ANNUITY DEPOSITS WERE ABOUT $200 MILLION, OR 16%, LOWER THAN IN 1996. THIS TREND REFLECTED HEIGHTENED COMPETITION, UNCERTAINTIES IN THE MARKETPLACE REGARDING THE ATTRACTIVENESS OF VARIABLE ANNUITIES, AND CUSTOMER PREFERENCES FOR DEPOSITING INTO THE DCA PROGRAMS RATHER THAN DIRECTLY INTO THE VARIABLE ACCOUNTS.

- HIGHER FEE INCOME RESULTING FROM HIGHER VARIABLE ANNUITY ACCOUNT BALANCES. The main factors driving this growth in account balances were market appreciation and net deposit activity. This growth generated corresponding increases in fee income, since fees are determined based on the average assets held in these accounts.

- DECLINING GENERAL ACCOUNT BALANCES, RESULTING IN DECLINING NET INVESTMENT INCOME. In 1997, net investment income for the Retirement Products and Services segment decreased by about 16%, mainly as a result of a decline in average invested assets in the Company's general account. This decline in average general account assets mainly reflected the Company's decision in 1997 to no longer market group pension and GIC products.

- HIGHER POLICYHOLDER BENEFITS, MAINLY REFLECTING HIGH SURRENDER ACTIVITY IN 1997. As noted above, surrender and withdrawal activity was high in 1997. This activity primarily related to a block of separate account contracts that had been issued seven or more years previously and for which the surrender charge period had expired. As a result of this pattern of activity, policyholder benefits (of which surrenders and withdrawals, the related changes in the liability for premium and other deposit funds, and related separate account transfers are the major elements) were unusually high in 1997 compared to 1996.

- HIGHER COMMISSIONS. Commissions increased by approximately $22 million, or 20%, in 1997, directly reflecting higher sales of combination fixed/variable annuity products in 1997 compared to 1996.

- HIGHER OPERATIONAL EXPENSES. Operational expenses increased by approximately $5 million, or 13%, as a result of the additional staffing needed to administer higher volumes of business and because of non-recurring costs of moving the Retirement Products and Services operations to a new facility.

      INDIVIDUAL INSURANCE SEGMENT

      The Individual Insurance segment comprises two main elements, internal reinsurance and variable life products.

      INTERNAL REINSURANCE

    In recent years, the Company has had various reinsurance agreements with its ultimate parent, Sun Life (Canada). In some of these arrangements, Sun Life (Canada) has reinsured the mortality risks of individual life policies sold in prior years by the Company. In another agreement, which became effective January 1, 1991 and terminated October 1, 1998, the Company reinsured certain individual life insurance contracts issued by Sun Life (Canada). The latter agreement had a significant effect on net income in both 1997 and 1998. The former agreements, in the aggregate, also affected net income in those years, but to a much lesser extent. The effects of these agreements on the Company's net income are summarized in the following table.

   INTERNAL REINSURANCE-EFFECT ON INCOME FROM OPERATIONS BEFORE INCOME TAXES
                                ($ IN MILLIONS)

                                                                              1998       1997       1996
                                                                            ---------  ---------  ---------
1991 Agreement
  Effect on operations                                                      $    24.6  $    37.1  $    35.2
  Effect of termination                                                          65.7
Other Agreements
  Effect on operations                                                           (2.1)      (1.4)      (1.6)
                                                                            ---------  ---------  ---------
Total                                                                       $    88.2  $    35.7  $    33.6
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

      Because the 1991 agreement was in effect only through the first nine months of 1998, related net income was correspondingly lower in 1998 than in 1997. Also contributing to the lower 1998 net income from operations from this agreement were proportionately higher death claims in 1998. The effect of terminating this agreement was to further increase 1998 net income by $65.7 million. Neither the net income effect of this agreement's operations nor that of its termination will recur. The termination-related increase in 1998 represents a reasonable approximation of the value of the stream of future earnings that the agreement would have generated had it not been terminated.

      VARIABLE LIFE PRODUCTS

      This business includes the sale of individual variable life insurance products, primarily the Company's variable universal life product for the company-owned life insurance ("COLI") market. This product was introduced in late 1997. The Company expects the variable life business to grow and become more significant in the future.

      CORPORATE SEGMENT

      This segment includes the capital of the Company, its investments in subsidiaries and items not otherwise attributable to either the Retirement Products and Services and Individual Insurance segments. In 1998, income from operations decreased by $65.3 million to $4.5 million for this segment. This decrease reflected two main factors:

    - Dividends from subsidiaries were lower than in 1997 by $37.5 million. This decrease mainly resulted from a December 1997 reorganization, in which the Company transferred its ownership of MFS to its parent company. As a result of this reorganization, the Company received no dividends from MFS in 1998. By comparison, it received $33.1 million of MFS dividends in 1997.

    - Net investment income other than dividends from subsidiaries, was lower than in 1997 by $5.9, reflecting the effect of the Company's December 1997 issuance of a $250 million surplus note to its upstream holding company. Interest expense exceeded investment earnings on the related funds.

      In 1997, income from operations for this segment decreased by $14.6 million to $69.8 million. This decrease mainly reflected a decrease, by approximately $9 million, in dividends from subsidiaries. It also reflected higher taxes and expenses.

FINANCIAL CONDITION AND LIQUIDITY

      ASSETS

      The Company's total assets comprise those held in its general account and those held in its separate accounts. General account assets support general account liabilities. Separate accounts and their assets are of two main types:

    - Those assets held in a "fixed" separate account, which the Company established for amounts that contract holders allocate to the fixed portion of their combination fixed/variable deferred annuity contracts. Fixed separate account assets are available to fund general account liabilities and general account assets are available to fund the liabilities of this fixed separate account. The

      Company manages the assets of this fixed separate account according to general account investment policy guidelines.

    - Those assets held in a number of registered and non-registered "variable" separate accounts as investment vehicles for the Company's variable life and annuity contracts. Policyholders may choose from among various investment options offered under these contracts according to their individual needs and preferences. Policyholders assume the investment risks associated with these choices. General account and fixed separate account assets are not available to fund the liabilities of these variable accounts.

      The following table summarizes significant changes in asset balances during 1998 and 1997. The changes are discussed below.

                                                                  ASSETS                         % CHANGE
                                                       1998        1997        1996      1998/1997     1997/1996
                                                    ----------  ----------  ----------  ------------  ------------
                                                             ($ IN MILLIONS)
General account assets                              $  2,932.2  $  4,513.5  $  4,593.9       (35.0)%       (1.75)%
Fixed separate account assets                          2,195.6     2,343.9     2,108.8        (6.3)%       11.15%
                                                    ----------  ----------  ----------      ------        ------
                                                    $  5,127.8  $  6,857.4  $  6,702.7       (25.2)%        2.31%

Variable separate account assets                      11,774.8     9,068.0     6,919.2        29.9%        31.06%
                                                    ----------  ----------  ----------      ------        ------
Total assets                                        $ 16,902.6  $ 15,925.4  $ 13,621.9         6.1%        16.91%
                                                    ----------  ----------  ----------      ------        ------
                                                    ----------  ----------  ----------      ------        ------

      General account and fixed separate account assets, taken together, decreased by 25% in 1998; but variable separate account assets increased by 30% that year. In 1997, growth in the general account and fixed separate account was low; variable separate account assets increased by 31%. This growth in variable accounts relative to the general and fixed accounts reflects two main factors: appreciation of the funds held in the variable separate accounts has exceeded that of the funds held in the general and fixed separate accounts; and annuity deposits into variable accounts have increased, while annuity deposits into fixed accounts have slowed. The Company believes this pattern has reflected a shift in the preferences of policyholders, which is largely attributable to the strong performance of equity markets in general and of the Company's variable account funds in particular.

      The assets of the general account are available to support general account liabilities. For management purposes, it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities. General account assets primarily comprise cash and invested assets, which represented 98.7% of general account assets at year-end 1998. Major types of invested asset holdings included bonds, mortgages, real estate and common stock. The Company's bond holdings comprised 60.9% of the Company's portfolio at year-end 1998. Bonds included both public and private issues. It is the Company's policy to acquire only investment-grade securities. As a result, the overall quality of the bond portfolio is high. At year-end 1998, only 5.3% were rated below-investment-grade; i.e., they had National Association of Insurance Commissioners ("NAIC") ratings lower than "1" or "2." The Company's mortgage holdings amounted to $535.0 million at year-end 1998, representing 18.5% of the total portfolio. All mortgage holdings at year-end 1998 were in good standing. The Company believes that the high quality of its mortgage portfolio is largely attributable to its stringent underwriting standards. At year-end 1998, investment real estate amounted to $78.0 million, representing about 2.7% of the total portfolio. The Company invests in real estate to enhance yields and, because of the long-term nature of these investments, the Company uses them for purposes of matching with products having long-term liability durations. Common stock holdings amounted to $128.4 million, representing about 4.4% of the portfolio. These holdings comprised the Company's ownership shares in subsidiaries.

      Other general account assets decreased by $1,021.4 million in 1998. This change primarily reflected the effect of terminating the internal reinsurance agreement with the Company's ultimate parent, discussed in "Internal Reinsurance," above.

      LIABILITIES

      As with assets, the proportion of variable separate account liabilities to total liabilities has been increasing. Most of the Company's liabilities comprise reserves for life insurance and for annuity contracts and deposit funds. The Company expects the declining trend in general account liabilities to continue, because it believes that net maturities will continue to exceed sales for the fixed contracts associated with these liabilities. This trend stems mainly from the Company's 1997 decision to discontinue selling group pension and GIC contracts and to focus its marketing efforts on its combination fixed/variable annuity products.

      In December 1997, the Company borrowed $110.0 million from Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"), an upstream holding company. The Company repaid this note during the first quarter of 1998.

      The termination of the internal reinsurance agreement discussed above resulted in a $1.0 billion decrease in liabilities as compared to 1997.

CAPITAL MARKETS RISK MANAGEMENT

      See "Quantitative and Qualitative Disclosures About Market Risk," below for a discussion of the Company's capital markets risk management.

CAPITAL RESOURCES

      CAPITAL ADEQUACY

    The National Association of Insurance Commissioners ("NAIC") adopted regulations at the end of 1993 that established minimum capitalization requirements for insurance companies, based on risk-based capital ("RBC") formulas. These requirements are intended to identify undercapitalized companies, so that specific regulatory actions can be taken on a timely basis. The RBC formula for life insurance companies sets capital requirements related to asset, insurance, interest rate, and business risks. According to the RBC calculation, the Company's capital was well in excess of its required capital at year-end 1998.

      LIQUIDITY

    The Company's liquidity requirements are generally met by funds from operations. The Company's main uses of funds are to pay out death benefits and other maturing insurance and annuity contract obligations; to make pay-outs on contract terminations; to purchase new investments; to fund new business ventures; and to pay normal operating expenditures and taxes. The Company's main sources of funds are premiums and deposits on insurance and annuity products; proceeds from the sale of investments; income from investments; and repayments of investment principal.

      In managing its general account and fixed separate account assets in relation to its liabilities, the Company has segmented these assets by product or by groups of products. The Company manages each segment's assets based on an investment policy that it has established for that segment. Among other matters, this investment policy considers liquidity requirements and provides cash flow estimates. The Company reviews these policies quarterly.

      The Company's liquidity targets are intended to enable it to meet its day-to-day cash requirements. On a quarterly basis, the Company compares its total "liquifiable" assets to its total demand liabilities. Liquifiable assets comprise cash and assets that could quickly be converted to cash should the need arise. These assets include short-term investments and other current assets and investment-grade bonds. The Company's policy is to maintain a liquidity ratio in excess of 100%, and it did so throughout 1998. Based on its ongoing liquidity analyses, the Company believes that its available liquidity is more than sufficient to meet its liquidity needs.

DEMUTUALIZATION

      On January 27, 1998, SLOC announced that its Board of Directors requested management world-wide to develop a plan to convert from a mutual life insurance company into a publicly traded stock company through demutualization worldwide. Management has put in place a full time task force which, together with a worldwide team of actuarial, financial and legal advisers, has begun work. The Board will decide later this year whether to proceed with demutualization, following the completion of the plan. Demutualization would require regulatory and policyholder approval. Based on information known to date, the potential demutualization of SLOC is not expected to have any significant impact on the Company.

YEAR 2000 COMPLIANCE

      During the fourth quarter of 1996, the Company, Sun Life (Canada) and affiliates began a comprehensive analysis of its information technology ("IT") and non-IT systems, including its hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to correctly process date calculations through the year 2000 and beyond. The Company created a full-time Year 2000 project team in early 1997 to manage this endeavor across the Company. This team, which works with dedicated personnel from all business units and with the legal and audit departments, reports directly to the Company's senior management on a monthly basis. In addition, the Company's Year 2000 project is periodically reviewed by internal and external auditors.

      To date, relevant systems have been identified and their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process. Over 90% of the components have been remediated and tested and are certified as Year 2000 compliant. The majority of the remaining components are in the testing phase and are expected to be certified over the course of 1999.

      In mid-1997, the project team contacted all key vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. Approximately 95% of these vendors have responded, and the project team has reviewed the responses and validated and conducted tests with the vendors where appropriate. In addition, the project team continues to work with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents, and others, with the goal that these partners will continue to be able to support the Company's objective of assuring Year 2000 compliance.

      Non-IT applications, including building security, HVAC systems, and other such systems will be tested. Compliant client server and mainframe environments have been built which allow for testing of critical dates such as December 31, 1999, January 1, 2000, February 28, 2000, February 29, 2000, and March 1, 2000
without impact to current production.

      Although the Company expects all critical systems to be Year 2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect the Company, and other similar uncertainties. A possible worst-case scenario might include one or more of the Company's significant systems being non-compliant. Such a scenario could result in material disruption to the Company's operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts, process payments and other financial transactions; and report accurate data to management, customers, regulators, and others. Consequences also could include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to Year 2000 issues. Such potential consequences, depending on their nature and duration, could have a material impact on the Company's results of operations and financial position.

      In order to mitigate the risks to the Company of material adverse operational or financial impacts from failure to achieve planned Year 2000 compliance, the Company has established contingency planning at the business unit and corporate levels. Each business unit has ranked its applications as being of high, medium or low business risk to ensure that the most critical are addressed first. The business units also have developed alternate plans of action where possible, and established dates for the alternate plans to be enacted. On the corporate level, the Company is in the process of enhancing its business continuation plan, by identifying minimum requirements for facilities, computing, staffing, and other factors; and it is developing a plan to support those requirements.

      As of December 31, 1998, the Company expended, cumulatively, approximately $4.2 million on its Year 2000 effort, and it expects to incur a further $1.3 million on this effort in 1999.

SALE OF SUBSIDIARY

      In February 1999, the Company completed the sale of its wholly-owned subsidiary, Massachusetts Casualty Insurance Company (MCIC) to Centre Solutions (U.S) Limited, a wholly-owned subsidiary of Centre Reinsurance Holdings, Limited for approximately $34 million. MCIC sold individual disability insurance throughout the U.S. This transaction is not expected to have a significant effect on the operations of the Company

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

      This discussion covers market risks associated with investment portfolios that support the Company's general account liabilities. This discussion does not cover market risks associated with those investment portfolios that support separate account products. For these products, the policyholder, rather than the Company, assumes these market risks.

      GENERAL

      The assets of the general account are available to support general account liabilities. For purposes of managing these assets in relation to these liabilities, the company notionally segments these assets by product or by groups of products. The Company manages each segment's assets based on an investment policy that it has established for that segment. The policy covers the segment's liability characteristics and liquidity requirements, provides cash flow estimates, and sets targets for asset mix, duration, and quality. Each quarter, investment and business unit managers review these policies to ensure that the policies remain appropriate, taking into account each segment's liability characteristics.

      TYPES OF MARKET RISKS

      The Company's stringent underwriting standards and practices have resulted in high-quality portfolios and have the effect of limiting credit risk. It is the Company's policy, for example, not to purchase below-investment-grade securities. Also, as a matter of investment policy, the Company assumes no foreign currency or commodity risk; nor does it assume equity price risk except to the extent that it holds real estate in its portfolios. (At year-end 1998, investment real estate holdings represented approximately 3% of its total general account portfolio.) The management of interest rate risk exposure is discussed below.

      INTEREST RATE RISK MANAGEMENT

      The Company's fixed interest rate liabilities are primarily supported by well diversified portfolios of fixed interest investments. They are also supported by holdings of real estate and floating rate notes. All of these fixed interest investments are held for other than trading purposes and can include publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasury bonds, corporate bonds, and money market instruments. The Company's fixed income portfolios also hold securitized assets, including mortgage-backed securities (MBS) and asset-backed securities. These securities are subject to the same standards applied to other portfolio investments, including relative value criteria and diversification guidelines. In portfolios backing interest-sensitive liabilities, the Company's policy is to limit MBS holdings to less than 10% of total portfolio assets. In all portfolios, the Company restricts MBS investments to pass-through securities issued by U.S. government agencies and to collateralized mortgage obligations, which are expected to exhibit relatively low volatility. The Company does not engage in leveraged transactions and it does not invest in the more speculative forms of these instruments such as the interest-only, principal-only, inverse floater, or residual tranches.

      Changes in the level of domestic interest rates affect the market value of fixed interest assets and liabilities. Segments whose liabilities mainly arise from the sale of products containing interest rate guarantees for certain terms are sensitive to changes in interest rates. In these segments, the Company uses "immunization" strategies, which are specifically designed to minimize the loss from wide fluctuations in interest rates. The Company supports these strategies using analytical and modeling software acquired from outside vendors.

      Significant features of the Company's immunization models include:

    - an economic or market value basis for both assets and liabilities;

    - an option pricing methodology;

    - the use of effective duration and convexity to measure interest rate sensitivity;

    - the use of "key rate durations" to estimate interest rate exposure at different parts of the yield curve and to estimate the exposure to non-parallel shifts in the yield curve.

      The Company's Interest Rate Risk Committee meets monthly. After reviewing duration analyses, market conditions and forecasts, the Committee develops specific asset management strategies for the interest-sensitive portfolios. These strategies may involve managing to achieve small intentional mismatches, either in terms of total effective duration or for certain key rate durations, between the liabilities and related assets of particular segments. The Company manages these mismatches to a tolerance range of plus or minus 0.5.

      Asset strategies may include the use of Treasury futures or interest rate swaps to adjust the duration profiles for particular portfolios. All derivative transactions are conducted under written operating guidelines and are marked to market. Total positions and exposures are reported to the Board of Directors on a monthly basis. The counterparties to hedging transactions are major highly rated financial institutions, with respect to which the risk of the Company's incurring losses related to credit exposures is considered remote.

      Liabilities categorized as financial instruments and held in the Company's general account at December 31, 1998 had a fair value of $1,538.3 million. Fixed income investments supporting those liabilities had a fair value of $2,710.1 million at that date. The Company performed a sensitivity analysis on these interest-sensitive liabilities and assets at December 31, 1998. The analysis showed that if there were an immediate increase of 100 basis points in interest rates, the fair value of the liabilities would show a net decrease of $46.3 million and the corresponding assets would show a net decrease of $113.2 million.

      By comparison, liabilities categorized as financial instruments and held in the Company's general account at December 31, 1997 had a fair value of $1,986.4 million. Fixed income investments supporting those liabilities had a fair value of $3,276.2 million at that date. The Company performed a sensitivity analysis on these interest-sensitive liabilities and assets at December 31, 1997. The analysis showed that if there were an immediate increase of 100 basis points in interest rates, the fair value of the liabilities would show a net decrease of $56.0 million and the corresponding assets would show a net decrease of $108.0 million.

      The Company produced these estimates using computer models. Since these models reflect assumptions about the future, they contain an element of uncertainty. For example, the models contain assumptions about future policyholder behavior and asset cash flows. Actual policyholder behavior and asset cash flows could differ from what the models show. As a result, the models' estimates of duration and market values may not reflect what actually will occur. The models are further limited by the fact that they do not provide for the possibility that management action could be taken to mitigate adverse results. The Company believes that this limitation is one of conservatism; that is, it will tend to cause the models to produce estimates that are generally worse than one might actually expect, all other things being equal.

      Based on its processes for analyzing and managing interest rate risk, the Company believes its exposure to interest rate changes will not materially affect its near-term financial position, results of operations, or cash flows.

REINSURANCE

      The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements, basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1998 had the effect of decreasing net income from operations by $2,128,000.

      Effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) under which certain individual life insurance contracts issued by Sun Life (Canada) were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) which provides that Sun Life (Canada) will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed. The Company terminated these agreements, effective October 1, 1998, resulting in an increase in income from operations by approximately $65,679,000 which included a cash settlement.

      The Company has also executed reinsurance agreements with unaffiliated companies. These agreements provide reinsurance of certain individual life insurance contracts on a modified coinsurance basis under which all deficiency reserves are ceded; as well as reinsurance for variable universal life on a yearly renewable term basis for which the Company has a maximum retention of $2,000,000.

RESERVES

      In accordance with the life insurance laws and regulations under which the Company operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements, these reserves are determined in accordance with statutory regulations.

INVESTMENTS

      Of the Company's total assets of $16.9 billion at December 31, 1998, 82.7% ($13.98 billion) consisted of unitized and non-unitized separate account assets, 10.4% ($1.76 billion) was invested in bonds and similar securities, 3.2% ($541 million) was invested in mortgages, 0.7% ($118.3 million) was invested in subsidiaries, 0.6% ($101.4 million) was invested in real estate, and the remaining 2.4% ($405.6 million) was invested in cash and other assets.

COMPETITION

      The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to a 1998 statistical study published by A.M. Best, the Company ranked 37th among all life insurance companies in the United States based upon total assets as of December 31, 1997. Its ultimate parent company, Sun Life (Canada), ranked 21st.

EMPLOYEES

      The Company and Sun Life (Canada) have entered into a service agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of March 31, 1999, the Company had 392 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and at its Retirement Products and Services Division in Boston, Massachusetts.

PROPERTIES

      The Company occupies office space owned by it and leased to Sun Life (Canada), and certain unrelated parties for lease terms not exceeding five years. Rent received by the Company under the leases amounted to approximately $6,856,000 in 1998. The Company also occupies office space which it leases from unaffiliated parties for various lease terms.

STATE REGULATION

      The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

      In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

      Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS

      The financial statements of the Variable Account for the year ended December 31, 1998 included in the Statement of Additional Information and the statutory financial statements of the Company for the years ended December 31, 1998, 1997 and 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

      The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.

      The financial statements of the Variable Account for the year ended December 31, 1998 are included in the Statement of Additional Information.

                            ------------------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1998 AND 1997 (IN THOUSANDS)

                                                                                   1998           1997
                                                                               -------------  -------------
ADMITTED ASSETS
    Bonds                                                                      $   1,763,468  $   1,910,699
    Common stocks                                                                    128,445        117,229
    Mortgage loans on real estate                                                    535,003        684,035
    Properties acquired in satisfaction of debt                                       17,207         22,475
    Investment real estate                                                            78,021         78,426
    Policy loans                                                                      41,944         40,348
    Cash and short-term investments                                                  265,226        544,418
    Other invested assets                                                             64,177         55,716
    Life insurance premiums and annuity considerations due and uncollected                --          9,203
    Investment income due and accrued                                                 35,706         39,279
    Federal income tax recoverable and interest thereon                                1,110             --
    Receivable from parent, subsidiaries and affiliates                                   --         27,136
    Funds withheld on reinsurance assumed                                                 --        982,653
    Other assets                                                                       1,928          1,842
                                                                               -------------  -------------
    General account assets                                                         2,932,235      4,513,459
    Separate account assets:
      Unitized                                                                    11,774,745      9,068,021
      Non-unitized                                                                 2,195,641      2,343,877
                                                                               -------------  -------------
    Total Admitted Assets                                                      $  16,902,621  $  15,925,357
                                                                               -------------  -------------
                                                                               -------------  -------------
LIABILITIES
    Aggregate reserve for life policies and contracts                          $   1,216,107  $   2,188,243
    Supplementary contracts                                                            1,885          2,247
    Policy and contract claims                                                           369          2,460
    Provision for policyholders' dividends and coupons payable                            --         32,500
    Liability for premium and other deposit funds                                  1,000,875      1,450,705
    Surrender values on cancelled policies                                                 5            215
    Interest maintenance reserve                                                      40,490         33,830
    Commissions to agents due or accrued                                               2,615          2,826
    General expenses due or accrued                                                    5,932          6,238
    Transfers from Separate Accounts due or accrued                                 (361,863)      (284,078)
    Taxes, licenses and fees due or accrued, excluding FIT                               401            105
    Federal income taxes due or accrued                                               25,019         56,384
    Unearned investment income                                                            23             34
    Amounts withheld or retained by company as agent or trustee                          529             47
    Remittances and items not allocated                                                5,176          1,363
    Borrowed money                                                                        --        110,142
    Asset valuation reserve                                                           44,392         47,605
    Payable to parent, subsidiaries, and affiliates                                   30,381             --
    Payable for securities                                                               428         27,104
    Other liabilities                                                                  9,770          2,924
                                                                               -------------  -------------
    General account liabilities                                                    2,022,534      3,680,894
    Separate account liabilities:
      Unitized                                                                    11,774,522      9,067,891
      Non-unitized                                                                 2,195,641      2,343,877
                                                                               -------------  -------------
    Total liabilities                                                             15,992,697     15,092,662
                                                                               -------------  -------------
CAPITAL STOCK AND SURPLUS
    Common capital stock                                                               5,900          5,900
                                                                               -------------  -------------
    Surplus notes                                                                    565,000        565,000
    Gross paid in and contributed surplus                                            199,355        199,355
    Unassigned funds                                                                 139,669         62,440
                                                                               -------------  -------------
    Surplus                                                                          904,024        826,795
                                                                               -------------  -------------
    Total common capital stock and surplus                                           909,924        832,695
                                                                               -------------  -------------
    Total Liabilities, Capital Stock and Surplus                               $  16,902,621  $  15,925,357
                                                                               -------------  -------------
                                                                               -------------  -------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN 000'S)

                                              1998        1997        1996
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  210,198  $  254,066  $  266,942
     Deposit-type funds                     2,140,604   2,155,297   1,775,230
     Considerations for supplementary
       contracts without life
       contingencies and dividend
       accumulations                            2,086       1,615       2,340
     Net investment income                    184,532     270,249     303,753
     Amortization of interest maintenance
       reserve                                  2,282       1,166       1,557
     Income from fees associated with
       investment management and
       administration and contract
       guarantees from Separate Account       141,211     109,757      83,278
     Net gain from operations from
       Separate Account                            --           5          --
     Other income                              87,364     102,889      87,532
                                           ----------  ----------  ----------
     Total                                  2,768,277   2,895,044   2,520,632
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            15,335      17,284      12,394
     Annuity benefits                         153,636     148,135     146,654
     Disability benefits and benefits
       under accident and health policies         104         132         105
     Surrender benefits and other fund
       withdrawals                          1,933,833   1,854,004   1,507,263
     Interest on policy or contract funds        (140)        699       2,205
     Payments on supplementary contracts
       without life contingencies and
       dividend accumulations                   2,528       1,687       2,120

     Increase (decrease) in aggregate
       reserves for life and accident and
       health policies and contracts         (972,135)    127,278     162,678
     Decrease in liability for premium
       and other deposit funds               (449,831)   (447,603)   (392,348)
     Increase (decrease) in reserve for
       supplementary contracts without
       life contingencies and for
       dividend and coupon accumulations         (362)         42         327
                                           ----------  ----------  ----------
     Total                                    682,968   1,701,658   1,441,398
     Commissions on premiums and annuity
       considerations (direct business
       only)                                  137,718     132,700     109,894
     Commissions and expense allowances
       on reinsurance assumed                  13,032      17,951      18,910
     General insurance expenses                58,132      46,624      37,206
     Insurance taxes, licenses and fees,
       excluding federal income taxes           7,388       8,267       8,431
     Increase (decrease) in loading on
       and cost of collection in excess
       of loading on deferred and
       uncollected premiums                    (1,663)        523         901
     Net transfers to Separate Accounts       722,851     844,130     761,941
     Reserve and fund adjustments on
       reinsurance terminated               1,017,112          --          --
                                           ----------  ----------  ----------
     Total                                  2,637,538   2,751,853   2,378,681
                                           ----------  ----------  ----------
     Net gain from operations before
       dividends to policyholders and
       Federal Income Taxes                   130,739     143,191     141,951
     Dividends to policyholders                (5,981)     33,316      29,189
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       before Federal Income Taxes            136,720     109,875     112,762
     Federal income tax expense
       (benefit), (excluding tax on
       capital gains)                          11,713       7,339      (5,400)
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       federal income taxes and before
       realized capital gains                 125,007     102,536     118,162
     Net realized capital gains less
       capital gains tax and transferred
       to the IMR                                 394      26,706       4,862
                                           ----------  ----------  ----------
 NET INCOME                                $  125,401  $  129,242  $  123,024
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN 000'S)

                                                              1998        1997         1996
                                                           ----------  -----------  -----------
Capital and surplus, Beginning of year                     $  832,695  $   567,143  $   792,452
                                                           ----------  -----------  -----------
Net income                                                    125,401      129,242      123,024
Change in net unrealized capital gains (losses)                  (384)       1,152       (1,715)
Change in non-admitted assets and related items                (1,086)        (463)          67
Change in reserve on account of change in valuation basis          --       39,016           --
Change in asset valuation reserve                               3,213        6,307      (11,812)
Surplus (contributed to) withdrawn from Separate Accounts
  during period                                                    82           --          100
Other changes in surplus in Separate Accounts Statements           10           --           --
Change in surplus notes                                            --      250,000     (335,000)
Dividends to stockholders                                     (50,000)    (159,722)          --
Aggregate write-ins for gains and losses in surplus                (7)          20           27
                                                           ----------  -----------  -----------
Net change in capital and surplus for the year                 77,229      265,552     (225,309)
                                                           ----------  -----------  -----------
Capital and surplus, End of year                           $  909,924  $   832,695  $   567,143
                                                           ----------  -----------  -----------
                                                           ----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN THOUSANDS)

                                               1998         1997         1996
                                            -----------  -----------  -----------
 Cash Provided by Operations:
   Premiums, annuity considerations and
     deposit funds received                 $ 2,361,669  $ 2,410,919  $ 2,059,577
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     2,086        1,615        2,340
   Net investment income received               236,944      345,279      324,914
   Other income received                        253,147      208,223       88,295
                                            -----------  -----------  -----------
 Total receipts                               2,853,846    2,966,036    2,475,126
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       2,107,736    2,020,747    1,671,483
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       217,023      203,650      172,015
   Net cash transferred to Separate
     Accounts                                   800,636      895,465      755,605
   Dividends paid to policyholders               26,519       28,316       22,689
   Federal income tax payments
     (recoveries),(excluding tax on
     capital gains)                              46,965        1,397      (15,363)
   Other--net                                      (138)         698        2,205
                                            -----------  -----------  -----------
 Total payments                               3,198,741    3,150,273    2,608,634
                                            -----------  -----------  -----------
 Net cash used in operations                   (344,895)    (184,237)    (133,508)
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $2,038 for 1998, $750 for 1997 and
     $1,555 for 1996)                         1,261,396    1,343,803    1,768,147
   Issuance (repayment) of surplus notes             --      250,000     (335,000)
   Other cash provided (used)                   (40,529)      71,095      147,956
                                            -----------  -----------  -----------
 Total cash provided                          1,220,867    1,664,898    1,581,103
                                            -----------  -----------  -----------
 Cash Applied:
   Cost of long-term investments acquired      (967,901)    (773,783)  (1,318,880)
   Other cash applied                          (187,263)    (310,519)    (177,982)
                                            -----------  -----------  -----------
 Total cash applied                          (1,155,164)  (1,084,302)  (1,496,862)
 Net change in cash and short-term
 investments                                   (279,192)     396,359      (49,267)
 Cash and short-term investments:
 Beginning of year                              544,418      148,059      197,326
                                            -----------  -----------  -----------
 End of year                                $   265,226  $   544,418  $   148,059
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). Prior to December 18, 1997, Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 20 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS

Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are evaluated periodically. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through IMR. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities, and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $361,863,000 in 1998 and $284,078,000 in 1997.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  INVESTMENTS IN SUBSIDIARIES

    The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), Sun Life Finance Corporation ("Sunfinco"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1"), Clarendon Insurance Agency, Inc. ("Clarendon") and Sun Life Information Services Ireland Ltd. ("SLISL").

On February 5, 1999, the Company finalized the sale of MCIC, a disability insurance company which issues primarily individual disability income policies, to Centre Solutions (U.S.) Limited, a wholly-owned subsidiary of Centre Reinsurance Holdings Limited for approximately $34 million. The impact of this sale to the ongoing operations of the Company is not expected to be material.

On September 28, 1998, the Company formed SLISL as an offshore technology center for the purpose of completing systems projects for affiliates.

On October 30, 1997, the Company established a wholly-owned special purpose corporation, SPE 97-1, for the purpose of engaging in activities incidental to securitizing mortgage loans.

On December 31, 1997, the Company purchased from Massachusetts Financial Services ("MFS") all of the outstanding shares of Clarendon, a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of MFS. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York.

Sundisco is a registered investment adviser and broker-dealer.

NLT is a federally chartered savings bank.

SLFSL serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada (Bermuda), an affiliate.

Sun Capital is a registered investment adviser.

Sunfinco and Sunbesco are currently inactive.

On September 28, 1998 a $500,000 note was issued by SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

A $110,000,000 note was issued to the Company by MFS on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company by MFS on December 22, 1998 at an interest rate of 5.55% due February 11, 1999.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED)
On December 23, 1997, the Company issued a $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1998, 1997 and 1996, the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

During 1998, 1997, and 1996, the Company contributed capital in the following amounts to its subsidiaries:

                                                                                     1998       1997       1996
                                                                                   ---------  ---------  ---------
                                                                                           (IN THOUSANDS)
MCIC                                                                                      --  $   2,000  $  10,000
SLFSL                                                                              $     750      1,000      1,500
SPE 97-1                                                                                  --     20,377         --
Sundisco                                                                              10,000         --         --
Sun Capital                                                                              500         --         --
Clarendon                                                                                 10         --         --
SLISL                                                                                    502         --         --

Summarized combined financial information of the Company's subsidiaries as of December 31, 1998, 1997 and 1996 and for the years then ended, follows:

                                                                           1998           1997           1996
                                                                       -------------  -------------  -------------
                                                                                     (IN THOUSANDS)
Intangible assets                                                      $          --  $          --  $       9,646
Other assets                                                               1,315,317      1,190,951      1,376,014
Liabilities                                                               (1,186,872)    (1,073,966)    (1,241,617)
                                                                       -------------  -------------  -------------
Total net assets                                                       $     128,445  $     116,985  $     144,043
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
Total revenues                                                         $     222,853  $     750,364  $     717,280
Operating expenses                                                          (221,933)      (646,896)      (624,199)
Income tax expense                                                            (1,222)       (43,987)       (42,820)
                                                                       -------------  -------------  -------------
Net income (loss)                                                      $        (302) $      59,481  $      50,261
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

On December 24, 1997, the Company transferred all of its shares of MFS to its parent, Life Holdco.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS

    Investments in debt securities are as follows:

                                                                               DECEMBER 31, 1998
                                                              ----------------------------------------------------
                                                                               GROSS        GROSS      ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                  COST         GAINS      (LOSSES)       VALUE
                                                              ------------  -----------  -----------  ------------
                                                                                 (IN THOUSANDS)
Long-term bonds:
    United States government and government agencies and
      authorities                                             $    140,417   $   7,635    $    (177)  $    147,875
    States, provinces and political subdivisions                    16,632       2,219           --         18,851
    Public utilities                                               397,670      38,740         (238)       436,172
    Transportation                                                 197,207      22,481          (18)       219,670
    Finance                                                        144,958      12,542         (494)       157,006
    All other corporate bonds                                      866,584      50,814       (6,419)       910,979
                                                              ------------  -----------  -----------  ------------
        Total long-term bonds                                    1,763,468     134,431       (7,346)     1,890,553
                                                              ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and commercial
      paper                                                         43,400          --           --         43,400
    Affiliates                                                     220,000          --           --        220,000
                                                              ------------  -----------  -----------  ------------
        Total short-term bonds                                     263,400          --           --        263,400
                                                              ------------  -----------  -----------  ------------
Total bonds                                                   $  2,026,868   $ 134,431    $  (7,346)  $  2,153,953
                                                              ------------  -----------  -----------  ------------
                                                              ------------  -----------  -----------  ------------

                                                                               DECEMBER 31, 1997
                                                              ----------------------------------------------------
                                                                               GROSS        GROSS      ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                  COST         GAINS      (LOSSES)       VALUE
                                                              ------------  -----------  -----------  ------------
                                                                                 (IN THOUSANDS)
Long-term bonds:
    United States government and government agencies and
      authorities                                             $    126,923   $   5,529    $      --   $    132,452
    States, provinces and political subdivisions                    22,361       2,095           --         24,456
    Public utilities                                               398,939      35,338          (91)       434,186
    Transportation                                                 214,130      22,000         (390)       235,740
    Finance                                                        157,891       5,885         (120)       163,656
    All other corporate bonds                                      990,455      52,678       (5,456)     1,037,677
                                                              ------------  -----------  -----------  ------------
        Total long-term bonds                                    1,910,699     123,525       (6,057)     2,028,167
                                                              ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and commercial
      paper                                                        431,032          --           --        431,032
    Affiliates                                                     110,000          --           --        110,000
                                                              ------------  -----------  -----------  ------------
        Total short-term bonds                                     541,032          --           --        541,032
                                                              ------------  -----------  -----------  ------------
Total bonds                                                   $  2,451,731   $ 123,525    $  (6,057)  $  2,569,199
                                                              ------------  -----------  -----------  ------------
                                                              ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS (CONTINUED)
The amortized cost and estimated fair value of bonds at December 31, 1998 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                            DECEMBER 31, 1998
                                                                                        --------------------------
                                                                                         AMORTIZED     ESTIMATED
                                                                                            COST       FAIR VALUE
                                                                                        ------------  ------------
                                                                                              (IN THOUSANDS)
Maturities:
    Due in one year or less                                                             $    459,631  $    460,787
    Due after one year through five years                                                    329,625       336,516
    Due after five years through ten years                                                   264,372       283,840
    Due after ten years                                                                      703,341       781,253
                                                                                        ------------  ------------
                                                                                           1,756,969     1,862,396
    Mortgage-backed securities                                                               269,899       291,557
                                                                                        ------------  ------------
Total bonds                                                                             $  2,026,868  $  2,153,953
                                                                                        ------------  ------------
                                                                                        ------------  ------------

Proceeds from sales and maturities of investments in debt securities during 1998, 1997, and 1996 were $1,016,811,000, $980,264,000, and $1,554,016,000, gross gains were $17,025,000, $10,732,000, and $16,975,000 and gross losses were $866,000, $2,446,000, and $10,885,000, respectively.

Bonds included above with an amortized cost of approximately $2,572,000, $2,578,000 and $2,060,000 at December 31, 1998, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

Excluding investments in U.S. government and agencies securities, the Company is not exposed to significant concentration of credit risk in its portfolio.

4.  SECURITIES LENDING

    The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan as of December 31, 1998 and 1997. Income resulting from this program was $94,000, $200,000 and $137,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

5.  MORTGAGE LOANS

    The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

5.  MORTGAGE LOANS (CONTINUED)
The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                                                 DECEMBER 31,
                                                                                            ----------------------
                                                                                               1998        1997
                                                                                            ----------  ----------
                                                                                                (IN THOUSANDS)
California                                                                                  $   82,397  $  119,122
Massachusetts                                                                                   53,528      58,981
Michigan                                                                                        34,357      42,912
New York                                                                                        21,190      45,696
Ohio                                                                                            36,171      51,862
Pennsylvania                                                                                    93,587      97,949
Washington                                                                                      36,548      54,948
All other                                                                                      177,225     212,565
                                                                                            ----------  ----------
                                                                                            $  535,003  $  684,035
                                                                                            ----------  ----------
                                                                                            ----------  ----------

The Company has restructured mortgage loans totaling $30,743,000 and $26,284,000 at December 31, 1998 and 1997, respectively, against which there are allowances for losses of $2,120,000 and $3,026,000, respectively.

The Company has made commitments of mortgage loans on real estate into the future.The outstanding commitments for these mortgages amount to $18,005,000 and $12,300,000 at December 31, 1998 and 1997, respectively.

6.  INVESTMENT GAINS AND LOSSES

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                     1998        1997       1996
                                                                                  ----------  ----------  ---------
                                                                                           (IN THOUSANDS)
Net realized gains (losses):
Bonds                                                                             $    5,659  $    2,882  $   5,631
Common stock of affiliates                                                                --      21,195         --
Common stocks                                                                             48
Mortgage loans                                                                         2,374       3,837        763
Real estate                                                                              955       2,912        599
Other invested assets                                                                 (3,827)       (717)       567
                                                                                  ----------  ----------  ---------
Subtotal                                                                               5,209      30,109      7,560
Capital gains tax expense                                                              4,815       3,403      2,698
                                                                                  ----------  ----------  ---------
Total                                                                             $      394  $   26,706  $   4,862
                                                                                  ----------  ----------  ---------
                                                                                  ----------  ----------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                        $     (302) $   (2,894) $  (5,739)
Mortgage loans                                                                        (1,312)      1,524       (600)
Real estate                                                                              403       3,377      4,624
Other invested assets                                                                    827        (855)        --
                                                                                  ----------  ----------  ---------
Total                                                                             $     (384) $    1,152  $  (1,715)
                                                                                  ----------  ----------  ---------
                                                                                  ----------  ----------  ---------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

6.  INVESTMENT GAINS AND LOSSES (CONTINUED)
Realized capital gains and losses on bonds and mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $8,943,000 in 1998, $6,321,000 in 1997, and $7,710,000 in 1996. All gains and losses are transferred net of applicable income taxes.

7.  NET INVESTMENT INCOME

    Net investment income consisted of:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                               ----------------------------------
                                                                                  1998        1997        1996
                                                                               ----------  ----------  ----------
                                                                                         (IN THOUSANDS)
Interest income from bonds                                                     $  167,436  $  188,924  $  178,695
Income from investment in common stock of affiliates                                3,675      41,181      50,408
Interest income from mortgage loans                                                53,269      76,073      92,591
Real estate investment income                                                      15,932      17,161      16,249
Interest income from policy loans                                                   2,881       3,582       2,790
Other investment income (loss)                                                       (641)       (193)      1,710
                                                                               ----------  ----------  ----------
Gross investment income                                                           242,552     326,728     342,443
                                                                               ----------  ----------  ----------
Interest on surplus notes and notes payable                                       (44,903)    (42,481)    (23,061)
Investment expenses                                                               (13,117)    (13,998)    (15,629)
                                                                               ----------  ----------  ----------
Net investment income                                                          $  184,532  $  270,249  $  303,753
                                                                               ----------  ----------  ----------
                                                                               ----------  ----------  ----------

8.  DERIVATIVES

    The Company uses derivative instruments for interest rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1998 and 1997 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in the IMR and amortized over the shorter of the remaining life of the hedged asset sold or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

8.  DERIVATIVES (CONTINUED)
Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1998
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                          (IN THOUSANDS)
Conventional interest rate swaps                                                     $   45,000        $     508
Foreign currency swap                                                                     1,178              263

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                          (IN THOUSANDS)
Conventional interest rate swaps                                                     $   80,000        $  (2,891)
Foreign currency swap                                                                     1,700              208
Forward spread lock swaps                                                                50,000              274
Asian Put Option S & P 500                                                               75,000              693

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

    The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

9.  LEVERAGED LEASES (CONTINUED)
The Company's net investment in leveraged leases is composed of the following elements:

                                                                                              DECEMBER 31,
                                                                                         ----------------------
                                                                                            1998        1997
                                                                                         ----------  ----------
                                                                                             (IN THOUSANDS)
Lease contracts receivable                                                               $   78,937  $   92,605
Less non-recourse debt                                                                      (78,920)    (92,589)
                                                                                         ----------  ----------
                                                                                                 17          16
Estimated residual value of leased assets                                                    41,150      41,150
Less unearned and deferred income                                                            (8,932)    (10,324)
                                                                                         ----------  ----------
Investment in leveraged leases                                                               32,235      30,842
Less fees                                                                                      (138)       (163)
                                                                                         ----------  ----------
Net investment in leveraged leases                                                       $   32,097  $   30,679
                                                                                         ----------  ----------
                                                                                         ----------  ----------

The net investment is included in "other invested assets" on the balance sheet.

10.  REINSURANCE

    The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $2,128,000, $1,381,000 and $1,603,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, $37,050,000 and $35,161,000 for the years ended December 31, 1998,
1997 and 1996, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

10.  REINSURANCE (CONTINUED)
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1998, 1997 and 1996 before the effect of reinsurance transactions with SLOC:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------
                                                                              1998          1997          1996
                                                                          ------------  ------------  ------------
                                                                                       (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues                         $  2,377,364  $  2,340,733  $  1,941,423
    Net investment income and realized gains                                   187,208       298,120       310,172
                                                                          ------------  ------------  ------------
    Subtotal                                                                 2,564,572     2,638,853     2,251,595
                                                                          ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                    2,312,247     2,350,354     2,011,998
    Other expenses                                                             203,238       187,591       155,531
                                                                          ------------  ------------  ------------
    Subtotal                                                                 2,515,485     2,537,945     2,167,529
                                                                          ------------  ------------  ------------
Income from operations                                                    $     49,087  $    100,908  $     84,066
                                                                          ------------  ------------  ------------
                                                                          ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997 and $46,000 in 1996.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

    The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                                               DECEMBER 31, 1998
                                                                                         -----------------------------
                                                                                            AMOUNT        % OF TOTAL
                                                                                         -------------  --------------
                                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                         $   2,896,529          19
    At book value less surrender charges (surrender charge >5%)                             10,227,212          66
    At book value (minimal or no charge or adjustment)                                       1,264,453           8
Not subject to discretionary withdrawal provision                                            1,106,197           7
                                                                                         -------------         ---
Total annuity actuarial reserves and deposit liabilities                                 $  15,494,391         100
                                                                                         -------------         ---
                                                                                         -------------         ---

                                                                                               DECEMBER 31, 1997
                                                                                         -----------------------------
                                                                                            AMOUNT        % OF TOTAL
                                                                                         -------------  --------------
                                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                         $   3,415,394          25
    At book value less surrender charges (surrender charge >5%)                              7,672,211          57
    At book value (minimal or no charge or adjustment)                                       1,259,698           9
Not subject to discretionary withdrawal provision                                            1,164,651           9
                                                                                         -------------         ---
Total annuity actuarial reserves and deposit liabilities                                 $  13,511,954         100
                                                                                         -------------         ---
                                                                                         -------------         ---

12.  SEGMENT INFORMATION

    The Company offers financial products and services such as fixed and variable annuities, retirement plan services and life insurance on an individual basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

The Individual Insurance segment markets and administers a variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products.

The Retirement Products and Services ("RPS") segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

12.  SEGMENT INFORMATION (CONTINUED)
The following amounts pertain to the various business segments:

                                                                                                  FEDERAL
                                                          TOTAL          TOTAL         PRETAX      INCOME        TOTAL
(IN THOUSANDS)                                           REVENUES    EXPENDITURES*     INCOME      TAXES        ASSETS
-----------------------------------------------------  ------------  --------------  ----------  ----------  -------------
    1998
Individual Insurance                                   $    229,710   $    144,800   $   84,910  $   (4,148) $     199,683
RPS                                                       2,527,608      2,483,715       43,893      12,486     16,123,905
Corporate                                                    10,959          3,042        7,917       3,375        579,033
                                                       ------------  --------------  ----------  ----------  -------------
    Total                                              $  2,768,277   $  2,631,557   $  136,720  $   11,713  $  16,902,621
                                                       ------------  --------------  ----------  ----------  -------------
      1997
Individual Insurance                                        304,141        272,333       31,808      13,825      1,143,697
RPS                                                       2,533,006      2,507,591       25,414      10,667     14,043,221
Corporate                                                    57,897          5,244       52,653     (17,153)       738,439
                                                       ------------  --------------  ----------  ----------  -------------
    Total                                              $  2,895,044   $  2,785,169   $  109,875  $    7,339  $  15,925,357
                                                       ------------  --------------  ----------  ----------  -------------
      1996
Individual Insurance                                        281,309        255,846       25,463      13,931        817,115
RPS                                                       2,174,602      2,151,126       23,476       1,203     12,057,572
Corporate                                                    64,721            898       63,823     (20,534)       689,266
                                                       ------------  --------------  ----------  ----------  -------------
    Total                                              $  2,520,632   $  2,407,870   $  112,762  $   (5,400) $  13,563,953
                                                       ------------  --------------  ----------  ----------  -------------

------------------------

* Total expenditures include dividends to policyholders of $(5,981) for 1998, $33,316 for 1997 and $29,189 for 1996.

13.  RETIREMENT PLANS

    The Company participates with SLOC in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost was $1,178,000 and $593,000 at December 31, 1998 and 1997, respectively. The Company's share of net periodic pension cost was $586,000, $146,000 and $27,000, for 1998, 1997 and
1996, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $231,000, $259,000 and $233,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13.  RETIREMENT PLANS (CONTINUED)
Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 106, "Employer's Accounting for Postretirement Benefits Other Than Pensions." SFAS No. 106 requires an accrual of the estimated cost of retiree benefit payments during the years the employee provides services. SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of adoption or the amortization of the obligation over a period of up to 20 years. The obligation of approximately $455,000 is recognized over a period of ten years. The Company's cash flows are not affected by implementation of this standard, but implementation decreased net income by $95,000, $117,000, and $8,000 for the years ended December 31, 1998, 1997, and 1996, respectively. The Company's post retirement health, dental and life insurance benefits currently are not funded.

OTHER POST-RETIREMENT BENEFIT PLANS CONTINUED

The following table sets forth the change in the pension and other postretirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                                        PENSION BENEFITS        OTHER BENEFITS
                                                                        1998        1997        1998       1997
                                                                     ----------  ----------  ----------  ---------
                                                                                    (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year                          $   79,684  $   70,848  $    9,845  $   9,899
    Service cost                                                          4,506       4,251         240        306
    Interest cost                                                         6,452       5,266         673        725
    Amendments                                                               --       1,000          --         --
    Actuarial loss (gain)                                                21,975          --         308       (801)
    Benefits paid                                                        (1,825)     (1,681)       (647)      (284)
                                                                     ----------  ----------  ----------  ---------
Benefit obligation at end of year                                    $  110,792  $   79,684  $   10,419  $   9,845
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
The Company's share:
    Benefit obligation at beginning of year                          $    5,094  $    4,529  $      385  $     384
    Benefit obligation at end of year                                $    9,125  $    5,094  $      416  $     385
Change in plan assets:
    Fair value of plan assets at beginning of year                   $  136,610  $  122,807  $       --  $      --
    Actual return on plan assets                                         16,790      15,484          --         --
    Employer contribution                                                    --          --         647        284
    Benefits paid                                                        (1,825)     (1,681)       (647)      (284)
                                                                     ----------  ----------  ----------  ---------
Fair value of plan assets at end of year                             $  151,575  $  136,610  $       --  $      --
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
Funded status                                                        $   40,783  $   56,926  $  (10,419) $  (9,845)
Unrecognized net actuarial gain (loss)                                   (2,113)    (18,147)        586        257
Unrecognized transition obligation (asset)                              (24,674)    (26,730)        185        230
Unrecognized prior service cost                                           7,661       8,241          --         --
                                                                     ----------  ----------  ----------  ---------
Prepaid (accrued) benefit cost                                       $   21,657  $   20,290  $   (9,648) $  (9,358)
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
The Company's share of accrued benefit cost                          $   (1,178) $     (593) $     (195) $    (102)
Weighted-average assumptions as of December 31:
    Discount rate                                                         6.75%       7.50%       6.75%      7.50%
    Expected return on plan assets                                        8.00%       7.50%         N/A        N/A
    Rate of compensation increase                                         4.50%       4.50%         N/A        N/A

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13.  RETIREMENT PLANS (CONTINUED)
For measurement purposes, a 10.1% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998 (5.7% for dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                                               1998       1997       1998       1997
                                                                            ----------  ---------  ---------  ---------
Components of net periodic benefit cost:
    Service cost                                                            $    4,506  $   4,251  $     240  $     306
    Interest cost                                                                6,452      5,266        673        725
    Expected return on plan assets                                             (10,172)    (9,163)        --         --
    Amortization of transition obligation (asset)                               (2,056)    (2,056)        45         45
    Amortization of prior service cost                                             580        517         --         --
    Recognized net actuarial (gain) loss                                          (677)      (789)       (20)        71
                                                                            ----------  ---------  ---------  ---------
Net periodic benefit cost                                                   $   (1,367) $  (1,974) $     938  $   1,147
                                                                            ----------  ---------  ---------  ---------
                                                                            ----------  ---------  ---------  ---------
    The Company's share of net periodic benefit cost                        $      586  $     146  $      95  $     117
                                                                            ----------  ---------  ---------  ---------
                                                                            ----------  ---------  ---------  ---------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                               INCREASE             DECREASE
                                                                          -------------------  -------------------
                                                                                       (IN THOUSANDS)
Effect on total of service and interest cost components                        $     210            $    (170)
Effect on postretirement benefit obligation                                        2,026               (1,697)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

    The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997:

                                                                  DECEMBER 31, 1998
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                   (IN THOUSANDS)
ASSETS:
Bonds                                                    $   2,026,868        $  2,153,953
Mortgages                                                      535,003             556,143
Derivatives                                                         --                 771
LIABILITIES:
Insurance reserves                                       $     121,100        $    121,100
Individual annuities                                           274,448             271,849
Pension products                                             1,104,489           1,145,351


                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                   (IN THOUSANDS)
ASSETS:
Bonds                                                    $   2,451,731        $  2,569,199
Mortgages                                                      684,035             706,975
LIABILITIES:
Insurance reserves                                       $     123,128        $    123,128
Individual annuities                                           307,668             302,165
Pension products                                             1,527,433           1,561,108
Derivatives                                                         --              (1,716)

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

15.  STATUTORY INVESTMENT VALUATION RESERVES

    The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR.

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                1998                  1997
                                                                        --------------------  --------------------
                                                                           AVR        IMR        AVR        IMR
                                                                        ---------  ---------  ---------  ---------
                                                                                      (IN THOUSANDS)
Balance, beginning of year                                              $  47,605  $  33,830  $  53,911  $  28,675
Net realized investment gains, net of tax                                     256      8,942     17,400      6,321
Amortization of net investment gains                                           --     (2,282)        --     (1,166)
Unrealized investment losses                                               (6,550)        --     (2,340)        --
Required by formula                                                         3,081         --    (21,366)        --
                                                                        ---------  ---------  ---------  ---------
Balance, end of year                                                    $  44,392  $  40,490  $  47,605  $  33,830
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------

16.  FEDERAL INCOME TAXES

    The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $48,144,000, $31,000,000 and $19,264,000 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is currently undergoing an audit by the Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

17.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

    On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

On December 19, 1995, the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

17.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE) (CONTINUED)
The Company accrued $4,259,000 and $ 964,000 for interest on surplus notes for the years ended December 31, 1998 and 1997, respectively.

The Company accrued $4,259,000 and $964,000 for interest on surplus notes for the years ended December 31, 1998 and 1997, respectively.

The Company expensed $44,903,000, $42,481,000 and $23,061,000 for interest on surplus notes and notes payable for the years ended December 31, 1998, 1997 and 1996, respectively.

18.  TRANSACTIONS WITH AFFILIATES

    The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $16,344,000 in 1998, $15,997,000 in 1997, and $20,192,000 in 1996.

The Company leases office space to SLOC under lease agreements with terms expiring in September, 1999 and options to extend the terms for each of thirteen successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1998 amounted to approximately $6,856,000.

19.  RISK-BASED CAPITAL

    Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1998, 1997 and 1996.

20.  ACCOUNTING POLICIES AND PRINCIPLES

    The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

20. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED) life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120, "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts", exceeds the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 20 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1998 and 1997, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1998 on the basis of accounting described in Notes 1 and 20.

However, because of the differences between the two bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1998 and 1997 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1998.

As management has stated in Note 20, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 5, 1999

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data -- Average Annual Total Return.......................
Non-Standardized Investment Performance..............................................
Advertising and Sales Literature.....................................................
Calculations.........................................................................
  Example of Variable Accumulation Unit Value Calculation............................
  Example of Variable Annuity Unit Calculation.......................................
  Example of Variable Annuity Payment Calculation....................................
  Calculation of Annuity Unit Values.................................................
Distribution of the Contracts........................................................
Designation and Change of Beneficiary................................................
Custodian............................................................................
Financial Statements.................................................................

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (617) 348-9600 or (888) 786-2435.

--------------------------------------------------------------------------------

To: Sun Life Assurance Company of Canada (U.S.)
   Annuity Service Mailing Address:
   c/o Retirement Products and Services
   P.O. Box 9133
   Boston, Massachusetts 02103

   Please send me a Statement of Additional Information for Futurity Focus Variable and Fixed Annuity
   Sun Life of Canada (U.S.) Variable Account F.

Name
--------------------------------------------------------------

Address
--------------------------------------------------------------

       -------------------------------------------------------------------------

City
------------------------------------

State
--------------

Zip
-------

Telephone
----------------------------------------------------------------

                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT OR PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCOUNT YEAR AND ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

      ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as "Annuitants." If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole annuitant as of the Annuity Commencement Date, if both are living at that time. In the absence of such designation, the Co-Annuitant will become the sole Annuitant during the Income Phase.

      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

      *ANNUITY OPTION: The method you choose for making annuity payments.

      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

      *BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

      CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

      COMPANY: Sun Life Assurance Company of Canada (U.S.).

* You specify these items on the Contract Specifications page or Certificate Specifications page, and may change them, as we describe in this Prospectus.

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Issue Date" in the Contract.

      DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      EXPIRATION DATE: The last day of a Guarantee Period.

      FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

      FUND: A Registered Management Investment Company, or series thereof, in which assets of a Sub-Account may be invested.

      GROUP CONTRACT: A Contract issued by the Company on a group basis.

      GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date during which we make payments under the Contract.

      INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

      NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

      NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

      OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k),
Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

      PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series of the Series Fund.

      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

      VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)
WITHDRAWAL CHARGE CALCULATION:
FULL WITHDRAWAL:

      Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents two examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

            NUMBER OF YEARS   HYPOTHETICAL   PURCHASE      WITHDRAWAL      WITHDRAWAL
           PURCHASE PAYMENT     ACCOUNT      PAYMENTS        CHARGE          CHARGE
              IN ACCOUNT         VALUE       WITHDRAWN     PERCENTAGE        AMOUNT
           -----------------  ------------  -----------  ---------------  -------------
      (a)       Less than 1    $   41,000    $  40,000          1.00%       $     400
      (b)      1 or greater    $   44,000    $  40,000          0.00%       $       0

(a) The first $40,000 of the withdrawal is attributed to the Purchase Payment. Because the Purchase Payment has been held in your Account for less than one year, it is subject to the withdrawal charge. The rest of your withdrawal is attributed to earnings and is not subject to the withdrawal charge.

(b) Because the Purchase Payment has been held in your Account for more than one year, it is not subject to the withdrawal charge.

      Minimum distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PARTIAL WITHDRAWAL:

      Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, and there are a series of two partial withdrawals of $9,000 and $32,000 made prior to the end of the first Account Year.

           HYPOTHETICAL    PARTIAL     PURCHASE      WITHDRAWAL      WITHDRAWAL
             ACCOUNT     WITHDRAWAL    PAYMENTS        CHARGE          CHARGE
              VALUE        AMOUNT      WITHDRAWN     PERCENTAGE        AMOUNT
           ------------  -----------  -----------  ---------------  -------------
      (a)   $   41,000    $   9,000    $   9,000          1.00%       $      90
      (b)   $   33,000    $  32,000    $  31,000          1.00%       $     310

(a) The first withdrawal of $9,000 is attributed to the Purchase Payment and is subject to the withdrawal charge. The $31,000 balance of the Purchase Payment will remain in your Account.

(b) The first $31,000 of the second withdrawal is attributed to the remainder of the Purchase Payment that you have not previously withdrawn and is subject to the withdrawal charge. The rest of your withdrawal is attributed to earnings and is not subject to the withdrawal charge.

      Minimum distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PART 2 -- FIXED ACCOUNT -- EXAMPLES OF THE MARKET VALUE ADJUSTMENT ("MVA")

      The MVA Factor is:

                                   N/12
                        1 + I
                    (   ------   )      -1
                        1 + J

      These examples assume the following:

        1) the Guarantee Amount was allocated to a one year Guarantee Period with a Guaranteed Interest Rate of 4% or .04.

        2)  the date of surrender is six months from the Expiration Date (N =
            6).

        3) the value of the Guarantee Amount on the date of surrender is $40,792.16.

        4) no transfers or partial withdrawals affecting this Guarantee Amount have been made.

        5) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 5% or .05.

                                      N/12
                           1 + I
    The MVA factor =   (   ------   )       -1
                           1 + J

                                           6/12
                             1 + .04
                   =   (     ------      )       -1
                             1 + .05

                   =   -.0047733

      The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA

                       $40,792.16 X -.0047733 = -$194.71

      $194.71 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00) X (-.0047733) = -$9.55.

      $9.55 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 3% or .03.

                                      N/12
                           1 + I
    The MVA factor =   (   -----    )       -1
                           1 + J

                                           6/12
                             1 + .04
                   =   (     ------      )       -1
                             1 + .03

                   =   .00484264

      The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA

                        $40,792.16 X .00484264 = $197.54

      $197.54 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be $2,000.00 X .00484264 = $9.69.

      $9.69 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                               SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                               ANNUITY SERVICE MAILING ADDRESS:
                               C/O RETIREMENT PRODUCTS AND SERVICES
                               P.O. BOX 1024
                               BOSTON, MASSACHUSETTS 02103

                               TELEPHONE:
                               Toll Free (800) 752-7215
                               In Massachusetts (617) 348-9600

                               GENERAL DISTRIBUTOR
                               Clarendon Insurance Agency, Inc.
                               One Sun Life Executive Park
                               Wellesley Hills, Massachusetts 02481

                               AUDITORS
                               Deloitte Touche LLP
                               125 Summer Street
                               Boston, Massachusetts 02110

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Attached hereto and made a part hereof is the Statement of Additional Information dated May 1, 1999 for each of the following:


             MFS Regatta Classic
             Futurity Focus

                                                                     Rule 497(c)
                                                              FIle No. 333-05227
                                                                       811-05846

                                                                     May 1, 1999


                                 MFS REGATTA CLASSIC

                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                 TABLE OF CONTENTS


Calculation of Performance Data .............................................2
Advertising and Sales Literature ............................................5
Calculations ................................................................8
     Example of Variable Accumulation Unit Value Calculation.................8
     Example of Variable Annuity Unit Calculation ...........................8
     Example of Variable Annuity Payment Calculation ........................8
     Calculation of Annuity Values ..........................................8
Distribution of the Contracts ...............................................8
Designation and Change of Beneficiary .......................................9
Custodian ...................................................................9
Financial Statements ........................................................9


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of MFS Regatta Classic Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 1999. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, c/o Sun Life Assurance Company of Canada (U.S.), Retirement Products and Services, P.O. Box 1024, Boston, Massachusetts 02103, or by telephoning (617) 348-9600 or
(800)-752-7215.

          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          CALCULATION OF PERFORMANCE DATA



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Standardized Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below. For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date the Variable Account was established, or such later date that the Series commenced operations (the "Commencement Date"), although the Contracts have been offered only since May 1, 1995. No information is shown for the Series that have not commenced operations or that had been in operation for less than one year as of December 31, 1998.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1998



                                             1 YEAR       5 YEAR                         COMMENCEMENT
                                             PERIOD       PERIOD         LIFE                 DATE
                                           -----------  ----------- ----------------  ----------------------
 SUB-ACCOUNTS:
 Capital Appreciation Series.............     27.02%       18.51%        16.30%          July 13, 1989
 Capital Opportunities Series............     25.43%        --           23.43%           June 3, 1996
 Emerging Growth Series..................     32.03%        --           28.97%        September 28, 1995
 Global Asset Allocation Series (1)......      5.40%        --           11.84%         November 7, 1994
 Global Governments Series (2)...........     14.27%        4.54%         7.34%          July 13, 1989
 Global Growth Series (3)................     13.27%       10.81%        11.85%        November 16, 1993
 Global Total Return Series (4)..........     17.09%        --           14.22%         November 7, 1994
 Government Securities Series............      7.50%        5.27%         6.72%          July 13, 1989
 High Yield Series.......................     (0.64)%       6.44%         7.89%          July 13, 1989
 International Growth Series.............      0.77%        --           (1.90)%          June 3, 1996
 International Growth and Income
  Series.................................     20.27%        --            8.90%         October 2, 1995
 Managed Sectors Series..................     10.97%       15.15%        13.73%          July 13, 1989
 Massachusetts Investors Trust Series (5)     21.89%       21.02%        17.53%         November 8, 1991
 MFS/Foreign & Colonial Emerging Markets
  Equity Series..........................    (30.78)%       --          (10.72)%         June 5, 1996
 Money Market Series.....................      3.80%        3.40%         3.62%          July 13, 1989
 Research Series.........................     21.70%        --           22.65%         November 7, 1994
 Research Growth and Income Series.......     20.94%        --           18.75%           May 12, 1997
 Total Return Series.....................      9.94%       11.85%        10.61%          July 13, 1989
 Utilities Series........................     16.22%       17.45%        16.90%        November 16, 1993

------------------------
(1) Formerly, the World Asset Allocation Series.
(2) Formerly, the World Governments Series.
(3) Formerly, the World Growth Series.
(4) Formerly, the World Total Return Series.
(5) Formerly, the Conservative Growth Series.



          The length of the period and the last day of each period used in the above table are set out in the table headings. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:
                                  n
                          P(l + T)  = ERV

     Where:    P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return for the period n = number of years
             ERV = redeemable value (as of the end of the period) of a
                   hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

          The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return." For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since May 1, 1995. No information is shown for the Series that have not commenced operations or that had been in operation for less than one year as of December 31, 1998.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1998

                                             1 YEAR       5 YEAR       10 YEAR                        DATE OF
                                             PERIOD       PERIOD       PERIOD        LIFE*           INCEPTION
                                           -----------  -----------  -----------  -----------  ----------------------
 Capital Appreciation Series.............     27.02%       18.51%       18.69%       16.36%       August 13, 1985
 Capital Opportunities Series............     25.43%         --           --         23.43%        June 3, 1996
 Emerging Growth Series..................     32.03%         --           --         28.97%         May 1, 1995
 Global Asset Allocation Series..........      5.40%         --           --         11.84%       November 7, 1994
 Global Governments Series...............     14.27%        4.54%        7.27%        7.17%         May 16, 1988
 Global Growth Series....................     13.27%       10.81%         --         11.85%       November 16, 1993
 Global Total Return Series..............     17.09%         --           --         14.22%       November 7, 1994
 Government Securities Series............      7.50%        5.27%        7.20%        7.37%       August 12, 1985
 High Yield Series.......................     (0.64)%       6.44%        8.08%        8.25%       August 13, 1985
 International Growth Series.............      0.77%         --           --         (1.90)%       June 3, 1996
 International Growth and Income Series..     20.27%         --           --          8.90%       October 2, 1995
 Managed Sectors Series..................     10.97%       15.15%       16.17%       15.61%         May 27, 1988
 Massachusetts Investors Trust Series....     21.89%       21.02%         --         17.53%      December 5, 1986
 MFS/Foreign & Colonial Emerging Markets
  Equity Series..........................    (30.78)%        --           --        (10.72)%       June 5, 1996
 Money Market Series.....................      3.80%        3.40%        3.85%        4.11%      August 29, 1985
 Research Series.........................     21.70%         --           --         22.65%      November 7, 1994
 Research Growth and Income Series.......     20.94%         --           --         18.75%        May 12, 1997
 Total Return Series.....................      9.94%       11.85%       11.28%       11.06%        May 16, 1988
 Utilities Series........................     16.22%       17.45%         --         16.90%      November 16, 1993

------------------------
 *From commencement of investment operations

NON-STANDARDIZED COMPOUND GROWTH RATE

    The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Compound Growth Rate for the stated periods (or shorter period indicated in the table), based upon a hypothetical investment, calculated in accordance with the formula set out under "Standardized Average Annual Return," except that no withdrawal charges or annual Account Fees have been deducted. If withdrawal charges or Account Fees were reflected, returns would be lower (see "Standardized Average Annual Total Return" and "Non Standardized Average Annual Return"). For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since May 1, 1995. No information is shown for the Series that have not commenced operations or which had been in operation for less than one year as of December 31, 1998.

                    NON-STANDARDIZED COMPOUND GROWTH RATE
                        PERIOD ENDING DECEMBER 31, 1998



                                             1 YEAR       5 YEAR       10 YEAR                        DATE OF
                                             PERIOD       PERIOD       PERIOD        LIFE*           INCEPTION
                                           -----------  -----------  -----------  -----------  ----------------------
 SUB-ACCOUNTS:
 Capital Appreciation Series.............     27.42%       18.67%       18.77%      16.43%         August 13, 1985
 Capital Opportunities Series............     25.68%         --           --        23.68%           June 3, 1996
 Emerging Growth Series..................     32.51%         --           --        29.47%        September 28, 1995
 Global Asset Allocation Series..........      5.47%         --           --        11.93%         November 7, 1994
 Global Governments Series...............     14.31%        4.55%       7.28%        7.18%           May 16, 1988
 Global Growth Series....................     13.40%       10.96%         --        12.00%        November 16, 1993
 Global Total Return Series..............     17.15%         --           --        14.25%         November 7, 1994
 Government Securities Series............      7.64%        5.46%        7.36%       7.52%         August 12, 1985
 High Yield Series.......................     (0.40)%       6.62%        8.23%       8.38%         August 13, 1985
 International Growth Series.............      0.89%         --           --        (1.76)%          June 3, 1996
 International Growth and Income Series..     20.39%         --           --         9.04%         October 2, 1995
 Managed Sectors Series..................     11.14%       15.19%      16.18%       15.63%           May 27, 1988
 Massachusetts Investors Trust Series....     22.59%       21.31%         --        17.80%         November 8, 1991
 MFS/Foreign & Colonial Emerging Markets
  Equity Series..........................    (30.66)%        --           --       (10.58)%          June 5, 1996
 Money Market Series.....................      3.97%        3.61%       4.04%        4.30%         August 29, 1985
 Research Series.........................     22.38%         --           --        23.40%         November 7, 1994
 Research Growth and Income Series.......     20.94%         --           --        18.75%           May 12, 1997
 Total Return Series.....................     10.62%       12.67%      11.97%       11.73%           May 16, 1988
 Utilities Series........................     16.40%       17.49%         --        16.95%        November 16, 1993

------------------------
 *From commencement of investment operations


ADDITIONAL NON-STANDARDIZED INVESTMENT PERFORMANCE:

          The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

          "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

          "Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                         ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valueweighted and was introduced with a base of 100.00 on February 5, 1971.


          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.


          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

          In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company may illustrate the advantages of the Contracts in a number of ways:

          DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.


          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.


          THE COMPANY'S OR MFS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

          THE COMPANY'S OR MFS' ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1997 the Company was the 37th largest U.S. life insurance company based upon overall assets and its ultimate parent company, Sun Life Assurance Company of Canada, was the 21st largest.


          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE MFS REGATTA CLASSIC VARIABLE ANNUITY OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

     Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003133 (the daily equivalent of the current maximum charge of 1.15% on an annual basis) gives a net investment factor of 1.00324378. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6118151 (14.5645672 X 1.00324378).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3847226 (12.3456789 X 1.00324378 (the Net Investment Factor) X 0.99991902).
0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3847226. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3846325).

CALCULATION OF ANNUITY VALUES

          The Fixed Annuity Unit Value for each Sub-Account is $10.00 for the first Valuation Period of the Sub-Account. For subsequent Valuation periods, the Variable Annuity Unit Value for the Sub-Account is the previous Variable Annuity Unit Value times the Net Investment Factor for the Sub-Account.

                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.


          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 1.20% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                       DESIGNATION AND CHANGE OF BENEFICIARY

          The Beneficiary designation in the Application will remain in effect until changed.


          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life of Canada (U.S.) Variable Account F for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998

 Assets:
   Investment in MFS/Sun Life Series Trust:                                               Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Bond Series ("BDS")..............................................................    1,833,052  $   19,308,754  $   19,594,756
     Capital Appreciation Series ("CAS")..............................................   32,535,812   1,207,116,273   1,494,454,468
     Capital Opportunities Series ("COS").............................................   11,033,845     154,891,892     187,374,642
     Conservative Growth Series ("CGS")...............................................   45,143,592   1,273,801,516   1,726,636,223
     Emerging Growth Series ("EGS")...................................................   30,106,934     505,953,776     700,846,932
     Equity Income Series ("EIS").....................................................      808,548       7,896,401       8,491,757
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................    2,266,785      22,335,481      16,977,985
     International Growth Series ("FCI")..............................................    3,626,435      35,824,144      35,304,699
     International Growth and Income Series ("FCG")...................................    5,453,761      65,412,844      71,908,458
     Government Securities Series ("GSS").............................................   29,861,826     385,880,145     399,987,008
     High Yield Series ("HYS")........................................................   31,251,222     294,351,362     286,371,075
     Managed Sectors Series ("MSS")...................................................   11,831,026     317,435,697     334,165,044
     Massachusetts Investors Growth Stock Series ("MIS")..............................    6,724,723      69,779,820      81,191,995
     Money Market Series ("MMS")......................................................  417,135,145     417,135,145     417,135,145
     New Discovery Series ("NWD").....................................................    1,250,089      11,775,479      13,279,492
     Research Series ("RES")..........................................................   41,174,957     725,772,331     947,967,793
     Research Growth & Income Series ("RGS")..........................................    2,708,382      32,789,497      36,276,888
     Research International Series ("RSS")............................................      373,636       3,392,628       3,519,310
     Strategic Income Series ("SIS")..................................................      774,644       7,563,923       7,781,098
     Total Return Series ("TRS")......................................................   85,415,374   1,568,357,466   1,816,228,173
     Utilities Series ("UTS").........................................................   12,363,259     176,926,102     211,219,612
     World Asset Allocation Series ("WAA")............................................    8,540,141     119,915,782     123,362,461
     World Governments Series ("WGS").................................................    7,341,822      83,199,514      89,769,321
     World Growth Series ("WGR")......................................................   16,637,922     227,100,556     260,469,628
     World Total Return Series ("WTR")................................................    5,736,216      80,641,108      95,255,576
                                                                                                     --------------  --------------
                                                                                                     $7,814,557,636  $9,385,569,539
                                                                                                     --------------
                                                                                                     --------------
   Receivable from Sponsor.........................................................................................         124,848
                                                                                                                     --------------
         Net Assets................................................................................................  $9,385,694,387
                                                                                                                     --------------
                                                                                                                     --------------

                                                     Applicable to Owners of          Reserve
                                               Deferred Variable Annuity Contracts      for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value      Annuities       Total
                                              ----------  ----------   ------------  ----------  --------------
   MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................     464,349   $38.0799    $ 17,690,821  $  128,185  $   17,819,006
     CAS -- Level 2.........................   9,053,993    15.3711     139,037,017     502,016     139,539,033
     GSS -- Level 1.........................     325,241    17.8992       5,834,948      85,153       5,920,101
     GSS -- Level 2.........................   2,656,978    11.4928      30,519,539     186,149      30,705,688
     HYS -- Level 1.........................      73,632    21.8836       1,617,626       4,912       1,622,538
     HYS -- Level 2.........................   1,320,379    11.1015      14,660,653      65,418      14,726,071
     MSS -- Level 1.........................     196,463    30.2227       5,814,583      64,763       5,879,346
     MSS -- Level 2.........................   2,730,897    13.6177      37,269,491      76,615      37,346,106
     MMS -- Level 1.........................     268,447    13.6495       3,851,232      27,783       3,879,015
     MMS -- Level 2.........................   3,722,758    10.7906      39,934,531       3,596      39,938,127
     TRS -- Level 1.........................     898,137    26.5642      23,875,313     222,411      24,097,724
     TRS -- Level 2.........................  12,506,430    13.3189     166,507,969   1,042,925     167,550,894
     WGS -- Level 1.........................      89,328    18.6916       1,681,850      39,205       1,721,055
     WGS -- Level 2.........................     834,010    11.2037       9,329,126      36,551       9,365,677
                                                                       ------------  ----------  --------------
                                                                       $497,624,699  $2,485,682  $  500,110,381
                                                                       ------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS REGATTA GOLD CONTRACTS:
     BDS....................................   1,182,239   $10.5921    $   12,523,169  $  148,957  $   12,672,126
     CAS....................................  37,500,481    34.7871     1,304,369,755   6,496,774   1,310,866,529
     COS....................................  10,262,282    17.2085       176,609,581     303,057     176,912,638
     CGS....................................  51,880,765    31.7109     1,645,157,266   5,065,107   1,650,222,373
     EGS....................................  28,900,957    23.0408       665,946,545   1,249,399     667,195,944
     EIS....................................     528,238    10.4065         5,496,893      --           5,496,893
     FCE....................................   2,147,348     7.4615        16,021,601      19,295      16,040,896
     FCI....................................   3,290,043     9.5047        31,272,468      50,802      31,323,270
     FCG....................................   5,214,558    13.1538        68,597,649      89,079      68,686,728
     GSS....................................  23,218,234    15.0941       350,499,319   1,093,255     351,592,574
     HYS....................................  14,190,817    18.0207       255,739,789     889,807     256,629,596
     MSS....................................  11,245,144    25.4406       285,790,341     972,779     286,763,120
     MIS....................................   4,121,518    11.9635        49,306,625      88,325      49,394,950
     MMS....................................  29,387,086    12.2282       359,428,914   1,587,715     361,016,629
     NWD....................................     794,859    10.5258         8,366,403      37,385       8,403,788
     RES....................................  38,553,986    23.7119       913,668,029   2,442,962     916,110,991
     RGS....................................   2,408,676    13.1605        31,700,558     131,422      31,831,980
     RSS....................................     190,267     9.3330         1,776,592      --           1,776,592
     SIS....................................     622,914     9.9530         6,199,328      --           6,199,328
     TRS....................................  71,102,020    22.1273     1,573,134,778   4,410,143   1,577,544,921
     UTS....................................   9,023,102    22.0489       198,939,550     710,512     199,650,062
     WAA....................................   7,576,691    15.8203       119,890,942     617,113     120,508,055
     WGS....................................   5,048,219    15.2422        76,964,930     444,193      77,409,123
     WGR....................................  14,522,129    17.6676       256,577,775     663,609     257,241,384
     WTR....................................   5,354,633    17.1741        91,961,363     521,228      92,482,591
                                                                       --------------  ----------  --------------
                                                                       $8,505,940,163  $28,032,918 $8,533,973,081
                                                                       --------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS REGATTA CLASSIC CONTRACTS:
     BDS....................................      35,123   $10.4200    $      365,971  $   --      $      365,971
     CAS....................................     465,812    15.2806         7,116,057      --           7,116,057
     COS....................................     277,518    15.9773         4,429,393      --           4,429,393
     CGS....................................   1,213,193    15.7220        19,066,338         701      19,067,039
     EGS....................................     959,802    15.2416        14,625,520      --          14,625,520
     EIS....................................      12,113    10.6318           128,778      --             128,778
     FCE....................................      43,654     7.8620           343,375      --             343,375
     FCI....................................      83,820     9.8139           822,725      --             822,725
     FCG....................................      90,582    12.7274         1,152,339      --           1,152,339
     GSS....................................     297,310    11.5012         3,424,501      --           3,424,501
     HYS....................................     342,363    11.2212         3,840,819      --           3,840,819
     MSS....................................     140,324    13.2363         1,856,704      --           1,856,704
     MIS....................................     232,788    11.9830         2,790,662      --           2,790,662
     MMS....................................     270,417    10.7995         2,919,832      --           2,919,832
     NWD....................................      29,182    10.5430           307,881      --             307,881
     RES....................................     872,289    14.3354        12,502,110      --          12,502,110
     RGS....................................      33,882    12.9744           439,317      --             439,317
     RSS....................................       2,234    11.0101            24,596      --              24,596
     SIS....................................       2,577     9.8850            25,477      --              25,477
     TRS....................................   1,731,292    13.1773        22,813,315       1,386      22,814,701
     UTS....................................     178,136    14.8587         2,640,990      --           2,640,990
     WAA....................................      53,167    11.5822           616,156      --             616,156
     WGS....................................      40,074    11.4588           459,164      --             459,164
     WGR....................................     121,297    12.8959         1,563,449      --           1,563,449
     WTR....................................      91,253    13.0681         1,192,112         723       1,192,835
                                                                       --------------  ----------  --------------
                                                                       $  105,467,581  $    2,810  $  105,470,391
                                                                       --------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     -------------------------------------   Variable
 (CONTINUED):                                  Units    Unit Value       Value        Annuities       Total
                                              --------  ----------   --------------  -----------  --------------
   MFS REGATTA PLATINUM CONTRACTS:
     BDS....................................   628,000   $10.4201    $    6,543,991  $   --       $    6,543,991
     CAS....................................  1,683,164   11.3405        19,087,857       21,268      19,109,125
     COS....................................   556,955    10.8048         6,017,955      --            6,017,955
     CGS....................................  5,331,018   10.7939        57,543,942       58,386      57,602,328
     EGS....................................  1,651,404   11.5819        19,126,029      --           19,126,029
     EIS....................................   272,362    10.5234         2,866,086      --            2,866,086
     FCE....................................    72,586     8.1616           592,467      --              592,467
     FCI....................................   338,938     9.3254         3,160,703      --            3,160,703
     FCG....................................   199,346    10.3378         2,060,785      --            2,060,785
     GSS....................................   816,102    10.4116         8,497,341      --            8,497,341
     HYS....................................  1,000,705    9.5030         9,509,687        9,324       9,519,011
     MSS....................................   211,044    10.5861         2,234,121       21,614       2,255,735
     MIS....................................  2,428,134   11.9094        28,917,948       87,345      29,005,293
     MMS....................................   886,479    10.1878         9,031,808      119,936       9,151,744
     NWD....................................   436,178    10.4124         4,541,543       23,912       4,565,455
     RES....................................  1,751,713   11.0189        19,301,999       96,452      19,398,451
     RGS....................................   387,080    10.3415         4,002,882      --            4,002,882
     RSS....................................   181,131     9.4845         1,718,122      --            1,718,122
     SIS....................................   157,634     9.8713         1,556,293      --            1,556,293
     TRS....................................  2,318,847   10.2907        23,862,327      210,689      24,073,016
     UTS....................................   819,649    10.9233         8,953,383       10,545       8,963,928
     WAA....................................   228,839     9.7081         2,221,401      --            2,221,401
     WGS....................................    76,270    11.2639           858,944      --              858,944
     WGR....................................   162,856    10.2820         1,674,403      --            1,674,403
     WTR....................................   152,857    10.4567         1,598,349          697       1,599,046
                                                                     --------------  -----------  --------------
                                                                     $  245,480,366  $   660,168  $  246,140,534
                                                                     --------------  -----------  --------------
     Net Assets.............................                         $9,354,512,809  $31,181,578  $9,385,694,387
                                                                     --------------  -----------  --------------
                                                                     --------------  -----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998

                                            BDS             CAS            COS             CGS
                                       Sub-Account*     Sub-Account    Sub-Account     Sub-Account
                                      ---------------   ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........    $  --           $145,840,372   $  5,578,765   $  93,714,906
   Mortality and expense risk
    charges.........................       (73,456)      (15,736,721)    (1,733,280)    (17,202,966)
   Distribution expense charges.....       --                (84,682)       --             --
   Administrative expense charges...        (8,815)       (1,803,725)      (207,994)     (2,064,356)
                                      ---------------   ------------   ------------   -------------
     Net investment income (loss)...    $  (82,271)     $128,215,244   $  3,637,491   $  74,447,584
                                      ---------------   ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............    $5,147,887      $333,053,338   $ 18,663,825   $  67,989,586
     Cost of investments sold.......    (4,931,477)     (266,350,843)   (13,493,338)    (34,336,835)
                                      ---------------   ------------   ------------   -------------
       Net realized gains
        (losses)....................    $  216,410      $ 66,702,495   $  5,170,487   $  33,652,751
                                      ---------------   ------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year....................    $  286,002      $287,338,195   $ 32,482,750   $ 452,834,707
     Beginning of year..............       --            165,968,995     11,851,082     285,383,733
                                      ---------------   ------------   ------------   -------------
       Change in unrealized
        appreciation
        (depreciation)..............    $  286,002      $121,369,200   $ 20,631,668   $ 167,450,974
                                      ---------------   ------------   ------------   -------------
     Realized and unrealized gains
      (losses)......................    $  502,412      $188,071,695   $ 25,802,155   $ 201,103,725
                                      ---------------   ------------   ------------   -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................    $  420,141      $316,286,939   $ 29,439,646   $ 275,551,309
                                      ---------------   ------------   ------------   -------------
                                      ---------------   ------------   ------------   -------------

                                           EGS            EIS            FCE
                                       Sub-Account    Sub-Account*   Sub-Account
                                      -------------   ------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  18,895,299     $--          $    747,426
   Mortality and expense risk
    charges.........................     (6,840,338)    (28,468)         (249,740)
   Distribution expense charges.....       --            --               --
   Administrative expense charges...       (820,840)     (3,416)          (29,969)
                                      -------------   ------------   ------------
     Net investment income (loss)...  $  11,234,121     $(31,884)    $    467,717
                                      -------------   ------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............  $  67,761,609   3,$017,698     $ 16,258,903
     Cost of investments sold.......    (45,241,707)  (3,135,184)     (20,682,560)
                                      -------------   ------------   ------------
       Net realized gains
        (losses)....................  $  22,519,902    ($117,486)    $ (4,423,657)
                                      -------------   ------------   ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year....................  $ 194,893,156     $595,356     $ (5,357,496)
     Beginning of year..............     69,992,703      --            (1,673,420)
                                      -------------   ------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 124,900,453     $595,356     $ (3,684,076)
                                      -------------   ------------   ------------
     Realized and unrealized gains
      (losses)......................  $ 147,420,355     $477,870     $ (8,107,733)
                                      -------------   ------------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 158,654,476     $445,986     $ (7,640,016)
                                      -------------   ------------   ------------
                                      -------------   ------------   ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998 -- continued

                                               FCI            FCG             GSS          HYS           MSS            MIS
                                           Sub-Account    Sub-Account     Sub-Account  Sub-Account   Sub-Account    Sub-Account*
                                           -----------   --------------   -----------  ------------  ------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  317,696     1$,908,465      $20,116,757  $ 17,576,410  $ 49,435,052    $ --
   Mortality and expense risk charges....    (374,634)     (770,139)       (4,519,127)   (3,406,720)   (3,954,559)   (248,138)
   Distribution expense charges..........      --            --               (23,267)      (11,390)      (25,353)     --
   Administrative expense charges........     (44,956)      (92,417)         (519,028)     (397,417)     (449,194)    (29,777)
                                           -----------   --------------   -----------  ------------  ------------  --------------
       Net investment income (loss)......  $ (101,894)    1$,045,909      $15,055,335  $ 13,760,883  $ 45,005,946    $(277,915)
                                           -----------   --------------   -----------  ------------  ------------  --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $6,476,662    39$,966,952      $141,956,429 $127,769,004  $ 83,847,621   5$,759,463
     Cost of investments sold............  (6,610,768)   (34,355,430)     (134,011,602) (123,024,988)  (72,366,519) (5,468,843)
                                           -----------   --------------   -----------  ------------  ------------  --------------
       Net realized gains (losses).......  $ (134,106)    5$,611,522      $ 7,944,827  $  4,744,016  $ 11,481,102    $290,620
                                           -----------   --------------   -----------  ------------  ------------  --------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year.........................  $ (519,445)    6$,495,614      $14,106,863  $ (7,980,287) $ 16,729,347  11$,412,175
     Beginning of year...................    (418,012)    2,425,793        11,293,081    12,659,920    40,525,807      --
                                           -----------   --------------   -----------  ------------  ------------  --------------
       Change in unrealized appreciation
        (depreciation)...................  $ (101,433)    4$,069,821      $ 2,813,782  $(20,640,207) $(23,796,460) 11$,412,175
                                           -----------   --------------   -----------  ------------  ------------  --------------
     Realized and unrealized gains
      (losses)...........................  $ (235,539)    9$,681,343      $10,758,609  $(15,896,191) $(12,315,358) 11$,702,795
                                           -----------   --------------   -----------  ------------  ------------  --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ (337,433)   10$,727,252      $25,813,944  $ (2,135,308) $ 32,690,588  11$,424,880
                                           -----------   --------------   -----------  ------------  ------------  --------------
                                           -----------   --------------   -----------  ------------  ------------  --------------

                                               MMS
                                           Sub-Account
                                           ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 17,312,637
   Mortality and expense risk charges....    (4,328,735)
   Distribution expense charges..........       (17,272)
   Administrative expense charges........      (502,176)
                                           ------------
       Net investment income (loss)......  $ 12,464,454
                                           ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $648,695,089
     Cost of investments sold............  (648,695,089)
                                           ------------
       Net realized gains (losses).......  $    --
                                           ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year.........................  $    --
     Beginning of year...................       --
                                           ------------
       Change in unrealized appreciation
        (depreciation)...................  $    --
                                           ------------
     Realized and unrealized gains
      (losses)...........................  $    --
                                           ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 12,464,454
                                           ------------
                                           ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998 -- continued

                                          NWD             RES            RGS            RSS           SIS
                                      Sub-Account*    Sub-Account    Sub-Account    Sub-Account*  Sub-Account*
                                      ------------   -------------   ------------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........    $--          $  34,036,093     $76,267        $--           $--
   Mortality and expense risk
    charges.........................    (49,668)        (9,949,193)   (243,948)      (13,748)       (33,096)
   Distribution expense charges.....     --               --            --             --            --
   Administrative expense charges...     (5,960)        (1,193,903)    (29,274)       (1,650)        (3,971)
                                      ------------   -------------   ------------   -----------   ------------
       Net investment income
        (loss)......................    $(55,628)    $  22,892,997    ($196,955)     ($15,398)      $(37,067)
                                      ------------   -------------   ------------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions
     Proceeds from sales............  1,$614,329     $  55,466,811   6,$084,512      5$50,369     3,$456,275
     Cost of investments sold.......  (1,692,255)      (33,492,897)  (5,571,502)    (645,339)     (3,545,101)
                                      ------------   -------------   ------------   -----------   ------------
     Net realized gains (losses)....    $(77,926)    $  21,973,914     $513,010      ($94,970)      $(88,826)
                                      ------------   -------------   ------------   -----------   ------------
   Net unrealized appreciation on
    investments
     End of year....................  1,$504,013     $ 222,195,462   3,$487,391      1$26,682       $217,175
     Beginning of year..............     --            111,290,775     263,416         --            --
                                      ------------   -------------   ------------   -----------   ------------
       Change in unrealized
        appreciation................  1,$504,013     $ 110,904,687   3,$223,975      1$26,682       $217,175
                                      ------------   -------------   ------------   -----------   ------------
     Realized and unrealized
      gains.........................  1,$426,087     $ 132,878,601   3,$736,985       $31,712       $128,349
                                      ------------   -------------   ------------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................  1,$370,459     $ 155,771,598   3,$540,030       $16,314       $91,282
                                      ------------   -------------   ------------   -----------   ------------
                                      ------------   -------------   ------------   -----------   ------------

                                           TRS             UTS
                                       Sub-Account     Sub-Account
                                      -------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 187,021,256    $  17,526,264
   Mortality and expense risk
    charges.........................    (21,072,561)      (1,979,657)
   Distribution expense charges.....       (122,533)        --
   Administrative expense charges...     (2,406,174)        (237,559)
                                      -------------   --------------
       Net investment income
        (loss)......................  $ 163,419,988    $  15,309,048
                                      -------------   --------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions
     Proceeds from sales............  $ 285,917,310    $   9,858,290
     Cost of investments sold.......   (234,220,673)      (6,719,351)
                                      -------------   --------------
     Net realized gains (losses)....  $  51,696,637    $   3,138,939
                                      -------------   --------------
   Net unrealized appreciation on
    investments
     End of year....................  $ 247,870,707    $  34,293,510
     Beginning of year..............    297,846,753       28,380,652
                                      -------------   --------------
       Change in unrealized
        appreciation................  $ (49,976,046)   $   5,912,858
                                      -------------   --------------
     Realized and unrealized
      gains.........................  $   1,720,591    $   9,051,797
                                      -------------   --------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................  $ 165,140,579    $  24,360,845
                                      -------------   --------------
                                      -------------   --------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998 -- continued

                                               WAA            WGS            WGR            WTR
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account        Total
                                           ------------   ------------   ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  9,239,610   $  1,161,945   $ 18,963,375   $  3,790,536   $ 643,259,131
   Mortality and expense risk charges....    (1,568,686)    (1,115,945)    (3,101,995)    (1,031,335)    (99,626,853)
   Distribution expense charges..........       --              (8,707)       --             --             (293,204)
   Administrative expense charges........      (188,242)      (125,206)      (372,239)      (123,760)    (11,662,018)
                                           ------------   ------------   ------------   ------------   -------------
       Net investment income (loss)......  $  7,482,682   $    (87,913)  $ 15,489,141   $  2,635,441   $ 531,677,056
                                           ------------   ------------   ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $ 28,323,513   $ 36,276,075   $ 47,578,064   $ 15,451,732   $2,056,941,346
     Cost of investments sold............   (24,630,654)   (36,774,597)   (35,986,240)   (11,648,715)  (1,807,632,507)
                                           ------------   ------------   ------------   ------------   -------------
       Net realized gains (losses).......  $  3,692,859   $   (498,522)  $ 11,591,824   $  3,803,017   $ 249,308,839
                                           ------------   ------------   ------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year.........................  $  3,446,679   $  6,569,807   $ 33,369,072   $ 14,614,468   $1,571,011,903
     Beginning of year...................     9,486,253     (5,701,264)    31,911,034      8,223,467   1,079,710,768
                                           ------------   ------------   ------------   ------------   -------------
       Change in unrealized appreciation
        (depreciation)...................  $ (6,039,574)  $ 12,271,071   $  1,458,038   $  6,391,001   $ 491,301,135
                                           ------------   ------------   ------------   ------------   -------------
     Realized and unrealized gains
      (losses)...........................  $ (2,346,715)  $ 11,772,549   $ 13,049,862   $ 10,194,018   $ 740,609,974
                                           ------------   ------------   ------------   ------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $  5,135,967   $ 11,684,636   $ 28,539,003   $ 12,829,459   $1,272,287,030
                                           ------------   ------------   ------------   ------------   -------------
                                           ------------   ------------   ------------   ------------   -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                         BDS                     CAS                             COS
                                     Sub-Account             Sub-Account                     Sub-Account
                                     ------------  --------------------------------  ---------------------------
                                      Year Ended     Year Ended       Year Ended      Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,
                                        1998*           1998             1997            1998           1997
                                     ------------  ---------------  ---------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $    (82,271) $   128,215,244  $    74,369,495  $   3,637,491  $   (375,236)
   Net realized gains...............      216,410       66,702,495       86,668,781      5,170,487       337,679
   Net unrealized gains.............      286,002      121,369,200       32,342,322     20,631,668    11,106,441
                                     ------------  ---------------  ---------------  -------------  ------------
       Increase in net assets from
        operations.................. $    420,141  $   316,286,939  $   193,380,598  $  29,439,646  $ 11,068,884
                                     ------------  ---------------  ---------------  -------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  9,875,456  $   107,933,141  $   191,209,464  $  38,230,487  $ 29,587,412
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    9,534,568       47,848,492       28,967,751     40,051,430    31,786,583
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (395,676)    (114,794,853)    (177,738,789)    (7,541,790)   (2,199,052)
                                     ------------  ---------------  ---------------  -------------  ------------
       Net accumulation activity.... $ 19,014,348  $    40,986,780  $    42,438,426  $  70,740,127  $ 59,174,943
                                     ------------  ---------------  ---------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $    164,170  $     1,220,067  $     1,367,156  $     142,386  $    136,454
     Annuity payments and contract
      charges.......................       (3,903)      (1,025,009)        (736,487)       (46,545)      (15,580)
     Net Transfers between
      Sub-Accounts..................      --               (41,318)          40,842         25,440       --
     Adjustments to annuity
      reserves......................      (12,668)         (88,123)         (64,938)       (10,400)       (4,256)
                                     ------------  ---------------  ---------------  -------------  ------------
     Net annuitization activity..... $    147,599  $        65,617  $       606,573  $     110,881  $    116,618
                                     ------------  ---------------  ---------------  -------------  ------------
   Increase in net assets from
    contract owner transactions..... $ 19,161,947  $    41,052,397  $    43,044,999  $  70,851,008  $ 59,291,561
                                     ------------  ---------------  ---------------  -------------  ------------
     Increase in net assets......... $ 19,582,088  $   357,339,336  $   236,425,597  $ 100,290,654  $ 70,360,445
                                     ------------  ---------------  ---------------  -------------  ------------
 NET ASSETS:
   Beginning of year................      --         1,137,110,414      900,684,817     87,069,332    16,708,887
                                     ------------  ---------------  ---------------  -------------  ------------
   End of year...................... $ 19,582,088  $ 1,494,449,750  $ 1,137,110,414  $ 187,359,986  $ 87,069,332
                                     ------------  ---------------  ---------------  -------------  ------------
                                     ------------  ---------------  ---------------  -------------  ------------

                                                   CGS
                                               Sub-Account
                                     --------------------------------
                                       Year Ended       Year Ended
                                        Dec. 31,         Dec. 31,
                                          1998             1997
                                     ---------------  ---------------
 OPERATIONS:
   Net investment income (loss)..... $    74,447,584  $    24,679,106
   Net realized gains...............      33,652,751        9,412,903
   Net unrealized gains.............     167,450,974      162,512,568
                                     ---------------  ---------------
       Increase in net assets from
        operations.................. $   275,551,309  $   196,604,577
                                     ---------------  ---------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $   265,107,890  $   211,472,643
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     206,082,223      176,163,947
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (88,307,981)     (42,133,444)
                                     ---------------  ---------------
       Net accumulation activity.... $   382,882,132  $   345,503,146
                                     ---------------  ---------------
   Annuitization Activity:
     Annuitizations................. $     2,012,633  $       947,612
     Annuity payments and contract
      charges.......................        (713,563)        (271,967)
     Net Transfers between
      Sub-Accounts..................        (116,539)         354,557
     Adjustments to annuity
      reserves......................         265,082           52,749
                                     ---------------  ---------------
     Net annuitization activity..... $     1,447,613  $     1,082,951
                                     ---------------  ---------------
   Increase in net assets from
    contract owner transactions..... $   384,329,745  $   346,586,097
                                     ---------------  ---------------
     Increase in net assets......... $   659,881,054  $   543,190,674
                                     ---------------  ---------------
 NET ASSETS:
   Beginning of year................   1,067,010,686      523,820,012
                                     ---------------  ---------------
   End of year...................... $ 1,726,891,740  $ 1,067,010,686
                                     ---------------  ---------------
                                     ---------------  ---------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 EGS                   EIS                  FCE
                                             Sub-Account           Sub-Account          Sub-Account
                                     ----------------------------  ------------  --------------------------
                                      Year Ended     Year Ended     Year Ended    Year Ended    Year Ended
                                       Dec. 31,       Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,
                                         1998           1997          1998*          1998          1997
                                     -------------  -------------  ------------  ------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  11,234,121  $  (3,455,859) $   (31,884)  $    467,717  $   (230,489)
   Net realized gains (losses)......    22,519,902      8,307,222     (117,486)    (4,423,657)      974,141
   Net unrealized gains (losses)....   124,900,453     53,637,553      595,356     (3,684,076)   (1,720,809)
                                     -------------  -------------  ------------  ------------  ------------
       Increase (decrease) in net
        assets from operations...... $ 158,654,476  $  58,488,916  $   445,986   $ (7,640,016) $   (977,157)
                                     -------------  -------------  ------------  ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  90,838,283  $  95,095,489  $ 4,758,335   $  2,734,886  $  9,918,873
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    40,488,353     57,336,795    3,493,264     (1,032,098)   12,522,767
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (30,769,813)   (16,909,470)    (205,828)      (897,534)     (953,005)
                                     -------------  -------------  ------------  ------------  ------------
       Net accumulation activity.... $ 100,556,823  $ 135,522,814  $ 8,045,771   $    805,254  $ 21,488,635
                                     -------------  -------------  ------------  ------------  ------------
   Annuitization Activity:
     Annuitizations................. $     453,478  $     158,875  $   --        $      3,586  $     39,195
     Annuity payments and contract
      charges.......................      (113,219)       (58,246)     --              (7,084)       (5,864)
     Net transfers between
      Sub-Accounts..................        (5,495)        21,015      --             --            --
     Adjustments to annuity
      reserves......................       128,245          7,823      --                 218        (1,465)
                                     -------------  -------------  ------------  ------------  ------------
       Net annuitization activity... $     463,009  $     129,467  $   --        $     (3,280) $     31,866
                                     -------------  -------------  ------------  ------------  ------------
   Increase in net assets from
    contract owner transactions..... $ 101,019,832  $ 135,652,281  $ 8,045,771   $    801,974  $ 21,520,501
                                     -------------  -------------  ------------  ------------  ------------
     Increase (decrease) in net
      assets........................ $ 259,674,308  $ 194,141,197  $ 8,491,757   $ (6,838,042) $ 20,543,344
                                     -------------  -------------  ------------  ------------  ------------

 NET ASSETS:
   Beginning of year................   441,273,185    247,131,988      --          23,814,780     3,271,436
                                     -------------  -------------  ------------  ------------  ------------
   End of year...................... $ 700,947,493  $ 441,273,185  $ 8,491,757   $ 16,976,738  $ 23,814,780
                                     -------------  -------------  ------------  ------------  ------------
                                     -------------  -------------  ------------  ------------  ------------

                                                FCI
                                            Sub-Account
                                     --------------------------
                                      Year Ended    Year Ended
                                       Dec. 31,      Dec. 31,
                                         1998          1997
                                     ------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $   (101,894) $   (193,476)
   Net realized gains (losses)......     (134,106)     (156,246)
   Net unrealized gains (losses)....     (101,433)     (353,885)
                                     ------------  ------------
       Increase (decrease) in net
        assets from operations...... $   (337,433) $   (703,607)
                                     ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  8,231,578  $ 10,356,882
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    5,579,377     8,764,120
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (1,479,723)     (683,649)
                                     ------------  ------------
       Net accumulation activity.... $ 12,331,232  $ 18,437,353
                                     ------------  ------------
   Annuitization Activity:
     Annuitizations................. $      1,716  $     55,177
     Annuity payments and contract
      charges.......................       (5,621)       (2,405)
     Net transfers between
      Sub-Accounts..................      --            --
     Adjustments to annuity
      reserves......................        2,415          (416)
                                     ------------  ------------
       Net annuitization activity... $     (1,490) $     52,356
                                     ------------  ------------
   Increase in net assets from
    contract owner transactions..... $ 12,329,742  $ 18,489,709
                                     ------------  ------------
     Increase (decrease) in net
      assets........................ $ 11,992,309  $ 17,786,102
                                     ------------  ------------
 NET ASSETS:
   Beginning of year................   23,314,389     5,528,287
                                     ------------  ------------
   End of year...................... $ 35,306,698  $ 23,314,389
                                     ------------  ------------
                                     ------------  ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                FCG                          GSS
                                            Sub-Account                  Sub-Account
                                     --------------------------  ----------------------------
                                      Year Ended    Year Ended    Year Ended     Year Ended
                                       Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,
                                         1998          1998          1997           1998
                                     ------------  ------------  -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $  1,045,909  $    (87,178) $  15,055,335  $  16,257,472
   Net realized gains (losses)......    5,611,522       575,848      7,944,827       (320,218)
   Net unrealized gains (losses)....    4,069,821     1,624,106      2,813,782      5,893,925
                                     ------------  ------------  -------------  -------------
       Increase (decrease) in net
        assets from operations...... $ 10,727,252  $  2,112,776  $  25,813,944  $  21,831,179
                                     ------------  ------------  -------------  -------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  7,721,923  $  8,465,356  $  33,941,912  $  45,924,248
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    8,246,837     5,802,185     49,410,266      9,720,766
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (4,121,150)   (2,204,864)   (40,854,521)   (58,612,247)
                                     ------------  ------------  -------------  -------------
       Net accumulation activity.... $ 11,847,610  $ 12,062,677  $  42,497,657  $  (2,967,233)
                                     ------------  ------------  -------------  -------------
   Annuitization Activity:
     Annuitizations................. $     34,551  $     45,941  $   1,080,791  $     142,666
     Annuity payments and contract
      charges.......................      (28,601)       (6,247)      (563,274)      (181,979)
     Net transfers between
      Sub-Accounts..................      (17,030)      --             (10,317)       (55,523)
     Adjustments to annuity
      reserves......................      (10,148)           62         17,162        111,855
                                     ------------  ------------  -------------  -------------
       Net annuitization activity... $    (21,228) $     39,756  $     524,362  $      17,019
                                     ------------  ------------  -------------  -------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $ 11,826,382  $ 12,102,433  $  43,022,019  $  (2,950,214)
                                     ------------  ------------  -------------  -------------
     Increase in net assets......... $ 22,553,634  $ 14,215,209  $  68,835,963  $  18,880,965
                                     ------------  ------------  -------------  -------------

 NET ASSETS:
   Beginning of year................   49,346,218    35,131,009    331,304,242    312,423,277
                                     ------------  ------------  -------------  -------------
   End of year...................... $ 71,899,852  $ 49,346,218  $ 400,140,205  $ 331,304,242
                                     ------------  ------------  -------------  -------------
                                     ------------  ------------  -------------  -------------

                                                 HYS
                                             Sub-Account
                                     ----------------------------
                                      Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,
                                         1998           1997
                                     -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $  13,760,883  $   9,894,976
   Net realized gains (losses)......     4,744,016      6,191,967
   Net unrealized gains (losses)....   (20,640,207)     5,472,328
                                     -------------  -------------
       Increase (decrease) in net
        assets from operations...... $  (2,135,308) $  21,559,271
                                     -------------  -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  54,795,963  $  56,445,474
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    20,587,340     35,346,824
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (24,841,987)   (37,189,764)
                                     -------------  -------------
       Net accumulation activity.... $  50,541,316  $  54,602,534
                                     -------------  -------------
   Annuitization Activity:
     Annuitizations................. $     514,021  $     403,156
     Annuity payments and contract
      charges.......................      (301,855)      (164,426)
     Net transfers between
      Sub-Accounts..................      --             --
     Adjustments to annuity
      reserves......................        44,449          2,369
                                     -------------  -------------
       Net annuitization activity... $     256,615  $     241,099
                                     -------------  -------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $  50,797,931  $  54,843,633
                                     -------------  -------------
     Increase in net assets......... $  48,662,623  $  76,402,904
                                     -------------  -------------
 NET ASSETS:
   Beginning of year................   237,675,412    161,272,508
                                     -------------  -------------
   End of year...................... $ 286,338,035  $ 237,675,412
                                     -------------  -------------
                                     -------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 MSS                   MIS
                                             Sub-Account           Sub-Account
                                     ----------------------------  ------------
                                      Year Ended     Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1998           1997          1998*
                                     -------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  45,005,946  $  25,345,850  $   (277,915)
   Net realized gains (losses)......    11,481,102     19,553,090       290,620
   Net unrealized gains (losses)....   (23,796,460)    11,613,272    11,412,175
                                     -------------  -------------  ------------
       Increase in net assets from
        operations.................. $  32,690,588  $  56,512,212  $ 11,424,880
                                     -------------  -------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  22,720,393  $  56,177,555  $ 42,898,409
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    (5,210,223)    12,554,894    27,944,745
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (28,997,564)   (57,321,938)   (1,223,987)
                                     -------------  -------------  ------------
       Net accumulation activity.... $ (11,487,394) $  11,410,511  $ 69,619,167
                                     -------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $     360,666  $     558,077  $    158,201
     Annuity payments and contract
      charges.......................      (278,169)      (166,248)      (10,253)
     Net transfers between
      Sub-Accounts..................        (6,870)      --             --
     Adjustments to annuity
      reserves......................        (3,336)       (43,539)       (1,090)
                                     -------------  -------------  ------------
       Net annuitization activity... $      72,291  $     348,290  $    146,858
                                     -------------  -------------  ------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $ (11,415,103) $  11,758,801  $ 69,766,025
                                     -------------  -------------  ------------
     Increase (decrease) in net
      assets........................ $  21,275,485  $  68,271,013  $ 81,190,905
                                     -------------  -------------  ------------

 NET ASSETS:
   Beginning of year................   312,825,526    244,554,513       --
                                     -------------  -------------  ------------
   End of year...................... $ 334,101,011  $ 312,825,526  $ 81,190,905
                                     -------------  -------------  ------------
                                     -------------  -------------  ------------

                                                 MMS                   NWD
                                             Sub-Account           Sub-Account
                                     ----------------------------  ------------
                                      Year Ended     Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1998           1997          1998*
                                     -------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  12,464,454  $  12,238,449  $    (55,628)
   Net realized gains (losses)......      --             --             (77,926)
   Net unrealized gains (losses)....      --             --           1,504,013
                                     -------------  -------------  ------------
       Increase in net assets from
        operations.................. $  12,464,454  $  12,238,449  $  1,370,459
                                     -------------  -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  84,539,955  $ 151,523,026  $  5,928,260
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   205,348,459     (1,240,893)    6,269,724
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................  (180,586,976)  (229,658,956)     (345,722)
                                     -------------  -------------  ------------
       Net accumulation activity.... $ 109,301,438  $ (79,376,823) $ 11,852,262
                                     -------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $   1,223,366  $      79,534  $     59,889
     Annuity payments and contract
      charges.......................      (267,886)      (200,563)       (3,118)
     Net transfers between
      Sub-Accounts..................        (4,847)      (312,207)      --
     Adjustments to annuity
      reserves......................       (38,667)       (31,750)       (2,368)
                                     -------------  -------------  ------------
       Net annuitization activity... $     911,966  $    (464,986) $     54,403
                                     -------------  -------------  ------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $ 110,213,404  $ (79,841,809) $ 11,906,665
                                     -------------  -------------  ------------
     Increase (decrease) in net
      assets........................ $ 122,677,858  $ (67,603,360) $ 13,277,124
                                     -------------  -------------  ------------
 NET ASSETS:
   Beginning of year................   294,227,489    361,830,849       --
                                     -------------  -------------  ------------
   End of year...................... $ 416,905,347  $ 294,227,489  $ 13,277,124
                                     -------------  -------------  ------------
                                     -------------  -------------  ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                RES                          RGS
                                                            Sub-Account                  Sub-Account
                                                    ----------------------------  -------------------------
                                                     Year Ended     Year Ended     Year Ended   Year Ended
                                                      Dec. 31,       Dec. 31,       Dec. 31,     Dec. 31,
                                                        1998           1997           1998        1997**
                                                    -------------  -------------  ------------  -----------
 OPERATIONS:
   Net investment income (loss).................... $  22,892,997  $   5,840,008  $   (196,955) $   (21,782)
   Net realized gains (losses).....................    21,973,914      5,057,991       513,010        8,741
   Net unrealized gains............................   110,904,687     68,490,719     3,223,975      263,416
                                                    -------------  -------------  ------------  -----------
       Increase in net assets from operations...... $ 155,771,598  $  79,388,718  $  3,540,030  $   250,375
                                                    -------------  -------------  ------------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.................... $ 103,921,694  $ 153,316,348  $ 13,378,132  $ 2,950,897
     Net transfers between Sub-Accounts and Fixed
      Account......................................    82,986,033    119,233,197    14,755,314    2,726,224
     Withdrawals, surrenders, annuitizations and
      contract charges.............................   (44,188,615)   (24,008,616)   (1,413,449)     (29,969)
                                                    -------------  -------------  ------------  -----------
       Net accumulation activity................... $ 142,719,112  $ 248,540,929  $ 26,719,997  $ 5,647,152
                                                    -------------  -------------  ------------  -----------
   Annuitization Activity:
     Annuitizations................................ $     452,588  $     415,748  $     73,112  $   --
     Annuity payments and contract charges.........      (211,454)      (139,282)      (12,398)     --
     Net transfers between Sub-Accounts............        34,374         12,992        58,620      --
     Adjustments to annuity reserves...............       (35,852)       (40,528)       (2,709)     --
                                                    -------------  -------------  ------------  -----------
       Net annuitization activity.................. $     239,656  $     248,930  $    116,625  $   --
                                                    -------------  -------------  ------------  -----------
   Increase in net assets from contract owner
    transactions................................... $ 142,958,768  $ 248,789,859  $ 26,836,622  $ 5,647,152
                                                    -------------  -------------  ------------  -----------
     Increase in net assets........................ $ 298,730,366  $ 328,178,577  $ 30,376,652  $ 5,897,527
                                                    -------------  -------------  ------------  -----------

 NET ASSETS:
   Beginning of year...............................   649,281,186    321,102,609     5,897,527      --
                                                    -------------  -------------  ------------  -----------
   End of year..................................... $ 948,011,552  $ 649,281,186  $ 36,274,179  $ 5,897,527
                                                    -------------  -------------  ------------  -----------
                                                    -------------  -------------  ------------  -----------

                                                        RSS           SIS
                                                    Sub-Account   Sub-Account
                                                    ------------  -----------
                                                     Year Ended   Year Ended
                                                      Dec. 31,     Dec. 31,
                                                       1998*         1998*
                                                    ------------  -----------
 OPERATIONS:
   Net investment income (loss)....................   $ (15,398)  $  (37,067)
   Net realized gains (losses).....................     (94,970)     (88,826)
   Net unrealized gains............................     126,682      217,175
                                                    ------------  -----------
       Increase in net assets from operations......   $  16,314   $   91,282
                                                    ------------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received....................   $2,275,775  $3,255,808
     Net transfers between Sub-Accounts and Fixed
      Account......................................   1,268,571    4,501,699
     Withdrawals, surrenders, annuitizations and
      contract charges.............................     (41,350)     (67,691)
                                                    ------------  -----------
       Net accumulation activity...................   $3,502,996  $7,689,816
                                                    ------------  -----------
   Annuitization Activity:
     Annuitizations................................   $ --        $   --
     Annuity payments and contract charges.........     --            --
     Net transfers between Sub-Accounts............     --            --
     Adjustments to annuity reserves...............     --            --
                                                    ------------  -----------
       Net annuitization activity..................   $ --        $   --
                                                    ------------  -----------
   Increase in net assets from contract owner
    transactions...................................   $3,502,996  $7,689,816
                                                    ------------  -----------
     Increase in net assets........................   $3,519,310  $7,781,098
                                                    ------------  -----------
 NET ASSETS:
   Beginning of year...............................     --            --
                                                    ------------  -----------
   End of year.....................................   $3,519,310  $7,781,098
                                                    ------------  -----------
                                                    ------------  -----------

 * For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
** For the period July 7, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                 TRS                             UTS
                                                             Sub-Account                     Sub-Account
                                                   --------------------------------  ----------------------------
                                                     Year Ended       Year Ended      Year Ended     Year Ended
                                                      Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,
                                                        1998             1997            1998           1997
                                                   ---------------  ---------------  -------------  -------------
OPERATIONS:
  Net investment income........................... $   163,419,988  $   116,769,728  $  15,309,048  $   7,729,340
  Net realized gains..............................      51,696,637       66,640,057      3,138,939      2,083,741
  Net unrealized gains (losses)...................     (49,976,046)      74,650,982      5,912,858     14,781,219
                                                   ---------------  ---------------  -------------  -------------
      Increase in net assets from operations...... $   165,140,579  $   258,060,767  $  24,360,845  $  24,594,300
                                                   ---------------  ---------------  -------------  -------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.................... $   144,694,740  $   260,379,742  $  39,799,198  $  16,090,619
    Net transfers between Sub-Accounts and Fixed
     Account......................................      99,107,901       90,568,461     40,165,423     13,552,388
    Withdrawals, surrenders, annuitizations and
     contract charges.............................    (174,048,588)    (276,158,725)   (10,679,491)    (5,005,318)
                                                   ---------------  ---------------  -------------  -------------
      Net accumulation activity................... $    69,754,053  $    74,789,478  $  69,285,130  $  24,637,689
                                                   ---------------  ---------------  -------------  -------------
  Annuitization Activity:
    Annuitizations................................ $     2,556,048  $     1,271,371  $     357,771  $     165,628
    Annuity payments and contract charges.........      (1,415,164)        (935,550)      (266,331)       (60,528)
    Net transfers between Sub-Accounts............         104,077           87,811         93,575         28,886
    Adjustments to annuity reserves...............         157,679         (136,590)       117,915          2,804
                                                   ---------------  ---------------  -------------  -------------
      Net annuitization activity.................. $     1,402,640  $       287,042  $     302,930  $     136,790
                                                   ---------------  ---------------  -------------  -------------
  Increase (decrease) in net assets from contract
   owner transactions............................. $    71,156,693  $    75,076,520  $  69,588,060  $  24,774,479
                                                   ---------------  ---------------  -------------  -------------
    Increase in net assets........................ $   236,297,272  $   333,137,287  $  93,948,905  $  49,368,779
                                                   ---------------  ---------------  -------------  -------------

NET ASSETS:
  Beginning of year...............................   1,579,783,984    1,246,646,697    117,306,075     67,937,296
                                                   ---------------  ---------------  -------------  -------------
  End of year..................................... $ 1,816,081,256  $ 1,579,783,984  $ 211,254,980  $ 117,306,075
                                                   ---------------  ---------------  -------------  -------------
                                                   ---------------  ---------------  -------------  -------------

                                                               WAA
                                                           Sub-Account
                                                   ----------------------------
                                                    Year Ended     Year Ended
                                                     Dec. 31,       Dec. 31,
                                                       1998           1997
                                                   -------------  -------------
OPERATIONS:
  Net investment income........................... $   7,482,682  $   3,255,293
  Net realized gains..............................     3,692,859      2,612,317
  Net unrealized gains (losses)...................    (6,039,574)     2,483,575
                                                   -------------  -------------
      Increase in net assets from operations...... $   5,135,967  $   8,351,185
                                                   -------------  -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.................... $   8,860,816  $  23,232,543
    Net transfers between Sub-Accounts and Fixed
     Account......................................    (4,974,353)    17,783,698
    Withdrawals, surrenders, annuitizations and
     contract charges.............................    (6,184,345)    (5,742,891)
                                                   -------------  -------------
      Net accumulation activity................... $  (2,297,882) $  35,273,350
                                                   -------------  -------------
  Annuitization Activity:
    Annuitizations................................ $     196,381  $     167,170
    Annuity payments and contract charges.........       (88,583)       (51,214)
    Net transfers between Sub-Accounts............         1,087         79,307
    Adjustments to annuity reserves...............       (39,140)           487
                                                   -------------  -------------
      Net annuitization activity.................. $      69,745  $     195,750
                                                   -------------  -------------
  Increase (decrease) in net assets from contract
   owner transactions............................. $  (2,228,137) $  35,469,100
                                                   -------------  -------------
    Increase in net assets........................ $   2,907,830  $  43,820,285
                                                   -------------  -------------
NET ASSETS:
  Beginning of year...............................   120,437,782     76,617,497
                                                   -------------  -------------
  End of year..................................... $ 123,345,612  $ 120,437,782
                                                   -------------  -------------
                                                   -------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     WGS                           WGR                          WTR
                                                 Sub-Account                   Sub-Account                  Sub-Account
                                         ----------------------------  ----------------------------  --------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
                                           Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,      Dec. 31,
                                             1998           1997           1998           1997           1998          1997
                                         -------------  -------------  -------------  -------------  ------------  ------------
OPERATIONS:
  Net investment income (loss).......... $     (87,913) $   2,978,724  $  15,489,141  $   1,724,285  $  2,635,441  $    518,499
  Net realized gains (losses)...........      (498,522)    (5,597,019)    11,591,824      8,571,645     3,803,017     1,518,827
  Net unrealized gains (losses).........    12,271,071       (269,307)     1,458,038     16,669,581     6,391,001     4,352,747
                                         -------------  -------------  -------------  -------------  ------------  ------------
      Increase (decrease) in net assets
       from operations.................. $  11,684,636  $  (2,887,602) $  28,539,003  $  26,965,511  $ 12,829,459  $  6,390,073
                                         -------------  -------------  -------------  -------------  ------------  ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.......... $   3,786,224  $  11,552,959  $  15,688,080  $  26,811,741  $  8,845,349  $ 15,459,554
    Net transfers between Sub-Accounts
     and Fixed Account..................   (12,675,687)   (19,473,409)    (6,628,067)     3,906,046     8,428,546    13,106,711
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (11,908,423)   (17,997,612)   (14,148,887)   (13,503,627)   (4,603,063)   (2,840,427)
                                         -------------  -------------  -------------  -------------  ------------  ------------
      Net accumulation activity......... $ (20,797,886) $ (25,918,062) $  (5,088,874) $  17,214,160  $ 12,670,832  $ 25,725,838
                                         -------------  -------------  -------------  -------------  ------------  ------------
  Annuitization Activity:
    Annuitizations...................... $     158,700  $     101,934  $     107,920  $     112,909  $    134,223  $    215,870
    Annuity payments and contract
     charges............................      (130,085)      (132,080)      (104,706)       (92,720)      (61,120)      (28,925)
    Net transfers between
     Sub-Accounts.......................      --               (8,188)      (114,522)      (249,492)      --            --
    Adjustments to annuity reserves.....         3,766         (5,055)        (5,286)       (31,480)       16,790        (3,240)
                                         -------------  -------------  -------------  -------------  ------------  ------------
      Net annuitization activity........ $      32,381  $     (43,389) $    (116,594) $    (260,783) $     89,893  $    183,705
                                         -------------  -------------  -------------  -------------  ------------  ------------
  Increase (decrease) in net assets from
   contract owner transactions.......... $ (20,765,505) $ (25,961,451) $  (5,205,468) $  16,953,377  $ 12,760,725  $ 25,909,543
                                         -------------  -------------  -------------  -------------  ------------  ------------
    Increase (decrease) in net assets... $  (9,080,869) $ (28,849,053) $  23,333,535  $  43,918,888  $ 25,590,184  $ 32,299,616
                                         -------------  -------------  -------------  -------------  ------------  ------------

NET ASSETS:
  Beginning of year.....................    98,894,832    127,743,885    237,145,701    193,226,813    69,684,288    37,384,672
                                         -------------  -------------  -------------  -------------  ------------  ------------
  End of year........................... $  89,813,963  $  98,894,832  $ 260,479,236  $ 237,145,701  $ 95,274,472  $ 69,684,288
                                         -------------  -------------  -------------  -------------  ------------  ------------
                                         -------------  -------------  -------------  -------------  ------------  ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                                                         Total
                                                                                           ---------------------------------
                                                                                             Year Ended        Year Ended
                                                                                              Dec. 31,          Dec. 31,
                                                                                                1998              1997
                                                                                           ---------------   ---------------
OPERATIONS:
  Net investment income..................................................................  $   531,677,056   $   297,237,205
  Net realized gains.....................................................................      249,308,839       212,441,467
  Net unrealized gains...................................................................      491,301,135       463,550,753
                                                                                           ---------------   ---------------
      Increase in net assets from operations.............................................    1,272,287,030   $   973,229,425
                                                                                           ---------------   ---------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...........................................................    1,124,762,687   $ 1,375,970,825
    Net transfers between Sub-Accounts and Fixed Account.................................      891,578,137       619,129,055
    Withdrawals, surrenders, annuitizations and contract charges.........................     (792,649,007)     (970,892,363)
                                                                                           ---------------   ---------------
      Net accumulation activity..........................................................  $ 1,223,691,817   $ 1,024,207,517
                                                                                           ---------------   ---------------
  Annuitization Activity:
    Annuitizations.......................................................................       11,466,264   $     6,384,473
    Annuity payments and contract charges................................................       (5,657,941)       (3,250,311)
    Net transfers between Sub-Accounts...................................................              235         --
    Adjustments to annuity reserves......................................................          503,934          (185,108)
                                                                                           ---------------   ---------------
      Net annuitization activity.........................................................  $     6,312,492   $     2,949,054
                                                                                           ---------------   ---------------
  Increase in net assets from contract owner transactions................................  $ 1,230,004,309   $ 1,027,156,571
                                                                                           ---------------   ---------------
    Increase in net assets...............................................................  $ 2,502,291,339   $ 2,000,385,996
                                                                                           ---------------   ---------------

NET ASSETS:
  Beginning of year......................................................................    6,883,403,048     4,883,017,052
                                                                                           ---------------   ---------------
  End of year............................................................................  $ 9,385,694,387   $ 6,883,403,048
                                                                                           ---------------   ---------------
                                                                                           ---------------   ---------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta, Regatta Gold and Regatta Platinum contracts and 1.00% for Regatta Classic contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold contracts, $35 in the case of Regatta Platinum contracts and $50 in the case of Regatta Classic contracts is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold and Regatta Platinum, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic and Regatta Platinum contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's contract or certificate, as applicable. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                          Units Transferred
                                                                         Between Sub-Accounts
                                                                                 and
                                   Units Outstanding        Units         Fixed Accumulation
                                   Beginning of Year      Purchased            Account
                                 ---------------------  --------------  ----------------------
                                      Year Ended          Year Ended          Year Ended
                                     December 31,        December 31,        December 31,
                                   1998        1997     1998    1997       1998        1997
                                 ---------  ----------  -----  -------  ----------  ----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................  2,993,020   6,316,305   --        860  (2,286,027) (2,421,311)
 CAS -- Level 2................  5,390,680      58,968   --    624,374   5,658,421   6,542,104
 GSS -- Level 1................  1,462,222   3,362,650   --      --       (932,035) (1,340,875)
 GSS -- Level 2................  1,514,633      55,891   --    265,628   1,951,275   2,012,610
 HYS -- Level 1................    537,033   1,204,380   --      --       (384,324)   (510,706)
 HYS -- Level 2*...............    975,126      --       --     64,893     742,028   1,416,411
 MSS -- Level 1................    941,686   2,202,213   --        881    (678,909)   (924,959)
 MSS -- Level 2................  2,022,757      14,270   --    240,391   1,359,567   2,378,532
 MMS -- Level 1................  1,518,722   3,859,738  12,315   1,948   1,824,176   3,301,197
 MMS -- Level 2................  1,845,809      59,562  8,252  310,378   6,810,959   6,074,695
 TRS -- Level 1................  5,756,653  12,461,003  4,933    1,598  (4,180,220) (4,580,966)
 TRS -- Level 2................  7,838,741      32,548  2,056  815,196   8,389,482  10,202,663
 WGS -- Level 1................    700,338   1,460,289   --      --       (536,114)   (584,950)
 WGS -- Level 2................    483,253       3,325   --     34,073     702,569     686,256


                                    Units Withdrawn,
                                    Surrendered, and      Units Outstanding
                                       Annuitized            End of Year
                                 ----------------------  --------------------

                                       Year Ended             Year Ended
                                      December 31,           December 31,
                                    1998        1997       1998       1997
                                 ----------  ----------  ---------  ---------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................    (242,644)   (902,834)   464,349  2,993,020
 CAS -- Level 2................  (1,995,108) (1,834,766) 9,053,993  5,390,680
 GSS -- Level 1................    (204,946)   (559,553)   325,241  1,462,222
 GSS -- Level 2................    (808,930)   (819,496) 2,656,978  1,514,633
 HYS -- Level 1................     (79,077)   (156,641)    73,632    537,033
 HYS -- Level 2*...............    (396,775)   (506,178) 1,320,379    975,126
 MSS -- Level 1................     (66,314)   (336,449)   196,463    941,686
 MSS -- Level 2................    (651,427)   (610,436) 2,730,897  2,022,757
 MMS -- Level 1................  (3,086,766) (5,644,161)   268,447  1,518,722
 MMS -- Level 2................  (4,942,262) (4,598,826) 3,722,758  1,845,809
 TRS -- Level 1................    (683,229) (2,124,982)   898,137  5,756,653
 TRS -- Level 2................  (3,723,849) (3,211,666) 12,506,430 7,838,741
 WGS -- Level 1................     (74,896)   (175,001)    89,328    700,338
 WGS -- Level 2................    (351,812)   (240,401)   834,010    483,253

*For the period January 6, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                 Units Transferred
                                                                                      Between
                                                                                    Sub-Accounts
                                                                                        and
                                   Units Outstanding                             Fixed Accumulation
                                   Beginning of Year        Units Purchased           Account
                                 ----------------------  ----------------------
                                                                               ----------------------
                                       Year Ended              Year Ended            Year Ended
                                      December 31,            December 31,          December 31,
                                    1998        1997        1998        1997      1998        1997
                                 ----------  ----------  ----------  --------------------  ----------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------
 BDS+..........................      --          --         437,383      --       776,227      --
 CAS...........................  35,528,897  32,796,793   2,963,417   4,171,857  1,606,290    753,855
 COS...........................   6,175,224   1,520,787   2,085,178   2,333,873  2,487,753  2,499,269
 CGS...........................  40,709,531  26,199,975   7,531,155   8,951,992  6,682,559  7,405,405
 EGS...........................  25,039,986  16,998,044   3,519,560   5,826,649  1,929,406  3,279,517
 EIS+..........................      --          --         235,337      --       312,512      --
 FCE...........................   2,159,228     329,630     203,168     815,491   (114,376)  1,097,883
 FCI...........................   2,390,056     564,742     532,412     997,740    520,640    902,857
 FCG...........................   4,441,911   3,360,596     449,506     760,057    655,503    531,069
 GSS...........................  20,508,844  19,714,114   1,760,124   1,627,923  2,891,419    723,328
 HYS...........................  11,699,195   8,424,289   2,333,919   2,340,052  1,143,802  1,768,446
 MSS...........................  11,326,719  10,541,726     838,284   1,191,194   (135,303)    289,858
 MIS+..........................      --          --       2,049,150      --     2,166,812      --
 MMS...........................  21,463,139  27,275,583   5,295,611   7,818,118  9,723,034 (8,894,337)
 NWD+..........................      --          --         252,432      --       573,525      --
 RES...........................  35,654,917  19,577,745   1,299,737  10,988,440  3,631,861  6,437,281
 RGS...........................     533,928      --         857,568     276,177  1,134,366    260,605
 RSS+..........................      --          --          83,591      --       110,312      --
 SIS+..........................      --          --         207,182      --       423,614      --
 TRS...........................  66,303,467  59,508,016   5,585,984   7,069,596  4,374,616  4,111,016
 UTS...........................   6,101,638   4,671,192   1,559,584     966,544  1,878,542    773,360
 WAA...........................   7,928,833   5,539,010     440,970   1,565,894   (400,015)  1,218,708
 WGS...........................   6,127,641   7,510,766     199,740     324,862   (782,796) (1,252,245)
 WGR...........................  15,058,757  13,989,946     815,222   1,725,746   (504,727)    242,250
 WTR...........................   4,676,853   2,836,079     458,384   1,085,978    506,340    962,291


                                    Units Withdrawn,
                                    Surrendered, and       Units Outstanding
                                       Annuitized             End of Year
                                 ----------------------  ----------------------

                                       Year Ended              Year Ended
                                      December 31,            December 31,
                                    1998        1997        1998        1997
                                 ----------  ----------  ----------  ----------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------
 BDS+..........................     (31,371)     --       1,182,239      --
 CAS...........................  (2,598,123) (2,193,608) 37,500,481  35,528,897
 COS...........................    (485,873)   (178,705) 10,262,282   6,175,224
 CGS...........................  (3,042,480) (1,847,841) 51,880,765  40,709,531
 EGS...........................  (1,587,995) (1,064,224) 28,900,957  25,039,986
 EIS+..........................     (19,611)     --         528,238      --
 FCE...........................    (100,672)    (83,776)  2,147,348   2,159,228
 FCI...........................    (153,065)    (75,283)  3,290,043   2,390,056
 FCG...........................    (332,362)   (209,811)  5,214,558   4,441,911
 GSS...........................  (1,942,153) (1,556,521) 23,218,234  20,508,844
 HYS...........................    (986,099)   (833,592) 14,190,817  11,699,195
 MSS...........................    (784,556)   (696,059) 11,245,144  11,326,719
 MIS+..........................     (94,444)     --       4,121,518      --
 MMS...........................  (7,094,698) (4,736,225) 29,387,086  21,463,139
 NWD+..........................     (31,098)     --         794,859      --
 RES...........................  (2,032,529) (1,348,549) 38,553,986  35,654,917
 RGS...........................    (117,186)     (2,854)  2,408,676     533,928
 RSS+..........................      (3,636)     --         190,267      --
 SIS+..........................      (7,882)     --         622,914      --
 TRS...........................  (5,162,047) (4,385,161) 71,102,020  66,303,467
 UTS...........................    (516,662)   (309,458)  9,023,102   6,101,638
 WAA...........................    (393,097)   (394,779)  7,576,691   7,928,833
 WGS...........................    (496,366)   (455,742)  5,048,219   6,127,641
 WGR...........................    (847,123)   (899,185) 14,522,129  15,058,757
 WTR...........................    (286,944)   (207,494)  5,354,633   4,676,853

+For the period May 6, 1997 (commencement of operations of Sub-Account) through December 31, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                      Units Transferred
                                                                           Between
                                                                         Sub-Accounts
                                                                          and Fixed
                                 Units Outstanding                       Accumulation
                                 Beginning of Year  Units Purchased        Account
                                 -----------------  ----------------  ------------------
                                    Year Ended         Year Ended         Year Ended
                                   December 31,       December 31,       December 31,
                                   1998      1997    1998     1997      1998      1997
                                 ---------  ------  -------  -------  --------  --------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS+..........................     --        --     33,440    --        1,859     --
 CAS...........................    265,497   1,892  170,863  246,247    49,860    23,978
 COS...........................    160,778   9,578   98,617  107,548    29,367    46,458
 CGS...........................    554,216   3,545  449,788  446,522   267,481   122,228
 EGS...........................    318,028   9,744  613,049  289,836    55,590    22,223
 EIS+..........................     --        --      9,590    --        2,523     --
 FCE...........................     40,698     140   16,413   44,896   (12,814)   (3,278)
 FCI...........................     67,892   2,249   20,502   75,178    (3,210)   (7,901)
 FCG*..........................     51,038    --     34,300   42,039     8,318     9,735
 GSS...........................    113,243   6,514  139,510   89,817    51,253    21,240
 HYS...........................    155,306   8,219  224,640  120,521    (2,332)   30,370
 MSS**.........................    118,243    --     59,666   92,458   (29,055)   28,860
 MIS++.........................     --        --     78,233    --      156,319     --
 MMS...........................     77,105  13,813  733,426  366,163  (366,138) (259,749)
 NWD++.........................     --        --     13,601    --       15,614     --
 RES...........................    553,996  25,665  279,626  497,934    85,963    37,701
 RGS#..........................      6,085    --      9,086    5,777    19,504       320
 RSS...........................     --        --        942    --        1,292     --
 SIS+++........................     --        --      1,726    --          851     --
 TRS...........................    951,205  40,575  681,412  859,444   155,997    66,034
 UTS**.........................     77,009    --     97,613   41,263    15,497    36,412
 WAA...........................     50,531   6,448   16,112   44,701    (8,665)     (150)
 WGS****.......................     19,394    --     20,516   18,266       639     2,357
 WGR...........................     85,526      71   47,642   77,864    (2,579)    7,879
 WTR***........................     45,122    --     38,335   49,398     8,687    (3,919)


                                 Units Withdrawn,
                                 Surrendered, and  Units Outstanding
                                    Annuitized        End of Year
                                 ----------------  ------------------

                                    Year Ended         Year Ended
                                   December 31,       December 31,
                                  1998     1997      1998      1997
                                 -------  -------  ---------  -------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS+..........................     (176)   --        35,123    --
 CAS...........................  (20,408)  (6,620)   465,812  265,497
 COS...........................  (11,244)  (2,806)   277,518  160,778
 CGS...........................  (58,292) (18,079) 1,213,193  554,216
 EGS...........................  (26,865)  (3,775)   959,802  318,028
 EIS+..........................    --       --        12,113    --
 FCE...........................     (643)  (1,060)    43,654   40,698
 FCI...........................   (1,364)  (1,634)    83,820   67,892
 FCG*..........................   (3,074)    (736)    90,582   51,038
 GSS...........................   (6,696)  (4,328)   297,310  113,243
 HYS...........................  (35,251)  (3,804)   342,363  155,306
 MSS**.........................   (8,530)  (3,075)   140,324  118,243
 MIS++.........................   (1,764)   --       232,788    --
 MMS...........................  (173,976) (43,122)   270,417  77,105
 NWD++.........................      (33)   --        29,182    --
 RES...........................  (47,296)  (7,305)   872,289  553,996
 RGS#..........................     (793)     (12)    33,882    6,085
 RSS...........................    --       --         2,234    --
 SIS+++........................    --       --         2,577    --
 TRS...........................  (57,322) (14,848) 1,731,292  951,205
 UTS**.........................  (11,983)    (666)   178,136   77,009
 WAA...........................   (4,811)    (468)    53,167   50,531
 WGS****.......................     (475)  (1,229)    40,074   19,394
 WGR...........................   (9,292)    (288)   121,297   85,526
 WTR***........................     (891)    (357)    91,253   45,122

  *For the period January 7, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
 **For the period January 22, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
 ***For the period February 11, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
****For the period February 21, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
  #For the period July 7, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
  +For the period June 22, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ++For the period May 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 +++For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                         Units Transferred
                                                                        Between Sub-Accounts
                                 Units Outstanding                              and            Units Withdrawn,
                                    Beginning of                         Fixed Accumulation    Surrendered, and   Units Outstanding
                                       Period         Units Purchased         Account             Annuitized        End of Period
                                 ------------------   ---------------   --------------------   ----------------   -----------------
                                    Period Ended       Period Ended         Period Ended         Period Ended       Period Ended
                                    December 31,       December 31,         December 31,         December 31,       December 31,
                                        1998               1998                 1998                 1998               1998
                                 ------------------   ---------------   --------------------   ----------------   -----------------
 MFS REGATTA PLATINUM
  CONTRACTS:
 ------------------------------
 BDS+..........................      --                   491,319           143,015                (6,334)             628,000
 CAS++.........................      --                 1,489,422           215,237               (21,495)           1,683,164
 COS*..........................      --                   480,199            80,801                (4,045)             556,955
 CGS++.........................      --                 4,380,217         1,013,330               (62,529)           5,331,018
 EGS++.........................      --                 1,412,976           254,376               (15,948)           1,651,404
 EIS+++........................      --                   237,608            35,740                  (986)             272,362
 FCE+++........................      --                    67,723             4,892                   (29)              72,586
 FCI+++........................      --                   305,695            37,500                (4,257)             338,938
 FCG*..........................      --                   167,384            34,931                (2,969)             199,346
 GSS*..........................      --                   686,599           142,121               (12,618)             816,102
 HYS+++........................      --                   917,703            95,977               (12,975)           1,000,705
 MSS**.........................      --                   180,220            35,500                (4,676)             211,044
 MIS++.........................      --                 2,052,872           400,450               (25,188)           2,428,134
 MMS+++........................      --                 1,436,884          (492,250)              (58,155)             886,479
 NWD+++........................      --                   366,459            75,832                (6,113)             436,178
 RES**.........................      --                 1,463,540           319,544               (31,371)           1,751,713
 RGS+..........................      --                   306,364            82,311                (1,595)             387,080
 RSS***........................      --                   162,752            19,544                (1,165)             181,131
 SIS#..........................      --                   123,410            35,045                  (821)             157,634
 TRS+++........................      --                 1,926,233           434,196               (41,582)           2,318,847
 UTS**.........................      --                   647,482           178,704                (6,537)             819,649
 WAA*..........................      --                   175,049            56,466                (2,676)             228,839
 WGS+++........................      --                    78,588            (2,199)                 (119)              76,270
 WGR*..........................      --                   125,715            37,960                  (819)             162,856
 WTR##.........................      --                   116,666            37,792                (1,601)             152,857

  +For the period June 30, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ++For the period June 5, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 +++For the period June 18, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
  *For the period June 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 **For the period June 16, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ***For the period June 29, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
  #For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ##For the period July 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

INDEPENDENT AUDITOR'S REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic and Regatta
 Platinum Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Conservative Growth Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, World Asset Allocation Sub-Account, World Governments Sub-Account, World Growth Sub-Account, and World Total Return Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     ANNUITY SERVICE MAILING ADDRESS:
                     C/O RETIREMENT PRODUCTS AND SERVICES
                     P.O. BOX 1024
                     BOSTON, MASSACHUSETTS  02103

                     TELEPHONE:
                     Toll Free (800) 752-7215
                     In Massachusetts (617) 348-9600

                     GENERAL DISTRIBUTOR
                     Clarendon Insurance Agency, Inc.
                     One Sun Life Executive Park
                     Wellesley Hills, Massachusetts  02481

                     AUDITORS
                     Deloitte Touche LLP
                     125 Summer Street
                     Boston, Massachusetts  02110

                                                                     Rule 497(c)
                                                              FIle No. 333-05227
                                                                       811-05846

                                                                     May 1, 1999


                                   FUTURITY FOCUS


                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                 TABLE OF CONTENTS


Calculation of Performance Data...............................................2
Advertising and Sales Literature .............................................9
Calculations ................................................................12
     Example of Variable Accumulation Unit Value Calculation.................12
     Example of Variable Annuity Unit Calculation ...........................12
     Example of Variable Annuity Payment Calculation ........................12
     Calculation of Annuity Values ..........................................12
Distribution of the Contracts ...............................................12
Designation and Change of Beneficiary .......................................13
Custodian ...................................................................13
Financial Statements ........................................................13


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Futurity Focus Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 1999. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, c/o Sun Life Assurance Company of Canada (U.S.), Retirement Products and Services, P.O. Box 9133, Boston, Massachusetts 02117, or by telephoning (617) 348-9600 or (888) 786-2435.


          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          CALCULATION OF PERFORMANCE DATA
                            AVERAGE ANNUAL TOTAL RETURN:


          The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out after the table. For purposes of determining the investment results in this table, the actual investment performance of each Fund is reflected from the date the Fund commenced operations ("Inception"), although the Contracts have been offered only since December 9, 1998. No information is shown for the Funds that have not commenced operations or that have been in operation for less than one full calendar year.


          The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the commencement of the offering of the Futurity annuities. Since as of the date of this Prospectus the Company has been offering the Futurity annuities for less than one full calendar year, no standardized total return information is currently provided. Standardized total return information will be provided after the Sub-Accounts have been in operation for one full calendar year.

                             AVERAGE ANNUAL TOTAL RETURN
                           PERIOD ENDING DECEMBER 31, 1998


                                                                                         10 YEAR          FUND
                                                              1 YEAR   3 YEAR   5 YEAR     OR           INCEPTION
                                                              PERIOD   PERIOD   PERIOD   LIFE(1)          DATE
                                                              ------   ------   ------   -------   -------------------
AIM V.I. Capital Appreciation Fund                            16.69%   14.71%   15.38%    16.94%           May 5, 1993
AIM V.I. Growth Fund                                          31.33%   21.31%   17.97%    17.64%           May 5, 1993
AIM V.I. Growth and Income Fund                               24.96%   22.63%     --      19.97%           May 2, 1994
AIM V.I. International Equity Fund                            12.89%   11.87%    9.46%    11.51%           May 5, 1993
Alger American Growth Portfolio                               45.14%   26.61%   22.32%    20.48%       January 9, 1989
Alger American Income and Growth Portfolio                    29.62%   27.58%   20.20%    14.15%     November 15, 1988
Alger American Small Capitalization Portfolio                 12.93%    8.75%   11.59%    18.35%    September 21, 1988
Goldman Sachs CORE Large Cap Fund                               --       --       --      14.42%     February 13, 1998
Goldman Sachs CORE Small Cap Fund                               --       --       --     (11.58)%    February 13, 1998
Goldman Sachs CORE U.S. Equity Fund                             --       --       --      12.18%     February 13, 1998
Goldman Sachs Growth and Income Fund                            --       --       --       3.03%      January 12, 1998
Goldman Sachs International Equity Fund                         --       --       --      17.46%      January 12, 1998
J.P. Morgan Equity Portfolio (2)                              20.61%   22.35%     --      24.76%       January 3, 1995
J.P. Morgan International Opportunities Portfolio (2)          2.27%    6.22%     --       7.37%       January 3, 1995
J.P. Morgan Small Company Portfolio (2)                       (7.80)%  10.59%     --      15.44%       January 3, 1995
Lord Abbett Growth and Income Portfolio                       10.32%   17.28%   15.96%    14.65%      December 1, 1989
MFS/Sun Life Capital Appreciation Series                      25.60%   22.45%   18.23%    18.43%         June 12, 1985
MFS/Sun Life Emerging Growth Series                           31.03%   22.43%     --      25.58%           May 1, 1995
MFS/Sun Life Government Securities Series                      6.24%    4.86%    5.25%     7.19%         June 12, 1985
MFS/Sun Life High Yield Series                                (1.64)%   7.13%    6.52%     8.13%         June 12, 1985
MFS/Sun Life Utilities Series                                 15.12%   21.88%   17.33%    16.90%     November 16, 1993
OCC Equity Portfolio (3)                                       9.28%   18.85%   19.65%    16.53%        August 1, 1988
OCC Managed Portfolio (3)                                      4.64%   15.60%   17.61%    17.86%        August 1, 1988
OCC Mid Cap Portfolio                                           --       --       --      (3.91)%     February 9, 1998
OCC Small Cap Portfolio (3)                                  (11.26)%   8.20%    7.06%    11.76%        August 1, 1988
Sun Capital Investment Grade Bond Fund                          --       --       --      (1.38)%     December 7, 1998
Sun Capital Money Market Fund                                   --       --       --      (1.06)%     December 7, 1998
Sun Capital Real Estate Fund                                    --       --       --      (2.05)%     December 7, 1998
Warburg Pincus Emerging Markets Portfolio                    (19.36)%    --       --     (19.36)%    December 31, 1997
Warburg Pincus International Equity Portfolio                  2.87%    2.77%     --       4.25%         June 30, 1995
Warburg Pincus Post-Venture Capital Portfolio                  4.01%     --       --       5.97%    September 30, 1996
Warburg Pincus Small Company Growth Portfolio                 (5.21)%   7.07%     --      12.82%         June 30, 1995


(1) From commencement of investment operations.


(2) From January 3, 1995 (commencement of operations) to December 31, 1996, Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a wholly owned subsidiary of Chubb Life Insurance Company of America, served as each of these Fund's investment manager, and Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan Investment Management Inc. ("J.P. Morgan") served as such Fund's sub-investment adviser. Effective January 1, 1997, J.P. Morgan began serving as each Fund's investment adviser.

(3) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the OCC Accumulation Trust, at which time the OCC Accumulation Trust commenced operations. The total net assets for each of the Equity, Managed and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust, and for each of the Equity, Managed and Small Cap Portfolios, $3,764,598,
    $51,345,102, and $8,129,274, respectively, with respect to the OCC Accumulation Trust. The Equity, Managed and Small Cap Portfolios commenced operations on August 1, 1998. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

          The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                         n
                                 P(l + T)  = ERV
     Where:    P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return for the period n = number of years
             ERV = redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

          The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

ADDITIONAL NON-STANDARDIZED INVESTMENT PERFORMANCE:

          The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

          "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

          "Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                           NON-STANDARDIZED INVESTMENT PERFORMANCE*
$10,000 invested in this Fund under a                                                        ...would have grown to this amount
Futurity Focus Contract, this many years ago...                                                          on December 31, 1998**


         AIM V.I. CAPITAL APPRECIATION FUND                                               AIM V.I. GROWTH FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $11,796.93   17.97%     17.97%                  1    12/31/97-12/31/98 $13,260.61   32.61%     32.61%
  2    12/31/96-12/31/98 $13,064.51   30.65%     14.30%                  2    12/31/96-12/31/98 $16,065.91   60.66%     26.75%
  3    12/31/95-12/31/98 $15,189.60   51.90%     14.95%                  3    12/31/95-12/31/98 $17,953.09   79.53%     21.54%
  4    12/31/94-12/31/98 $20,367.35  103.67%     19.46%                  4    12/31/94-12/31/98 $23,914.32  139.14%     24.36%
  5    12/31/93-12/31/98 $20,637.82  106.38%     15.59%                  5    12/31/93-12/31/98 $23,052.44  130.52%     18.18%

 Life  05/05/93-12/31/98 $24,493.01  144.93%     17.15%                 Life  05/05/93-12/31/98 $25,335.19  153.35%     17.85%

          AIM V.I. GROWTH AND INCOME FUND                                           AIM V.I. INTERNATIONAL EQUITY FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $12,624.01   26.24%     26.24%                  1    12/31/97-12/31/98 $11,416.98   14.17%     14.17%
  2    12/31/96-12/31/98 $15,671.90   56.72%     25.19%                  2    12/31/96-12/31/98 $11,873.74   18.74%      8.97%
  3    12/31/95-12/31/98 $18,545.93   85.46%     22.86%                  3    12/31/95-12/31/98 $14,092.45   40.92%     12.11%
  4    12/31/94-12/31/98 $23,775.81  137.76%     24.17%                  4    12/31/94-12/31/98 $16,331.84   63.32%     13.05%
                                                                         5    12/31/93-12/31/98 $15,885.60   58.86%      9.70%

 Life  05/02/94-12/31/98 $23,611.11  136.11%     20.20%                 Life  05/05/93-12/31/98 $18,747.99   87.48%     11.74%

              ALGER GROWTH PORTFOLIO                                                 ALGER INCOME AND GROWTH PORTFOLIO

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $14,642.08   46.42%     46.42%                  1    12/31/97-12/31/98 $13,090.18   30.90%     30.90%
  2    12/31/96-12/31/98 $18,206.63   82.07%     34.93%                  2    12/31/96-12/31/98 $17,642.92   76.43%     32.83%
  3    12/31/95-12/31/98 $20,402.44  104.02%     26.83%                  3    12/31/95-12/31/98 $20,875.34  108.75%     27.80%
  4    12/31/94-12/31/98 $27,509.41  175.09%     28.79%                  4    12/31/94-12/31/98 $27,896.90  178.97%     29.24%
  5    12/31/93-12/31/98 $27,597.54  175.98%     22.51%                  5    12/31/93-12/31/98 $25,295.86  152.96%     20.40%
                                                                        10    12/31/88-12/31/98 $38,093.09  280.93%     14.31%

Life   01/09/89-12/31/98 $65,205.99  552.06%     20.67%                Life   11/15/88-12/31/98 $38,426.41  284.26%     14.21%

* For periods of less than one year, the growth rates listed are not annualized.
** For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since March 15, 1999. No information is shown for Funds that have not commenced operations or that have been in operation for less than one full calendar year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                           NON-STANDARDIZED INVESTMENT PERFORMANCE*
$10,000 invested in this Fund under a                                                        ...would have grown to this amount
Futurity Focus Contract, this many years ago...                                                          on December 31, 1998**

         ALGER SMALL CAPITALIZATION PORTFOLIO                                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $11.420.99   14.21%     14.21%
  2    12/31/96-12/31/98 $12,578.67   25.79%     12.15%
  3    12/31/95-12/31/98 $12,952.70   29.53%      9.01%
  4    12/31/94-12/31/98 $18,487.65   84.88%     16.61%
  5    12/31/93-12/31/98 $17,477.43   74.77%     11.81%
 10    12/31/88-12/31/98 $54,601.79  446.02%     18.50%

Life   09/21/88-12/31/98 $52,635.99  426.36%     17.53%                Life   02/13/98-12/31/98 $11,569.71   15.70%     15.70%

        GOLDMAN SACHS CORE SMALL CAP EQUITY FUND                                 GOLDMAN SACHS CORE U.S. EQUITY FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate

Life   02/13/98-12/31/98  $8,969.96  (10.30)%    10.30%                 Life   02/13/98-12/31/98 $11.346.21   13.46%     13.46%

        GOLDMAN SACHS CORE GROWTH AND INCOME FUND                                GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate

Life   01/12/98-12/31/98 $10,430.59    4.31%     4.31%                 Life   01/12/98-12/31/98 $11,874.10   18.74%     18.74%

             J.P. MORGAN EQUITY PORTFOLIO***                              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO***

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $12,188.92   21.89%    21.89%                   1    12/31/97-12/31/98 $10,354.30    3.54%      3.54%
  2    12/31/96-12/31/98 $15,364.68   53.65%    23.95%                   2    12/31/96-12/31/98 $10,791.86    7.92%      3.88%
  3    12/31/95-12/31/98 $18,419.10   84.19%    22.58%                   3    12/31/95-12/31/98 $12,072.84   20.73%      6.48%


Life   01/03/95-12/31/98 $24,374.06  143.74%    24.99%                 Life   01/03/95-12/31/98 $13,415.66   34.16%      7.63%

* For periods of less than one year, the growth rates listed are not annualized.
** For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since March 15, 1999. No information is shown for Funds that have not commenced operations or that have been in operation for less than one full calendar year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.
*** See footnote 3 on page 2 of the Statement of Additional Information.

                           NON-STANDARDIZED INVESTMENT PERFORMANCE*
$10,000 invested in this Fund under a                                                        ...would have grown to this amount
Futurity Focus Contract, this many years ago...                                                          on December 31, 1998**


         J.P. MORGAN SMALL COMPANY PORTFOLIO***                                   LORD ABBETT GROWTH AND INCOME PORTFOLIO

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98  $9,340.76   (6.59)%    (6.59)%                 1    12/31/97-12/31/98 $11,159.33   11.59%     11.59%
  2    12/31/96-12/31/98 $11,312.48   13.12%      6.36%                  2    12/31/96-12/31/98 $13,751.68   37.52%     17.27%
  3    12/31/95-12/31/98 $13,617.77   36.18%     10.84%                  3    12/31/95-12/31/98 $16,229.87   62.30%     17.52%
                                                                         4    12/31/94-12/31/98 $20,829.29  108.29%     20.13%
                                                                         5    12/31/93-12/31/98 $21,162.14  111.62%     16.17%

Life   01/03/95-12/31/98 $17,901.53   79.02%     15.69%                Life   12/11/89-12/31/98 $35,063.36  250.63%     14.85%

         MFS/SUN LIFE CAPITAL APPRECIATION SERIES                                   MFS/SUN LIFE EMERGING GROWTH SERIES

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $12,723.26   27.23%     27.23%                  1    12/31/97-12/31/98 $13,236.55   32.37%     32.37%
  2    12/31/96-12/31/98 $15,486.70   54.87%     24.45%                  2    12/31/96-12/31/98 $15,954.28   59.54%     26.31%
  3    12/31/95-12/31/98 $18,595.91   85.96%     22.97%                  3    12/31/95-12/31/98 $18,473.38   84.73%     22.70%
  4    12/31/94-12/31/98 $24,718.56  147.19%     25.39%
  5    12/31/93-12/31/98 $23,565.38  135.65%     18.70%
 10    12/31/88-12/31/98 $55,814.78  458.15%     18.76%

Life   06/12/85-12/31/98 $76,523.60  665.24%     16.19%                Life   05/01/95-12/31/98 $23,264.84  132.65%     25.86%

        MFS/SUN LIFE GOVERNMENT SECURITIES SERIES                                    MFS/SUN LIFE HIGH YIELD SERIES

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $10,749.30    7.49%      7.49%                  1    12/31/97-12/31/98  $9,952.29   (0.48)%   (0.48)%
  2    12/31/96-12/31/98 $11,554.74   15.55%      7.49%                  2    12/31/96-12/31/98 $11,140.40   11.40%     5.55%
  3    12/31/95-12/31/98 $11,608.34   16.08%      5.10%                  3    12/31/95-12/31/98 $12,347.70   23.48%     7.28%
  4    12/31/94-12/31/98 $13,501.25   35.01%      7.79%                  4    12/31/94-12/31/98 $14,275.80   42.76%     9.31%
  5    12/31/93-12/31/98 $13,055.92   30.56%      5.48%                  5    12/31/93-12/31/98 $13,811.15   38.11%     6.67%
 10    12/31/88-12/31/98 $20,367.48  103.67%      7.37%                 10    12/31/88-12/31/98 $22,083.75  120.84%     8.24%

Life   06/12/85-12/31/98 $26,397.68  163.98%      7.42%                Life   06/12/85-12/31/98 $29,338.85  193.39%     8.26%

* For periods of less than one year, the growth rates listed are not annualized.
** For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since March 15, 1999. No information is shown for Funds that have not commenced operations or that have been in operation for less than one full calendar year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.
*** See footnote 3 on page 2 of the Statement of Additional Information.

                           NON-STANDARDIZED INVESTMENT PERFORMANCE*
$10,000 invested in this Fund under a                                                        ...would have grown to this amount
Futurity Focus Contract, this many years ago...                                                          on December 31, 1998**


               MFS/SUN LIFE UTILITIES SERIES                                             OCC EQUITY PORTFOLIO+

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98  $11,621.49   16.21%    16.21%                  1    12/31/97-12/31/98 $11.056.07   10.56%     10.56%
  2    12/31/96-12/31/98  $15,248.09   52.48%    23.48%                  2    12/31/96-12/31/98 $13,843.53   38.44%     17.66%
  3    12/31/95-12/31/98  $18,140.33   81.40%    21.96%                  3    12/31/95-12/31/98 $16,886.49   68.86%     19.08%
  4    12/31/94-12/31/98  $23,737.44  137.37%    24.12%                  4    12/31/94-12/31/98 $24,099.93  141.00%     24.60%
  5    12/31/93-12/31/98  $22,309.33  123.09%    17.41%                  5    12/31/93-12/31/98 $24,732.24  147.32%     19.85%
                                                                        10    12/31/88-12/31/98 $46,794.03  367.94%     16.69%

Life   11/16/93-12/31/98  $22,330.09  123.30%    16.97%                Life   08/01/88-12/31/98 $47,473.99  374.74%     16.12%

              OCC MANAGED PORTFOLIO+                                                        OCC MID CAP PORTFOLIO

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $10,591.90    5.92%      5.92%
  2    12/31/96-12/31/98 $12,806.82   28.07%     13.17%
  3    12/31/95-12/31/98 $15,546.05   55.46%     15.84%
  4    12/31/94-12/31/98 $22,379.53  123.80%     22.31%
  5    12/31/93-12/31/98 $22,702.58  127.03%     17.82%
 10    12/31/88-12/31/98 $52,380.08  423.80%     18.01%

Life   08/01/88-12/31/98 $54,461.30  444.61%     17.66%               Life   02/09/98-12/31/98  $9,736.94     (2.63)%   (2.63)%

               OCC SMALL CAP PORTFOLIO+                                          SUN CAPITAL INVESTMENT GRADE BOND FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98  $8,991.88  (10.08)%   (10.08)%
  2    12/31/96-12/31/98 $10,869.07    8.69%      4.25%
  3    12/31/95-12/31/98 $12,757.14   27.57%      8.46%
  4    12/31/94-12/31/98 $14,534.16   45.34%      9.80%
  5    12/31/93-12/31/98 $14,224.89   42.25%      7.30%
 10    12/31/88-12/31/98 $30,876.31  208.76%     11.93%

Life   08/01/88-12/31/98 $31,328.61  213.29%     11.58%                Life   12/07/98-12/31/98  $9,989.74  (0.10)%     (0.10)%

*   For periods of less than one year, the growth rates listed are not annualized.
** For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since March 15, 1999. No information is shown for Funds that have not commenced operations or that have been in operation for less than one full calendar year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.
+   See footnote 3 on page 2 of the Statement of Additional Information.

                           NON-STANDARDIZED INVESTMENT PERFORMANCE*
$10,000 invested in this Fund under a                                                        ...would have grown to this amount
Futurity Focus Contract, this many years ago...                                                          on December 31, 1998**


           SUN CAPITAL MONEY MARKET FUND                                           SUN CAPITAL REAL ESTATE FUND

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate

Life   12/07/98-12/31/98 $10,021.74    0.22%      0.22%                Life   12/07/98-12/31/98  $9,921.73   (0.78)%    (0.78)%

      WARBURG PINCUS EMERGING MARKETS PORTFOLIO                              WARBURG PINCUS INTERNATIONAL EQUITY PORTFOLIO

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98  $8,172.82  (18.27)%   (18.27)%                 1    12/31/97-12/31/98 $10,414.46    4.14%      4.14%
                                                                         2    12/31/96-12/31/98 $10,063.08    0.63%      0.31%
                                                                         3    12/31/95-12/31/98 $10,940.57    9.41%      3.04%

Life   12/31/97-12/31/98  $8,172.82  (18.27)%   (18.27)%               Life   06/30/95-12/31/98 $11,675.18   16.75%      4.52%

    WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO                            WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO

Number                              Cumulative  Compound               Number                              Cumulative  Compound
  of                                  Growth     Growth                  of                                  Growth     Growth
Years       Periods        Amount      Rate       Rate                 Years       Periods        Amount      Rate       Rate
  1    12/31/97-12/31/98 $10,528.74   5.29%     5.29%                    1    12/31/97-12/31/98  $9,602.41  (3.98)%    (3.98)%
  2    12/31/96-12/31/98 $11,797.39  17.97%     8.62%                    2    12/31/96-12/31/98 $10,988.55   9.89%      4.83%
                                                                         3    12/31/95-12/31/98 $12,365.01  23.65%      7.33%

Life   09/30/96-12/31/98 $11,479.91  14.80%     6.32%                  Life   06/30/95-12/31/98 $15,387.77  53.88%     13.08%

* For periods of less than one year, the growth rates listed are not annualized.
** For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since March 15, 1999. No information is shown for Funds that have not commenced operations or that have been in operation for less than one full calendar year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                         ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valueweighted and was introduced with a base of 100.00 on February 5, 1971.


          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.


          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.


          In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company may illustrate the advantages of the Contracts in a number of ways:

          DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.


          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.


          THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.


          THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1997, the Company was the 37th largest U.S. life insurance company based upon overall assets and its ultimate parent company, Sun Life Assurance Company of Canada, was the 21st largest.


          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------


THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE FUTURITY FOCUS VARIABLE ANNUITY OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION


     Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003133 (the daily equivalent of the current maximum charge of 1.15% on an annual basis) gives a net investment factor of 1.00324378. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6118151 (14.5645672 X 1.00324378).


EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3847226 (12.3456789 X 1.00324378 (the Net Investment Factor) X 0.99991902).
0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3847226. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3847226).

CALCULATION OF ANNUITY VALUES

          The Fixed Annuity Unit Value for each Sub-Account is $10.00 for the first Valuation Period of the Sub-Account. For subsequent Valuation periods, the Variable Annuity Unit Value for the Sub-Account is the previous Variable Annuity Unit Value times the Net Investment Factor for the Sub-Account.

                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 1.20% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                       DESIGNATION AND CHANGE OF BENEFICIARY


          The Beneficiary designation in the Application will remain in effect until changed.


          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life of Canada (U.S.) Variable Account F for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998

 ASSETS:
   Investments in:                             Shares        Cost         Value
                                             ----------  ------------  ------------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund
        ("AIM1")...........................      61,653  $  1,425,203  $  1,553,666
       V.I. Growth Fund ("AIM2")...........     103,597     2,338,409     2,569,205
       V.I. Growth and Income Fund
        ("AIM3")...........................     159,010     3,374,591     3,776,476
       V.I. International Equity Fund
        ("AIM4")...........................     122,897     2,275,430     2,411,238
     The Alger American Fund
       Growth Portfolio ("AL1")............      68,386     3,143,210     3,639,502
       Income and Growth Portfolio
        ("AL2")............................     177,491     2,056,754     2,328,678
       Small Capitalization Portfolio
        ("AL3")............................      18,330       709,561       805,956
     Goldman Sachs Variable Insurance Trust
       CORE Large Cap Growth Fund
        ("GS1")............................     199,410     2,099,757     2,329,110
       CORE Small Cap Equity Fund
        ("GS2")............................      31,269       272,617       282,676
       CORE US Equity Fund ("GS3").........     281,905     2,922,399     3,219,352
       Growth and Income Fund ("GS4")......     176,926     1,920,797     1,848,880
       International Equity Fund ("GS5")...      27,320       308,722       325,384
     J.P. Morgan Series Trust II
       Equity Portfolio ("JP1")............     201,127     3,112,186     3,185,847
       International Equity Portfolio
        ("JP2")............................      46,142       478,044       485,416
       Small Cap Stock Portfolio ("JP3")...      16,051       191,610       190,370
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio
        ("LA1")............................     163,870     3,361,117     3,382,278
     MFS/Sun Life Series Trust
       Capital Appreciation Series
        ("CAS")............................     100,566     3,989,435     4,619,240
       Emerging Growth Series ("EGS")......     209,516     4,099,958     4,877,239
       Government Securities Series
        ("GSS")............................     122,595     1,629,018     1,642,109
       High Yield Series ("HYS")...........     230,697     2,116,785     2,113,993
       Money Market Series ("MMS").........   3,829,919     3,829,919     3,829,919
       Utilities Series ("UTS")............     169,613     2,694,298     2,897,748
     OCC Accumulation Trust
       Equity Portfolio ("OP1")............      99,730     3,657,753     3,859,556
       Mid Cap Portfolio ("OP2")...........      92,501       863,619       905,583
       Small Cap Portfolio ("OP3").........      30,984       686,779       715,731
       Managed Portfolio ("OP4")...........          24           999         1,053
     Salomon Brothers Variable Series
      Funds, Inc.
       Variable Capital Fund ("SB1").......      19,989       207,998       231,269
       Variable Investors Fund ("SB2").....      29,980       310,630       330,084
       Variable Strategic Bond Fund
        ("SB3")............................     287,433     2,978,552     2,911,700
       Variable Total Return Fund
        ("SB4")............................     286,820     2,918,463     2,982,932
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund
        ("SCA1")...........................       2,003         2,003         2,003
       Sun Capital Investment Grade Bond
        Fund ("SCA2")......................       1,808        18,012        18,033
       Sun Capital Real Estate Fund
        ("SCA3")...........................         721         6,999         7,096
     Warburg Pincus Trust
       Emerging Markets Portolio ("WP1")...      20,125       168,179       164,827
       International Equity Portfolio
        ("WP2")............................      15,073       167,510       165,652
       Post-Venture Capital Portfolio
        ("WP3")............................      11,625       129,509       136,947
       Small Company Growth Portfolio
        ("WP4")............................      23,191       341,750       371,281
                                                         ------------  ------------
                                                         $ 60,808,575  $ 65,118,029
                                                         ------------
                                                         ------------
 LIABILITY:
   Payable to sponsor................................................          (475)
                                                                       ------------
         Net assets..................................................  $ 65,117,554
                                                                       ------------
                                                                       ------------

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
  NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    FUTURITY CONTRACTS:
    AIM Variable Insurance Funds, Inc.
      V.I. Capital Appreciation Fund...........    141,292   $11.2634   $  1,552,536    $ --       $  1,552,536
      V.I. Growth Fund.........................    204,502    12.5052      2,557,319      --          2,557,319
      V.I. Growth and Income Fund..............    332,662    11.2957      3,757,624      --          3,757,624
      V.I. International Equity Fund...........    216,812    10.9969      2,384,292      --          2,384,292
    The Alger American Fund
      Growth Portfolio.........................    285,990    12.6460      3,616,606      --          3,616,606
      Income and Growth Portfolio..............    194,995    11.8414      2,308,987      --          2,308,987
      Small Capitalization Portfolio...........     77,472    10.3887        804,820      --            804,820
    Goldman Sachs Variable Insurance Trust
      CORE Large Cap Growth Fund...............    210,952    11.0000      2,320,458      --          2,320,458
      CORE Small Cap Equity Fund...............     31,476     8.9463        281,589      --            281,589
      CORE US Equity Fund......................    282,488    11.3062      3,193,980      --          3,193,980
      Growth and Income Fund...................    199,770     9.2498      1,847,844      --          1,847,844
      International Equity Fund................     30,394    10.5032        319,257      --            319,257
    J.P. Morgan Series Trust II
      Equity Portfolio.........................    293,787    10.8269      3,180,766      --          3,180,766
      International Opportunities Portfolio....     52,419     9.2403        484,365      --            484,365
      Small Company Portfolio..................     22,655     8.3553        189,285      --            189,285
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    333,805    10.0766      3,363,604      --          3,363,604
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    403,733    11.3759      4,592,910      --          4,592,910
      Emerging Growth Series...................    397,132    12.1772      4,835,955      --          4,835,955
      Government Securities Series.............    150,350    10.5829      1,591,131      40,272      1,631,403
      High Yield Series........................    217,924     9.6667      2,106,712      --          2,106,712
      Money Market Series......................    371,404    10.3120      3,829,919      --          3,829,919
      Utilities Series.........................    278,221    10.3843      2,889,100      --          2,889,100
    OCC Accumulation Trust
      Equity Portfolio.........................    363,748    10.5664      3,843,506      --          3,843,506
      Mid Cap Portfolio........................     93,160     9.7036        903,990      --            903,990
      Small Cap Portfolio......................     86,567     8.2560        714,696      --            714,696
    Salomon Brothers Variable Series Funds,
     Inc.
      Variable Capital Fund....................     21,329    10.8433        231,269      --            231,269
      Variable Investors Fund..................     32,282    10.2249        330,084      --            330,084
      Variable Strategic Bond Fund.............    277,473    10.4937      2,911,700      --          2,911,700
      Variable Total Return Fund...............    293,921    10.1488      2,982,932      --          2,982,932
    Warburg Pincus Trust
      Emerging Markets Portfolio...............     22,480     7.2856        163,778      --            163,778
      International Equity Portfolio...........     18,253     9.0185        164,615      --            164,615
      Post-Venture Capital Portfolio...........     14,715     9.2305        135,822      --            135,822
      Small Company Growth Portfolio...........     41,843     8.8466        370,171      --            370,171
                                                                        ------------  -----------  ------------
                                                                        $ 64,761,622    $ 40,272   $ 64,801,894
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
    FUTURITY II CONTRACTS:
    AIM Variable Insurance Funds, Inc.
      V.I. Capital Appreciation Fund...........        100   $11.2991   $      1,130    $ --       $      1,130
      V.I. Growth Fund.........................      1,049    11.3293         11,886      --             11,886
      V.I. Growth & Income Fund................      1,704    11.0655         18,852      --             18,852
      V.I. International Equity Fund...........      2,553    10.5553         26,946      --             26,946
    The Alger American Fund
      Growth Portfolio.........................      2,044    11.1993         22,896      --             22,896
      Income and Growth Portfolio..............      1,785    11.0273         19,691      --             19,691
      Small Capitalization Portfolio...........        100    11.3603          1,136      --              1,136
    Goldman Sachs Variable Insurance Trust.....
      CORE Large-Cap Growth Fund...............        786    11.0085          8,652      --              8,652
      CORE Small Cap Equity Fund...............        100    10.8679          1,087      --              1,087
      CORE US Equity Fund......................      2,341    10.8370         25,372                     25,372
      Growth and Income Fund...................        100    10.3642          1,036      --              1,036
      International Equity Fund................        578    10.5999          6,127      --              6,127
    J.P. Morgan Series Trust II................
      Equity Portfolio.........................        474    10.7114          5,081      --              5,081
      International Opportunities Portfolio....        100    10.5058          1,051      --              1,051
      Small Company Portfolio..................        100    10.8537          1,085      --              1,085
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............      1,763    10.5917         18,674      --             18,674
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............      2,367    11.1244         26,330      --             26,330
      Emerging Growth Series...................      3,662    11.2723         41,284      --             41,284
      Government Securities Series.............      1,027     9.9595         10,231      --             10,231
      High Yield Series........................        729     9.9916          7,281      --              7,281
      Utilities Series.........................        821    10.5369          8,648      --              8,648
    OCC Accumulation Trust
      Equity Portfolio.........................      1,517    10.5784         16,050      --             16,050
      Mid Cap Portfolio........................        150    10.6171          1,593      --              1,593
      Small Cap Portfolio......................        100    10.3520          1,035      --              1,035
      Managed Portfolio........................        100    10.5329          1,053      --              1,053
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............        200    10.0143          2,003      --              2,003
      Sun Capital Investment Grade Bond Fund...      1,806     9.9809         18,033      --             18,033
      Sun Capital Real Estate Fund.............        705    10.0837          7,096      --              7,096
    Warburg Pincus Trust
      Emerging Markets Portfolio...............        100    10.4931          1,049      --              1,049
      International Equity Portfolio...........        100    10.3709          1,037      --              1,037
      Post-Venture Capital Portfolio...........        100    11.2546          1,125      --              1,125
      Small Company Growth Portfolio...........        100    11.0954          1,110      --              1,110
                                                                        ------------  -----------  ------------
                                                                        $    315,660    $ --       $    315,660
                                                                        ------------  -----------  ------------
                                                                        $ 65,077,282    $ 40,272   $ 65,117,554
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998

                                               AIM1             AIM2            AIM3            AIM4             AL1
                                           Sub-Account*     Sub-Account*    Sub-Account**   Sub-Account*    Sub-Account**
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  6,285       $ 156,348        $  44,556       $  18,795       $  15,307
   Mortality and expense risk charges....       (5,754)        (10,256)         (10,435)         (9,450)         (8,129)
   Distribution expense charges..........         (690)         (1,231)          (1,252)         (1,134)           (975)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $   (159)      $ 144,861        $  32,869       $   8,211       $   6,203
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 51,118       $ 262,798        $ 194,277       $ 606,332       $ 134,431
     Cost of investments sold............      (57,244)       (260,107)        (194,824)       (658,114)       (152,992)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gain (losses)........     $ (6,126)      $   2,691        $    (547)      $ (51,782)      $ (18,561)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation on
    investments:
     End of period.......................     $128,463       $ 230,796        $ 401,885       $ 135,808       $ 496,292
     Beginning of period.................      --              --               --              --              --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized
        appreciation.....................     $128,463       $ 230,796        $ 401,885       $ 135,808       $ 496,292
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains.......     $122,337       $ 233,487        $ 401,338       $  84,026       $ 477,731
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................     $122,178       $ 378,348        $ 434,207       $  92,237       $ 483,934
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------


                                                AL3             GS1              GS2             GS3             GS4
                                           Sub-Account**   Sub-Account***   Sub-Account*    Sub-Account*    Sub-Account*
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $    833       $   3,540        $     874       $  14,485       $  16,477
   Mortality and expense risk charges....       (2,460)         (8,520)          (1,123)        (13,699)         (9,031)
   Distribution expense charges..........         (296)         (1,022)            (134)         (1,644)         (1,084)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ (1,923)      $  (6,002)       $    (383)      $    (858)      $   6,362
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................     $ 28,682       $ 145,615        $  31,350       $ 420,752       $  53,455
     Cost of investments sold............      (31,697)       (152,360)         (36,619)       (430,572)        (62,276)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized losses...............     $ (3,015)      $  (6,745)       $  (5,269)      $  (9,820)      $  (8,821)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 96,395       $ 229,353        $  10,059       $ 296,953       $ (71,917)
     Beginning of period.................      --              --               --              --              --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 96,395       $ 229,353        $  10,059       $ 296,953       $ (71,917)
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $ 93,380       $ 222,608        $   4,790       $ 287,133       $ (80,738)
                                           -------------   --------------   -------------   -------------   -------------
     INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS....................     $ 91,457       $ 216,606        $   4,407       $ 286,275       $ (74,376)
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                                                AL2
                                           Sub-Account**
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 14,144
   Mortality and expense risk charges....       (6,477)
   Distribution expense charges..........         (777)
                                           -------------
       Net investment income (loss)......     $  6,890
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 70,034
     Cost of investments sold............      (75,270)
                                           -------------
       Net realized gain (losses)........     $ (5,236)
                                           -------------
   Net unrealized appreciation on
    investments:
     End of period.......................     $271,924
     Beginning of period.................      --
                                           -------------
       Change in unrealized
        appreciation.....................     $271,924
                                           -------------
     Realized and unrealized gains.......     $266,688
                                           -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................     $273,578
                                           -------------
                                           -------------
                                                GS5
                                           Sub-Account+
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  2,340
   Mortality and expense risk charges....       (1,316)
   Distribution expense charges..........         (158)
                                           -------------
       Net investment income (loss)......     $    866
                                           -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................     $ 40,264
     Cost of investments sold............      (43,080)
                                           -------------
       Net realized losses...............     $ (2,816)
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 16,662
     Beginning of period.................      --
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 16,662
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $ 13,846
                                           -------------
     INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS....................     $ 14,712
                                           -------------
                                           -------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period March 12, 1998 (commencement of operations) through December 31, 1998.
  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998 -- continued

                                                JP1             JP2             JP3              LA1             CAS
                                           Sub-Account**    Sub-Account**  Sub-Account**    Sub-Account**   Sub-Account*
                                           --------------   ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 241,743       $   4,493     $     4,121        $ 205,897      $     9,457
   Mortality and expense risk charges....       (8,628)         (1,808)           (717)         (11,202)         (16,870)
   Distribution expense charges..........       (1,035)           (217)            (86)          (1,344)          (2,024)
                                           --------------   ------------   --------------   -------------   -------------
       Net investment income (loss)......    $ 232,080       $   2,468     $     3,318        $ 193,351      $    (9,437)
                                           --------------   ------------   --------------   -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................    $ 576,853       $  10,067     $    55,312        $ 315,782      $ 1,184,955
     Cost of investments sold............     (618,907)        (11,959)        (58,372)        (319,246)      (1,219,402)
                                           --------------   ------------   --------------   -------------   -------------
       Net realized losses...............    $ (42,054)      $  (1,892)    $    (3,060)       $  (3,464)     $   (34,447)
                                           --------------   ------------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  73,661       $   7,372     $    (1,240)       $  21,161      $   629,805
     Beginning of period.................      --               --             --               --               --
                                           --------------   ------------   --------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................    $  73,661       $   7,372     $    (1,240)       $  21,161      $   629,805
                                           --------------   ------------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................    $  31,607       $   5,480     $    (4,300)       $  17,697      $   595,358
                                           --------------   ------------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 263,687       $   7,948     $      (982)       $ 211,048      $   585,921
                                           --------------   ------------   --------------   -------------   -------------
                                           --------------   ------------   --------------   -------------   -------------


                                                GSS             HYS             MMS              UTS             OP1
                                           Sub-Account***   Sub-Account*   Sub-Account***   Sub-Account**   Sub-Account***
                                           --------------   ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $   1,514       $   9,226     $    69,015        $   2,328      $       296
   Mortality and expense risk charges....       (5,898)         (8,450)        (17,964)          (9,095)         (12,274)
   Distribution expense charges..........         (708)         (1,015)         (2,156)          (1,092)          (1,473)
                                           --------------   ------------   --------------   -------------   -------------
       Net investment income (loss)......    $  (5,092)      $    (239)    $    48,895        $  (7,859)     $   (13,451)
                                           --------------   ------------   --------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 658,482       $ 201,108     $ 6,791,349        $  61,276      $   121,931
     Cost of investments sold............     (635,156)       (218,864)     (6,791,349)         (62,407)        (137,860)
                                           --------------   ------------   --------------   -------------   -------------
       Net realized gains (losses).......    $  23,326       $ (17,756)    $   --             $  (1,131)     $   (15,929)
                                           --------------   ------------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  13,091       $  (2,792)    $   --             $ 203,450      $   201,803
     Beginning of period.................      --               --             --               --               --
                                           --------------   ------------   --------------   -------------   -------------
   Change in unrealized appreciation
    (depreciation).......................    $  13,091       $  (2,792)    $   --             $ 203,450      $   201,803
                                           --------------   ------------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................    $  36,417       $ (20,548)    $   --             $ 202,319      $   185,874
                                           --------------   ------------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $  31,325       $ (20,787)    $    48,895        $ 194,460      $   172,423
                                           --------------   ------------   --------------   -------------   -------------
                                           --------------   ------------   --------------   -------------   -------------

                                                EGS
                                           Sub-Account***
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $     9,770
   Mortality and expense risk charges....       (17,496)
   Distribution expense charges..........        (2,099)
                                           --------------
       Net investment income (loss)......   $    (9,825)
                                           --------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................   $ 1,285,214
     Cost of investments sold............    (1,329,156)
                                           --------------
       Net realized losses...............   $   (43,942)
                                           --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $   777,281
     Beginning of period.................       --
                                           --------------
       Change in unrealized appreciation
        (depreciation)...................   $   777,281
                                           --------------
     Realized and unrealized gains
      (losses)...........................   $   733,339
                                           --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $   723,514
                                           --------------
                                           --------------
                                                OP2
                                           Sub-Account***
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $     4,411
   Mortality and expense risk charges....        (3,729)
   Distribution expense charges..........          (447)
                                           --------------
       Net investment income (loss)......   $       235
                                           --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $   185,099
     Cost of investments sold............      (204,397)
                                           --------------
       Net realized gains (losses).......   $   (19,298)
                                           --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $    41,964
     Beginning of period.................       --
                                           --------------
   Change in unrealized appreciation
    (depreciation).......................   $    41,964
                                           --------------
     Realized and unrealized gains
      (losses)...........................   $    22,666
                                           --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $    22,901
                                           --------------
                                           --------------

  *For the period February 26, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998 -- continued

                                           OP3             OP4             SB1             SB2             SB3            SB4
                                      Sub-Account**   Sub-Account+    Sub-Account**   Sub-Account**   Sub-Account*    Sub-Account**
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........     $     --       $     --         $  4,723        $  1,344      $   133,766       $51,585
   Mortality and expense risk
    charges.........................       (1,648)            (1)          (1,045)         (1,425)         (11,087)      (10,981)
   Distribution expense charges.....         (198)            --             (125)           (171)          (1,331)       (1,318)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net investment income
        (loss)......................     $ (1,846)      $     (1)        $  3,553        $   (252)     $   121,348       $39,286
                                      -------------   -------------   -------------   -------------   -------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............     $ 41,674       $     --         $ 14,423        $ 17,667      $   287,467       $76,303
     Cost of investments sold.......      (48,893)            --          (16,180)        (18,524)        (277,837)      (77,449)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net realized gains
        (losses)....................     $ (7,219)      $     --         $ (1,757)       $   (857)     $     9,630       $(1,146)
                                      -------------   -------------   -------------   -------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................     $ 28,952       $     54         $ 23,271        $ 19,454      $   (66,852)      $64,469
     Beginning of period............      --                  --          --              --               --             --
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............     $ 28,952       $     54         $ 23,271        $ 19,454      $   (66,852)      $64,469
                                      -------------   -------------   -------------   -------------   -------------   ------------
     Realized and unrealized gains
      (losses)......................     $ 21,733       $     54         $ 21,514        $ 18,597      $   (57,222)      $63,323
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................     $ 19,887       $     53         $ 25,067        $ 18,345      $    64,126       $102,609
                                      -------------   -------------   -------------   -------------   -------------   ------------
                                      -------------   -------------   -------------   -------------   -------------   ------------


                                          SCA1            SCA2            SCA3             WP1             WP2            WP3
                                      Sub-Account+    Sub-Account+    Sub-Account+    Sub-Account*    Sub-Account**   Sub-Account**
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........     $      4       $     18         $--             $--           $   --            $--
   Mortality and expense risk
    charges.........................           (1)            (4)              (1)           (606)          (1,215)         (478)
   Distribution expense charges.....      --                  (1)         --                  (73)            (146)          (57)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net investment income
        (loss)......................     $      3       $     13         $     (1)       $   (679)     $    (1,361)      $  (535)
                                      -------------   -------------   -------------   -------------   -------------   ------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales............     $      1       $      5         $      1        $ 10,430      $   969,366       $ 1,327
     Cost of investments sold.......           (1)            (6)              (1)        (15,247)      (1,002,396)       (1,566)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net realized losses..........     $--            $     (1)        $--             $ (4,817)     $   (33,030)      $  (239)
                                      -------------   -------------   -------------   -------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................     $--            $     21         $     97        $ (3,352)     $    (1,858)      $ 7,438
     Beginning of period............      --                  --          --              --               --             --
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............     $--            $     21         $     97        $ (3,352)     $    (1,858)      $ 7,438
                                      -------------   -------------   -------------   -------------   -------------   ------------
     Realized and unrealized gains
      (losses)......................     $--            $     20         $     97        $ (8,169)     $   (34,888)      $ 7,199
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................     $      3       $     33         $     96        $ (8,848)     $   (36,249)      $ 6,664
                                      -------------   -------------   -------------   -------------   -------------   ------------
                                      -------------   -------------   -------------   -------------   -------------   ------------

 *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
**For the period March 27, 1998 (commencement of operations) through December 31, 1998.
 +For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998 -- continued

                                                WP4
                                           Sub-Account**       Total
                                           -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ --          $   1,047,695
   Mortality and expense risk charges....       (2,028)         (231,301)
   Distribution expense charges..........         (243)          (27,756)
                                           -------------   -------------
       Net investment income (loss)......    $  (2,271)    $     788,638
                                           -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................    $ 130,688        15,035,888
     Cost of investments sold............     (156,790)      (15,377,120)
                                           -------------   -------------
       Net realized losses...............    $ (26,102)    $    (341,232)
                                           -------------   -------------
   Net unrealized appreciation on
    investments:
     End of period.......................    $  29,531         4,309,454
     Beginning of period.................      --               --
                                           -------------   -------------
       Change in unrealized
       appreciation......................    $  29,531     $   4,309,454
                                           -------------   -------------
     Realized and unrealized gains.......    $   3,429     $   3,968,222
                                           -------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................    $   1,158     $   4,756,860
                                           -------------   -------------
                                           -------------   -------------

**For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                              AIM1           AIM2           AIM3           AIM4           AL1            AL2
                                          Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             1998*          1998*          1998**         1998*          1998**         1998**
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $     (159)    $  144,861     $   32,869     $    8,211     $    6,203     $    6,890
  Net realized gains (losses)...........       (6,126)         2,691           (547)       (51,782)       (18,561)        (5,236)
  Net unrealized gains..................      128,463        230,796        401,885        135,808        496,292        271,924
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase in net assets from
       operations.......................   $  122,178     $  378,348     $  434,207     $   92,237     $  483,934     $  273,578
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $1,229,109     $2,015,774     $2,099,297     $1,910,796     $2,399,047     $1,751,908
    Net transfers between Sub-Accounts
     and Fixed Account..................      212,774        193,750      1,293,608        416,832        768,779        350,911
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (10,395)       (18,667)       (50,636)        (8,627)       (12,258)       (47,719)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $1,431,488     $2,190,857     $3,342,269     $2,319,001     $3,155,568     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.............   $1,431,488     $2,190,857     $3,342,269     $2,319,001     $3,155,568     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets..............   $1,553,666     $2,569,205     $3,776,476     $2,411,238     $3,639,502     $2,328,678
NET ASSETS:
  Beginning of period...................      --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $1,553,666     $2,569,205     $3,776,476     $2,411,238     $3,639,502     $2,328,678
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        AL3            GS1            GS2            GS3            GS4            GS5
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998**        1998***         1998*          1998*          1998*          1998+
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....   $   (1,923)    $   (6,002)    $     (383)    $     (858)    $    6,362     $      866
  Net realized losses.............       (3,015)        (6,745)        (5,269)        (9,820)        (8,821)        (2,816)
  Net unrealized gains (loss).....       96,395        229,353         10,059        296,953        (71,917)        16,662
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net
     assets from operations.......   $   91,457     $  216,606     $    4,407     $  286,275     $  (74,376)    $   14,712
                                    ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $  437,232     $1,763,717     $  258,204     $2,581,300     $1,443,172     $  238,188
    Net transfers between
     Sub-Accounts and Fixed
     Account......................      285,561        357,499         20,679        407,943        493,897         72,560
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................       (8,294)        (8,712)          (614)       (56,166)       (13,813)           (76)
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity...   $  714,499     $2,112,504     $  278,269     $2,933,077     $1,923,256     $  310,672
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......   $  714,499     $2,112,504     $  278,269     $2,933,077     $1,923,256     $  310,672
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets........   $  805,956     $2,329,110     $  282,676     $3,219,352     $1,848,880     $  325,384
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  End of period...................   $  805,956     $2,329,110     $  282,676     $3,219,352     $1,848,880     $  325,384
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period March 12, 1998 (commencement of operations) through December 31, 1998.
  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        JP1            JP2            JP3            LA1            CAS            EGS
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998**         1998**         1998**         1998**         1998*         1998***
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....   $  232,080       $  2,468       $  3,318     $  193,351     $   (9,437)    $   (9,825)
  Net realized losses.............      (42,054)        (1,892)        (3,060)        (3,464)       (34,447)       (43,942)
  Net unrealized gains (losses)...       73,661          7,372         (1,240)        21,161        629,805        777,281
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Increase(decrease) in net
       assets from operations.....   $  263,687       $  7,948       $   (982)    $  211,048     $  585,921     $  723,514
                                    ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $1,481,091       $401,185       $126,177     $2,829,156     $1,880,023     $3,011,641
    Net transfers between
     Sub-Accounts and Fixed
     Account......................    1,474,721         78,547         65,945        363,979      2,200,342      1,178,725
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (33,652)        (2,264)          (770)       (21,905)       (47,046)       (36,641)
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity...   $2,922,160       $477,468       $191,352     $3,171,230     $4,033,319     $4,153,725
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................   $  --            $--            $--          $  --          $  --          $  --
    Annuity payments..............      --             --             --             --             --             --
    Annuity transfers.............      --             --             --             --             --             --
    Adjustments to annuity
     reserve......................      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization
       activity...................   $  --            $--            $--          $  --          $  --          $  --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......   $2,922,160       $477,468       $191,352     $3,171,230     $4,033,319     $4,153,725
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets........   $3,185,847       $485,416       $190,370     $3,382,278     $4,619,240     $4,877,239
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  End of period...................   $3,185,847       $485,416       $190,370     $3,382,278     $4,619,240     $4,877,239
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 26, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        GSS            HYS            MMS            UTS            OP1            OP2
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998*          1998+          1998*          1998**         1998*          1998*
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....   $   (5,092)    $     (239)    $   48,895     $   (7,859)    $  (13,451)      $    235
  Net realized gain (losses)......       23,326        (17,756)       --              (1,131)       (15,929)       (19,298)
  Net unrealized gains (losses)...       13,091         (2,792)       --             203,450        201,803         41,964
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
       assets from operations.....   $   31,325     $  (20,787)    $   48,895     $  194,460     $  172,423       $ 22,901
                                    ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $1,300,822     $1,355,408     $5,275,423     $1,634,726     $2,532,266       $772,014
    Net transfers between
     Sub-Accounts and Fixed
     Account......................      323,387        786,221     (1,482,996)     1,078,739      1,176,486        114,451
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (92,714)        (6,849)       (11,403)       (10,177)       (21,619)        (3,783)
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity...   $1,531,495     $2,134,780     $3,781,024     $2,703,288     $3,687,133       $882,682
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................   $   40,389     $  --          $  --          $  --          $  --            $--
    Annuity payments..............       (1,490)       --             --             --             --             --
    Annuity transfers.............       40,390        --             --             --             --             --
    Adjustments to annuity
     reserve......................         (475)       --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization
       activity...................   $   78,814     $  --          $  --          $  --          $  --            $--
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......   $1,610,309     $2,134,780     $3,781,024     $2,703,288     $3,687,133       $882,682
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets........   $1,641,634     $2,113,993     $3,829,919     $2,897,748     $3,859,556       $905,583
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  End of period...................   $1,641,634     $2,113,993     $3,829,919     $2,897,748     $3,859,556       $905,583
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
  +For the period February 26, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        OP3            OP4            SB1            SB2            SB3            SB4
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998**         1998*          1998**         1998**        1998***         1998**
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....     $ (1,846)    $       (1)      $  3,553       $   (252)    $  121,348     $   39,286
  Net realized gain (losses)......       (7,219)       --              (1,757)          (857)         9,630         (1,146)
  Net unrealized gains (losses)...       28,952             54         23,271         19,454        (66,852)        64,469
                                    ------------        ------    ------------   ------------   ------------   ------------
      Increase in net assets from
       operations.................     $ 19,887     $       53       $ 25,067       $ 18,345     $   64,126     $  102,609
                                    ------------        ------    ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....     $507,596     $    1,000       $200,980       $263,704     $2,139,351     $1,946,618
    Net transfers between
     Sub-Accounts and Fixed
     Account......................      197,133        --               8,030         49,888        722,156        945,488
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................       (8,885)       --              (2,808)        (1,853)       (13,933)       (11,783)
                                    ------------        ------    ------------   ------------   ------------   ------------
      Net accumulation activity...     $695,844     $    1,000       $206,202       $311,739     $2,847,574     $2,880,323
                                    ------------        ------    ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................     $--          $  --            $--            $--          $  --          $  --
    Annuity payments..............      --             --             --             --             --             --
    Annuity transfers.............      --             --             --             --             --             --
    Adjustments to annuity
     reserve......................      --             --             --             --             --             --
                                    ------------        ------    ------------   ------------   ------------   ------------
      Net annuitization
       activity...................     $--          $  --            $--            $--          $  --          $  --
                                    ------------        ------    ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......     $695,844     $    1,000       $206,202       $311,739     $2,847,574     $2,880,323
                                    ------------        ------    ------------   ------------   ------------   ------------
    Increase in net assets........     $715,731     $    1,053       $231,269       $330,084     $2,911,700     $2,982,932
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------        ------    ------------   ------------   ------------   ------------
  End of period...................     $715,731     $    1,053       $231,269       $330,084     $2,911,700     $2,982,932
                                    ------------        ------    ------------   ------------   ------------   ------------
                                    ------------        ------    ------------   ------------   ------------   ------------

  *For the period December 15, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        SCA1           SCA2           SCA3           WP1            WP2            WP3
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                      1998***        1998***        1998***         1998*          1998**         1998**
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income(loss).....     $    3        $    13         $   (1)        $   (679)      $ (1,361)      $   (535)
  Net realized losses.............     --                 (1)        --               (4,817)       (33,030)          (239)
  Net unrealized gains (losses)...     --                 21             97           (3,352)        (1,858)         7,438
                                       ------      ------------      ------      ------------   ------------   ------------
      Increase(decrease) in net
       assets from operations.....     $    3        $    33         $   96         $ (8,848)      $(36,249)      $  6,664
                                       ------      ------------      ------      ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....     $2,000        $18,000         $7,000         $133,941       $169,921       $113,755
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     --             --             --               40,476         32,859         17,358
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................     --             --             --                 (742)          (879)          (830)
                                       ------      ------------      ------      ------------   ------------   ------------
      Net accumulation activity...     $2,000        $18,000         $7,000         $173,675       $201,901       $130,283
                                       ------      ------------      ------      ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................     $--           $--             $--            $--            $--            $--
    Annuity payments..............     --             --             --              --             --             --
    Annuity transfers.............     --             --             --              --             --             --
    Adjustments to annuity
     reserve......................     --             --             --              --             --             --
                                       ------      ------------      ------      ------------   ------------   ------------
      Net annuitization
       activity...................     $--           $--             $--            $--            $--            $--
                                       ------      ------------      ------      ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......     $2,000        $18,000         $7,000         $173,675       $201,901       $130,283
                                       ------      ------------      ------      ------------   ------------   ------------
    Increase in net assets........     $2,003        $18,033         $7,096         $164,827       $165,652       $136,947
NET ASSETS:
  Beginning of period.............     --             --             --              --             --             --
                                       ------      ------------      ------      ------------   ------------   ------------
  End of period...................     $2,003        $18,033         $7,096         $164,827       $165,652       $136,947
                                       ------      ------------      ------      ------------   ------------   ------------
                                       ------      ------------      ------      ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   WP4
                                               Sub-Account       Total
                                               ------------   ------------
                                               Period Ended   Period Ended
                                               December 31,   December 31,
                                                  1998**          1998
                                               ------------   ------------
OPERATIONS:
  Net investment income (loss)...............     $ (2,271)   $   788,638
  Net realized losses........................      (26,102)      (341,232)
  Net unrealized gains.......................       29,531      4,309,454
                                               ------------   ------------
      Increase in net assets from
      operations.............................     $  1,158    $ 4,756,860
                                               ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...............     $378,201    $46,609,743
    Net transfers between Sub-Accounts and
     Fixed Account...........................       (5,371)    14,241,357
    Withdrawals, surrenders, annuitizations
     and contract charges....................       (2,707)      (569,220)
                                               ------------   ------------
      Net accumulation activity..............     $370,123    $60,281,880
                                               ------------   ------------
  Annuitization activity:
    Annuitizations...........................     $--         $    40,389
    Annuity payments.........................      --              (1,490)
    Annuity transfers........................      --              40,390
    Adjustments to annuity reserve...........      --                (475)
                                               ------------   ------------
      Net annuitization activity.............     $--         $    78,814
                                               ------------   ------------
  Increase in net assets from participant
   transactions..............................     $370,123    $60,360,694
                                               ------------   ------------
    Increase in net assets...................     $371,281    $65,117,554
NET ASSETS:
  Beginning of period........................      --             --
                                               ------------   ------------
  End of period..............................     $371,281    $65,117,554
                                               ------------   ------------
                                               ------------   ------------

**For the period March 27, 1998 (commencement of operations) though December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts the funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds Inc. and Warburg Pincus Trust. With respect to the Futurity II contracts the funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust (collectively, the "Funds").

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts and $35 in the case of Futurity II contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                      Units Transferred
                                                                           Between
                                                                        Sub-Accounts
                                 Units Outstanding                        and Fixed       Units Withdrawn,        Units
                                   Beginning of                         Accumulation        Surrendered,     Outstanding End
                                      Period        Units Purchased        Account         and Annuitized        of Year
                                 -----------------  ---------------  -------------------  -----------------  ---------------
                                   Period Ended      Period Ended       Period Ended        Period Ended      Period Ended
                                   December 31,      December 31,       December 31,        December 31,      December 31,
                                       1998              1998               1998                1998              1998
                                 -----------------  ---------------  -------------------  -----------------  ---------------
 FUTURITY CONTRACTS:
 AIM1 *........................         --               120,297             21,989                (994)          141,292
 AIM2 *........................         --               188,055             18,286              (1,839)          204,502
 AIM3 **.......................         --               211,522            126,191              (5,051)          332,662
 AIM4 *........................         --               175,562             42,064                (814)          216,812
 AL1 **........................         --               220,381             66,702              (1,093)          285,990
 AL2 **........................         --               166,134             33,387              (4,526)          194,995
 AL3 **........................         --                46,464             31,855                (847)           77,472
 GS1 ***.......................         --               174,066             37,773                (887)          210,952
 GS2 *.........................         --                28,820              2,730                 (74)           31,476
 GS3 *.........................         --               245,810             41,721              (5,043)          282,488
 GS4 *.........................         --               146,654             54,644              (1,528)          199,770
 GS5 +.........................         --                22,922              7,479                  (7)           30,394
 JP1 **........................         --               153,409            143,890              (3,512)          293,787
 JP2 **........................         --                43,568              9,107                (256)           52,419
 JP3 **........................         --                14,226              8,529                (100)           22,655
 LA1 **........................         --               295,576             40,527              (2,298)          333,805
 CAS ++........................         --               182,671            225,749              (4,687)          403,733
 EGS *.........................         --               286,458            114,747              (4,073)          397,132
 GSS *.........................         --               124,697             30,755              (5,102)          150,350
 HYS ++........................         --               136,139             82,554                (769)          217,924
 MMS *.........................         --               520,396           (145,427)             (3,565)          371,404
 UTS **........................         --               168,365            110,939              (1,083)          278,221
 OP1 *.........................         --               249,514            116,381              (2,147)          363,748
 OP2 *.........................         --                80,719             12,844                (403)           93,160
 OP3 **........................         --                62,966             24,744              (1,143)           86,567
 SB1 **........................         --                20,954                660                (285)           21,329
 SB2 **........................         --                27,151              5,324                (193)           32,282
 SB3 *.........................         --               208,817             69,996              (1,340)          277,473
 SB4 **........................         --               199,267             95,844              (1,190)          293,921
 WP1 *.........................         --                17,004              5,576                (100)           22,480
 WP2 **........................         --                17,656                697                (100)           18,253
 WP3 **........................         --                12,602              2,213                (100)           14,715
 WP4 **........................         --                42,727                (84)               (800)           41,843

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period March 12, 1998 (commencement of operations) through December 31, 1998.
  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.
  ++For the period February 26, 1998 (commencement of operations) through December 31, 1998.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                        Units Transferred
                                                                             Between
                                                                          Sub-Accounts
                                 Units Outstanding                          and Fixed       Units Withdrawn,        Units
                                   Beginning of                           Accumulation        Surrendered,     Outstanding End
                                      Period         Units Purchased         Account         and Annuitized        of Year
                                 -----------------  -----------------  -------------------  -----------------  ---------------
                                   Period Ended       Period Ended        Period Ended        Period Ended      Period Ended
                                   December 31,       December 31,        December 31,        December 31,      December 31,
                                       1998               1998                1998                1998              1998
                                 -----------------  -----------------  -------------------  -----------------  ---------------
 FUTURITY II CONTRACTS:
 AIM1#.........................         --                    100              --                  --                   100
 AIM2#.........................         --                  1,049              --                  --                 1,049
 AIM3#.........................         --                  1,704              --                  --                 1,704
 AIM4##........................         --                  2,553              --                  --                 2,553
 AL1#..........................         --                  2,044              --                  --                 2,044
 AL2##.........................         --                  1,785              --                  --                 1,785
 AL3#..........................         --                    100              --                  --                   100
 GS1###........................         --                    786              --                  --                   786
 GS2#..........................         --                    100              --                  --                   100
 GS3##.........................         --                  2,341              --                  --                 2,341
 GS4#..........................         --                    100              --                  --                   100
 GS5###........................         --                    578              --                  --                   578
 JP1#..........................         --                    474              --                  --                   474
 JP2#..........................         --                    100              --                  --                   100
 JP3#..........................         --                    100              --                  --                   100
 LA1##.........................         --                  1,763              --                  --                 1,763
 CAS#..........................         --                  2,367              --                  --                 2,367
 EGS###........................         --                  3,662              --                  --                 3,662
 GSS##.........................         --                  1,027              --                  --                 1,027
 HYS##.........................         --                    729              --                  --                   729
 UTS###........................         --                    821              --                  --                   821
 OP1##.........................         --                  1,517              --                  --                 1,517
 OP2#..........................         --                    150              --                  --                   150
 OP3#..........................         --                    100              --                  --                   100
 OP4#..........................         --                    100              --                  --                   100
 SCA1#.........................         --                    200              --                  --                   200
 SCA2#.........................         --                  1,806              --                  --                 1,806
 SCA3#.........................         --                    705              --                  --                   705
 WP1#..........................         --                    100              --                  --                   100
 WP2#..........................         --                    100              --                  --                   100
 WP3#..........................         --                    100              --                  --                   100
 WP4#..........................         --                    100              --                  --                   100

   #For the period December 15, 1998 (commencement of operations) through December 31, 1998.
 ##For the period December 17, 1998 (commencement of operations) through December 31, 1998.
###For the period December 29, 1998 (commencement of operations) through December 31, 1998.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity and Futurity II and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Equity Sub-Account, OCC Mid Cap Sub-Account, OCC Managed Sub-Account, OCC Small Cap Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Real Estate Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of December 31, 1998, the related statement of operations and the statement of changes in net assets for the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     ANNUITY SERVICE MAILING ADDRESS:
                     C/O RETIREMENT PRODUCTS AND SERVICES
                     P.O. BOX 9133
                     BOSTON, MASSACHUSETTS  02117

                     TELEPHONE:
                     Toll Free (888) 786-2435
                     In Massachusetts (617) 348-9600

                     GENERAL DISTRIBUTOR
                     Clarendon Insurance Agency, Inc.
                     One Sun Life Executive Park
                     Wellesley Hills, Massachusetts  02481

                     AUDITORS
                     Deloitte Touche LLP
                     125 Summer Street
                     Boston, Massachusetts  02110